UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2011
Date of Reporting Period: October 31, 2011

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2011

     The performance for the portfolios shown on pages 2, and 6 to 23 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of The Glenmede family of funds for the fiscal year ended October 31, 2011. The volatility in the markets that has marked the last few years continued through this fiscal year. The sovereign debt crisis in Europe, lack of action by Congress on U.S. budget issues, a downgrade of U.S. debt by a major credit rating agency and worry about the possibility of a double-dip recession all contributed to the volatility. Despite this, domestic equity and fixed income markets had positive returns for the fiscal year ended October 31, 2011. However, international equities, due to the more serious problems in Europe, had negative returns for the period. Money market funds suffered very low yields as the Federal Reserve maintained short term rates at near zero.

At the fiscal year end on October 31, 2011, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of eighteen portfolios with total assets of $3.2 billion. The fund family includes four International Portfolios; International Portfolio is sub-advised by Philadelphia International Advisors (“PIA”). Philadelphia International Portfolio, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund are advised by PIA. The latter two were launched in 2011 to expand PIA’s product line and respond to client interest in those areas. These four portfolios account for 11% of the fund family’s assets as of October 31, 2011.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP use a quantitative style of investing.

This fiscal year ended October 31, 2011 showed positive returns across all domestic asset classes in anticipation of slow, but positive growth in the U.S. economy. The S&P 500 Index1 gained 8.07% and the Barclays Capital U.S. Aggregate Bond Index1 gained 5.00% for the fiscal year ended October 31, 2011. The MSCI EAFE Index1 performed much worse than domestic stocks for the fiscal year losing 4.08%, hurt by the debt problems in Europe. Small Cap stocks did not do as well as Large Cap stocks with the Russell 2000 Index1 returning 6.71% versus a return of 8.01% on the Russell 1000 Index1 for the fiscal year ended October 31, 2011. The Glenmede Large Cap Value Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 1122 Large Value Equity Funds for the period ended October 31, 2011 (based on risk adjusted returns). The Glenmede Large Cap 100 Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 1617 Large Blend Equity Funds for the period ended October 31, 2011 (based on risk adjusted returns). The Glenmede Small Cap Equity Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 573 Small Blend Equity Funds for the period ended October 31, 2011 (based on risk adjusted returns).

In response to the continuing slow economy, the Federal Reserve has maintained short term rates at 0.0%-0.25% since December 16, 2008. The yield curve flattened during the current fiscal year as one year maturity treasuries dropped 9 basis points in yield and the 30 year treasury dropped 87 basis points.3 Money Market fund yields remain at all time lows.

Returns in the fixed income markets were good across all sectors, but especially in long-term treasuries which returned 16.52% as investors sought a safe haven. The Glenmede bond portfolios all have a high quality bias. The Muni Intermediate Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 155 Muni Short Funds for the period ended October 31, 2011 (based on risk-adjusted returns). The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the Small Cap Equity Portfolio and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 15, 2011

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Diversification does not assure a profit or protect against a loss in a declining market.
An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 24 to 26.

[2]	©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Value Portfolio was rated against the following numbers of U.S.-domiciled Large Value Equity funds over the following time periods: 1,122 funds overall, 1,122 funds in the last three years, 972 funds in the last five years, and 554 funds in the last ten years. With respect to these Large Value Equity funds, the Large Cap Value Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of *** stars, **** and *** stars for the three-, five-, and ten-year periods, respectively. The Large Cap 100 Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,617 funds overall, 1,617 funds in the last three years, and 1,378 funds in the last five years. With respect to these Large Blend Equity funds, the Large Cap 100 Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars and **** stars for the three- and five-year periods, respectively. The Small Cap Equity Portfolio was rated against the following numbers of U.S.-domiciled Small Blend Equity funds over the following time periods: 573 funds overall, 573 funds in the last three years, 487 funds in the last five years, and 284 funds in the last ten years. With respect to these Small Blend Equity funds, the Small Cap Equity Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Rating tm of **** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.- domiciled Muni Short funds over the following time periods: 155 funds overall, 155 funds in the last three years, 143 funds in the last five years, and 86 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars, **** stars and *** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/11.

THE GLENMEDE FUND, INC.

Inside the
SMALL CAP EQUITY PORTFOLIO

We believe consistency is the competitive advantage of Glenmede’s Small Cap Equity Portfolio. Three illustrations of this are: first, the tenure of the portfolio managers; second, the investment process; and lastly, the risk controls.

Bob Mancuso, CFA has been the portfolio manager on this strategy since 1993. He remains in that role today and was joined in 2001 by co-portfolio manager, Chris Colarik. Chris and Bob have worked together as a team for over ten years.

The investment process has remained unchanged since its inception. The process distinctly combines quantitative modeling with fundamental overlays incorporating both a top down and bottoms up approach.

Lastly, risk controls are prevalent throughout the investment process as evidenced by:

•	holding approximately 85-100 names in the portfolio in an effort to minimize stock-specific risk;

•	limiting individual position size to normally no more than 3% of the portfolio;

•	having representation in all sectors with weighting normally +/- 50% relative to the benchmark’s weight; and,

•	fully invested, cash will not normally exceed 3%.

We believe the evidence of these risk controls is our performance versus the small cap market as measured by the Russell 2000 Index.1

Glenmede’s approach to small cap investing is long term and risk managed. We believe a diversified portfolio of stocks that are inexpensive and exhibiting company specific positive trends will outperform the market. We believe our performance can be attributed to the adherence to our investment philosophy.

 1 Please refer to Portfolio Highlights on page 10 for detailed performance figures for the Small Cap Equity Portfolio.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm
Year ended 10/31/11	0.02%	0.01%
Five Years ended 10/31/11	1.77%	1.40%
Ten Years ended 10/31/11	2.04%	1.63%
Inception (11/7/88) through 10/31/11[1]	4.08%	3.60%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/11	0.00%	0.00%

The Government Cash Portfolio returned 0.02% for the fiscal year ended October 31, 2011. The benchmark, the iMoneynet Government All Average, returned 0.01% for the same period. The performance was in line with its benchmark as most short-term securities hovered near zero yield during the fiscal year. The Portfolio seeks to capture yield through purchases of U.S. Government agency coupon and discount notes in conjunction with U.S. treasury — collateralized repurchase agreements. The Portfolio primarily invests in high quality securities while maintaining diversification.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/11	0.01%	0.02%
Five Years ended 10/31/11	1.14%	1.06%
Ten Years ended 10/31/11	1.37%	1.14%
Inception (11/10/88) through 10/31/11[1]	2.72%	2.37%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/11	0.00%	0.00%

The Tax-Exempt Cash Portfolio has underperformed iMoneyNet’s National Retail Tax-Free Averagetm over the past fiscal year because of its defensive position which included a short average maturity. During longer periods, the Portfolio has consistently outperformed the peer group. Money market instruments continued to experience record low yields during the fiscal year.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/11	3.52%	5.00%	3.72%
Five Years ended 10/31/11	6.17%	6.41%	5.15%
Ten Years ended 10/31/11	5.09%	5.46%	4.59%
Inception (11/17/88) through 10/31/11[1]	6.89%	7.26%	6.44%

The Core Fixed Income Portfolio returned 3.52% for the year ended October 31, 2011. The benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 5.00% for the year and the Portfolio’s peer group, the Morningstar Intermediate — Term Bond Average, returned 3.72% for the year. The Portfolio’s under-performance versus the Barclays Capital U.S. Aggregate Bond Index and its peer group can be attributed to the Portfolio’s high credit bias and low risk themes. The underweight in longer-term securities also detracted from performance. The Portfolio seeks to add value monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain a duration target which is similar to its benchmark. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.57%. This ratio can fluctuate and many differ from the expense ratio disclosed in the Financial Highlights section this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/11	5.58%	5.46%	3.78%	8.07%	6.27%
Five Years ended 10/31/11	0.88%	0.65%	0.75%	0.25%	1.26%
Ten Years ended 10/31/11	2.93%	2.54%	2.46%	3.69%	2.72%
Inception (07/20/89) through 10/31/11[1]	7.46%	6.20%	6.08%	8.36%	7.08%

The Strategic Equity Portfolio strives to invest in common stocks of well-managed companies with durable business models that can be purchased at attractive valuations. For the fiscal year ended October 31, 2011 the Portfolio posted a return of 5.58% versus an S&P 500 Index return of 8.07%. During the fiscal year, the Portfolio’s investment philosophy negatively impacted performance. The majority of the underperformance can be explained by the Portfolio’s focus on companies that possess sustainable business models. This focus requires companies to balance returning capital to shareholders in the form of dividends and stock buybacks along with reinvesting in the business. During the past fiscal year, the market disproportionately rewarded those companies that instead possessed high dividend yields. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Growth Average
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index	Index	Blend Average
Year ended 10/31/11	13.24%	6.71%	8.07%	6.53%
Five Years ended 10/31/11	2.90%	0.68%	0.25%	0.42%
Ten Years ended 10/31/11	8.14%	7.02%	3.69%	6.85%
Inception (03/01/91) through 10/31/11[1]	10.01%	9.16%	8.24%	9.84%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/11	13.53%	6.71%	8.07%	6.53%
Five Years ended 10/31/11	3.20%	0.68%	0.25%	0.42%
Ten Years ended 10/31/11	8.41%	7.02%	3.69%	6.85%
Inception (01/02/98) through 10/31/11[2]	10.18%	9.16%	8.24%	9.84%

For the fiscal year ended October 31, 2011, the Small Cap Equity Portfolio Advisor Class returned 13.24% and the Small Cap Equity Portfolio Institutional Class returned 13.53%, compared to the Russell 2000 Index return of 6.71% and the Morningstar Small Blend Average return of 6.53%. The Portfolio benefited from its exposure to higher commodity prices and continued economic strength. Both sector allocation and strong stock selection led the Small Cap Equity Portfolio to outperform the Russell 2000 Index over the past year. The basic, energy, and financial service related sectors provided the largest relative excess returns for the Portfolio. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.96% and 0.76% for the Advisor shares and the Institutional shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. S&P 500 Index,
Russell 2000 Index and Morningstar Small Blend Average*
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/11. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index	Index	Average
Year ended 10/31/11	2.10%	6.16%	8.07%	5.13%
Five Years ended 10/31/11	0.42%	–2.05%	0.25%	–1.73%
Ten Years ended 10/31/11	5.50%	4.57%	3.69%	3.42%
Inception (01/04/93) through 10/31/11[1]	8.00%	8.65%	7.84%	7.00%

For the year ended October 31, 2011, the Large Cap Value Portfolio returned 2.10%, while its benchmark, the Russell 1000 Value Index, returned 6.16%. As concerns over domestic economic growth surfaced in the second quarter, our holdings, many of whose valuations were dependent on expected earnings, suffered. Subsequent concerns over the unfolding financial issues in Europe compounded the difficulties for the Portfolio. The Portfolio seeks to focus on companies whose favorable combination of valuation and fundamentals makes them good candidates for outperformance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.96%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs. S&P 500 Index,
Russell 1000 Value Index and
Morningstar Large Value Average
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Return After Taxes on				Morningstar
	Return		Distributions	Russell 2000	S&P SmallCap	Small
	Before		and Sale of	Growth	600 Growth	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Index	Average
Year ended 10/31/11	12.25%	12.25%	7.96%	9.84%	14.14%	8.71%
Five Years ended 10/31/11	–0.18%	–0.38%	–0.14%	2.68%	4.13%	1.42%
Ten Years ended 10/31/11	3.74%	3.64%	3.26%	6.04%	8.84%	5.13%
Inception (12/29/99) through 10/31/11[1]	–2.65%	–2.73%	–2.20%	0.96%	7.18%	1.94%

Since its inception on December 29, 1999, the Portfolio has underperformed the S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and the Morningstar Small Cap Growth Average by 9.83%, 3.61% and 4.59%, respectively, on an annualized basis. Beginning in December 2009, the Portfolio has been benchmarked to the sector weightings of the S&P SmallCap 600 Growth Index. The benchmark was changed to be consistent with the Portfolio’s investment style versus the Russell 2000 Growth Index. Currently, the Portfolio owns stocks of the Russell 2000 Growth and S&P SmallCap 600 Indices. For the fiscal year ended October 31, 2011, the Portfolio underperformed the S&P SmallCap 600 Growth Index by 1.89%, outperformed the Russell 2000 Growth Index by 2.41%, and outperformed the Morningstar Small Growth Average by 3.54%. In the past year, the performance has benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with stronger fundamentals and more positive earnings/revenue trends relative to the S&P SmallCap 600 Growth Index. However, the Portfolio was negatively impacted by its exposure (about half of the total weighting) to small cap stocks of the Russell 2000 Growth Index which, underperformed during the year. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the information technology, telecommunications and industrials sectors. The Portfolio had negative relative performance from stock selection in the consumer discretionary, health care and energy sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 1.00%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and Morningstar Small
Growth Average 10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap 100 Portfolio	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/11	10.69%	10.56%	7.11%	8.01%	5.16%
Five Years ended 10/31/11	1.04%	0.81%	0.88%	0.54%	–0.32%
Inception (2/27/04) through 10/31/11[1]	4.66%	4.42%	4.02%	3.63%	2.69%

Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Index and Morningstar Large Blend Average by 1.03% and 1.97%, respectively, on an annualized basis. For the fiscal year ended October 31, 2011, the Portfolio outperformed the Russell 1000 Index by 2.68% and the Morningstar Large Cap Blend Average by 5.53%. In the past year, the performance has benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings suprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with stronger fundamentals, more positive earnings/revenue trends and lower market capitalizations relative to the Russell 1000 Index. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the consumer staples, consumer discretionary and financials sectors. The Portfolio had negative relative performance from stock selection in the technology, energy and telecommunications sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.89%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index1 and
Morningstar Large Blend Average1
2/27/04 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/11	12.13%	12.04%	8.00%	9.92%	6.27%
Five Years ended 10/31/11	2.33%	2.17%	1.98%	3.04%	1.26%
Inception (2/27/04) through 10/31/11[1]	5.20%	5.04%	4.50%	3.98%	2.91%

Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Growth Index and the Morningstar Large Growth Average by 1.22% and 2.29%, respectively, on an annualized basis. For the fiscal year ended October 31, 2011, the Portfolio outperformed the Russell 1000 Growth benchmark index by 2.21% and outperformed the Morningstar Large Cap Growth average by 5.86%. In the past year, the performance has benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with stronger fundamentals, more positive earnings/revenue trends and lower market capitalizations relative to the Russell 1000 Growth Index. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the materials, consumer discretionary and financials sectors. The Portfolio had negative relative performance from stock selection in the health care, technology and telecommunications sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.90%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index1
and Morningstar Large Growth Average1
2/27/04 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Barclays Capital
		3-Month
		U.S. Treasury		Morningstar
		Bellwether	Russell 3000	Long/Short
Long/Short Portfolio		Index	Index	Average
Year ended 10/31/11	5.33%	0.14%	7.90%	0.10%
Five Years ended 10/31/11	–1.44%	1.72%	0.55%	–0.60%
Inception (09/29/06) through 10/31/11[1]	–1.43%	1.86%	1.24%	–0.37%

Since its inception on September 29, 2006, the Long/Short Portfolio has underperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index and Morningstar Long/Short Average by 3.29% and 1.06%, respectively. For the fiscal year ended October 31, 2011, the Portfolio outperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index by 5.19% and the Morningstar Long/Short Average by 5.23%. In the past year, the performance benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with stronger fundamentals and more positive earnings/revenue trends. The Portfolio benefited from the out-performance of long verses short positions. The gross return for the long positions (10.30%) in the Portfolio was approximately 6.5% higher than the short positions (3.9%). Overall, the long positions in the Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the health care, materials and financials sectors. The Portfolio had negative relative performance from stock selection in the industrials, energy and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 2.72%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Barclays Capital
3-Month U.S. Treasury Bellwether Index, Russell 3000 Index1 and
Morningstar Long/Short Average1
9/29/06 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 24 to 26%.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index	Blend Average
Year ended 10/31/11	7.86%	7.90%	5.16%
Inception (12/21/06) through 10/31/11[1]	–1.85%	–0.10%	–1.03%

Since its inception on December 21, 2006, the Total Market Portfolio has underperformed the Russell 3000 Index by 1.75% and the Morningstar Large Blend Average by .82%, respectively, on an annualized basis. For the fiscal year ended October 31, 2011, the Portfolio underperformed the Russell 3000 Index by .04% and outperformed the Morningstar Large Blend Average by 2.70%. In the past year, the performance benefited from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with stronger fundamentals and more positive earnings/revenue trends. The Portfolio benefited from the outperformance of long versus short positions. The gross return for the long positions in the Portfolio (8.9%) was approximately 4.9% higher than the short positions (4.0%). Over the past year, the long positions in the Portfolio reflected positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the financials, health care and consumer staples sectors. The Portfolio had negative relative performance from stock selection in the technology, industrial, telecommunications sectors. The Portfolio’s gross annual operating expense, ratio, as stated in the February 28, 2011 Prospectus, is 2.12%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index1 and
Morningstar Large Blend Average1
12/21/06 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Year ended 10/31/11	7.74%	8.07%	4.57%
Inception (6/30/10) through 10/31/11	17.73%	18.07%	12.37%

For the period since inception on June 30, 2010 through October 31, 2011, the Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 17.73% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 12.37% and the S&P 500 Index returned 18.07%. For the fiscal year ended October 31, 2011, the Portfolio returned 7.74%, compared to CBOE S&P 500 Buy-Write Index return of 4.57% and S&P 500 Index return of 8.07%. The Portfolio’s outperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s ability to sell options at a better strike price than the options selected by that Index. For both periods, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately 30% as compared to the S&P 500 Index, but limited the Portfolio’s upside performance relative to the S&P 500 Index. The Portfolio purchased call/put options to close out call/put options and the timing of those purchases enhanced return. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.94%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index	Value Average
Year ended 10/31/11	–7.56%	–4.08%	–6.11%
Five Years ended 10/31/11	–3.74%	–2.41%	–3.18%
Ten Years ended 10/31/11	5.64%	5.73%	5.90%
Inception (11/17/88) through 10/31/11[1]	7.25%	4.14%	6.62%

The International Portfolio was not favorably positioned when the international equity markets fell in response to the European sovereign debt situation and underperformed the Morgan Stanley EAFE Index over the past twelve months. Security selection, on both a country and sector basis, was the primary factor attributing to the poor performance. Stock selection was particularly weak in Australia and within Continental Europe (Germany, Spain, and Italy). On a sector basis, stock picking was weak in Financials, Utilities, and Energy. The Portfolio’s overweight to Energy stocks aided net returns but was offset by an underweight to Consumer Staples, which performed well in the down market. Underperformance during the credit crisis of 2007/2008 has resulted in five-year comparisons versus the Index to be less favorable and the ten-year comparisons to be similar to the Index. Since the inception of the Portfolio, favorable security selection and portfolio positioning have been the primary drivers for the enhanced comparative results versus the Morgan Stanley EAFE Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 1.13%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index	Value Average
Year ended 10/31/11	–7.50%	–4.08%	–6.11%
Five Years ended 10/31/11	–4.37%	–2.41%	–3.18%
Ten Years ended 10/31/11	4.76%	5.73%	5.90%
Inception (08/01/92) through 10/31/11[1]	6.03%	5.78%	6.36%

During the past fiscal year, international equity markets fell due to heightened risk aversion stemming from the European sovereign debt situation. The Philadelphia International Fund was not favorably positioned for the abrupt sentiment shift and underperformed the Morgan Stanley EAFE Index. Positive security selection within the Japanese and Hong Kong markets were not enough to offset the poor relative returns in the Australian and European markets. In addition, stock selection within the Financial, Utilities, and Energy sectors was weak for the period. Poor medium-term performance occurring during the credit crisis of 2007/2008 has caused the Portfolio to underperform the Index for the five-year and ten-year periods. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.93%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $1,000,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Morningstar Foreign Large Value Average
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		MSCI EAFE
		Small Cap
Philadelphia International Small Cap Fund Class IV		Index
Inception (5/31/11) through 10/31/11	–16.21%	–14.20%

The Philadelphia International Small Cap Fund was launched May 31, 2011. For the five-month period ended October 31, 2011, the Portfolio underperformed the MSCI EAFE Small Cap Index. Stock selection was strong in Japan, particularly within the valuation factors, but was weaker in the remaining regions. In Europe, valuation was especially weak as default concerns caused a flight to safety towards already expensive defensive stocks. Stock selection in Industrial and Consumer Discretionary securities aided net returns but was negated by returns within the defensive Consumer Staples and Utilities sectors. The Portfolio’s Class IV share gross annual operating expense ratio, as stated in the May 31, 2011 supplement to the December 31, 2010 Prospectus, is 2.25%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Small Cap Fund Class IV vs.
MSCI EAFE Small Cap Index
5/31/11 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .50% purchase premium and .50% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		MSCI
		Emerging Markets
Philadelphia International Emerging Markets Fund Class IV		Index
Inception (6/30/11) through 10/31/11	–17.04%	–12.30%

The Philadelphia International Emerging Markets Fund was launched June 30, 2011. For the four-month period ended October 31, 2011, the Portfolio underperformed the MSCI Emerging Markets Index. Country selection was responsible for about one third of the underperformance, with an underweight in Indonesia and overweight in Hungary having the largest impacts. The remainder of the underperformance was due to stock selection in some of the larger markets of Brazil and China. On a sector basis, security selection in Materials, Information Technology, and Telecommunications were also a drag on relative returns. These were somewhat offset by strong results within the Industrials and Consumer Discretionary sectors. The Portfolio’s Class IV share gross annual operating expense ratio, as stated in the June 30, 2011 supplement to the December 31, 2010 Prospectus, is 4.60%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Emerging Markets Fund Class IV vs.
MSCI Emerging Markets Index
6/30/11 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Returns are adjusted to reflect the .80% purchase premium and the .80% redemption fee. These transaction fees are retained by the Fund to cover trading costs. The purchase premium and/or redemption fee may be increased, reduced or waived at any time.

The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Morningstar	Barclays Capital
		Muni National	Municipal 1-10
Muni Intermediate Portfolio		Short Average	Year Blend Index
Year ended 10/31/11	2.37%	1.52%	3.30%
Five Years ended 10/31/11	4.03%	2.72%	4.96%
Ten Years ended 10/31/11	3.81%	2.57%	4.43%
Inception (06/05/92) through 10/31/11	4.65%	3.55%	N/A *

Muni Intermediate Portfolio underperformed its primary benchmark, the Barclays Capital Municipal 1-10 Year Blend Index, over the past year. The Portfolio has maintained a defensive position, with duration shorter than the benchmark, so as to strive to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.28%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Morningstar Muni National Short Average
and Barclays Capital Municipal 1-10 Year Blend Index
10/31/01 through 10/31/11

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2011

Average Annual Total Return
		Morningstar
		Muni Single-State	Barclays Capital
		Intermediate	Municipal 1-10
New Jersey Muni Portfolio		Average	Year Blend Index
Year ended 10/31/11	1.76%	2.80%	3.30%
Five Years ended 10/31/11	3.91%	3.58%	4.96%
Ten Years Ended 10/31/11	3.69%	3.66%	4.43%
Inception (11/01/93) through 10/31/11[1]	4.28%	N/A	4.94%

New Jersey Muni Portfolio underperformed the Barclays Capital Municipal 1-10 Yr Blend Index over the past twelve months. The Portfolio has maintained a defensive position, with duration shorter than the benchmarks, so as to strive to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2011 Prospectus, is 0.32%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs.
Morningstar Muni Single-State Intermediate Average
and Barclays Capital Municipal 1-10 Year Blend Index
10/31/01 through 10/31/11

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the period beginning October 31, 1993.
The indices and certain terms are defined on pages 24 to 26.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital 3-Month U.S. Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Muni Single-State Intermediate Average invests in bonds with an average duration of more than 4.5 years but less than seven years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may incur transaction costs in the form of purchase premiums and redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may incur as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2011)	(October 31, 2011)	Ratio	October 31, 2011)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.14%	$0.71
Hypothetical (5% return less expenses)	1,000.00	1,024.50	0.14	0.71
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.12	0.60
Hypothetical (5% return less expenses)	1,000.00	1,024.60	0.12	0.61
Core Fixed Income Portfolio
Actual	1,000.00	1,041.70	0.56	2.88
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.56	2.85
Strategic Equity Portfolio
Actual	1,000.00	909.70	0.88	4.24
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.88	4.48
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	879.80	0.93	4.41
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.74
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	880.70	0.74	3.51
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.74	3.77
Large Cap Value Portfolio
Actual	1,000.00	832.00	0.93	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.74
U.S. Emerging Growth Portfolio
Actual	1,000.00	877.10	0.98	4.64
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.98	4.99
Large Cap 100 Portfolio
Actual	1,000.00	921.80	0.88	4.26
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.88	4.48
Large Cap Growth Portfolio
Actual	1,000.00	935.20	0.88	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.88	4.48
Long/Short Portfolio
Actual	1,000.00	998.90	2.28	11.49
Hypothetical (5% return less expenses)	1,000.00	1,013.70	2.28	11.57

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2011)	(October 31, 2011)	Ratio	October 31, 2011)

Total Market Portfolio
Actual	$1,000.00	$895.70	1.68%	$8.03
Hypothetical (5% return less expenses)	1,000.00	1,016.70	1.68	8.54
Secured Options Portfolio
Actual	1,000.00	967.80	0.90	4.46
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.90	4.58
International Portfolio
Actual	1,000.00	816.40	1.13	5.17
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.13	5.75
Philadelphia International Fund
Actual	1,000.00	813.80	0.94	4.30
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.94	4.79
Philadelphia International Small Cap Fund - Class IV**
Actual	1,000.00	837.90	1.10	4.24
Hypothetical (5% return less expenses)	1,000.00	1,016.30	1.10	4.65
Philadelphia International Emerging Markets Fund - Class IV***
Actual	1,000.00	829.60	1.25	3.85
Hypothetical (5% return less expenses)	1,000.00	1,012.60	1.25	4.24

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
**	The Portfolio commenced operations on May 31, 2011. Expenses are calculated using the Portfolios annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, multiplied by the average account value for the period, multiplied by the number of days in the period (153 days) (the Portfolio began accruing expenses on June 1, 2011), and divided by the number of days in the calendar year (365 days).
***	The Portfolio commenced operations on June 30, 2011. Expenses are calculated using the Portfolios annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, multiplied by the average account value for the period, multiplied by the number of days in the period (123 days) (the Portfolio began accruing expenses on July 1, 2011), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2011)	(October 31, 2011)	Ratio	October 31, 2011)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,025.10	0.26%	$1.33
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.26	1.33

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2011)	(October 31, 2011)	Ratio	October 31, 2011)

New Jersey Muni Portfolio
Actual	$1,000.00	$1,023.50	0.29%	$1.48
Hypothetical (5% return less expenses)	1,000.00	1,023.70	0.29	1.48

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$497,216,749	$584,881,307	$369,108,481
Repurchase agreements at value	236,353,981	—	5,347,847

Total investments	733,570,730	584,881,307	374,456,328

Cash	—	392,517	—
Receivable for fund shares sold	—	—	1,325,558
Interest receivable	2,165,623	420,821	3,010,644
Prepaid expenses	31,602	22,041	13,162

Total assets	735,767,955	585,716,686	378,805,692

Liabilities:
Obligation to return securities lending collateral	5,250,000	—	17,227,300
Payable for fund shares redeemed	1,289	—	8,684
Dividend payable	67	31	—
Payable for Investment Advisory fees	—	—	104,835
Payable for Directors’ fees	21,483	15,429	9,278
Accrued expenses	211,050	140,339	114,228

Total liabilities	5,483,889	155,799	17,464,325

Net Assets	$730,284,066	$585,560,887	$361,341,367

Net Assets consist of:
Par value ($0.001 of shares outstanding)	730,274	585,771	30,953
Paid-in capital in excess of par value	729,543,993	584,974,716	333,033,878
Undistributed (distributions in excess of) net investment income	(2)	1,200	981,648
Accumulated net realized gain (loss) from investment transactions	9,801	(800)	6,401,244
Net unrealized appreciation on investments	—	—	20,893,644

Total Net Assets	730,284,066	585,560,887	361,341,367

Shares Outstanding[3]	730,274,366	585,770,526	30,953,043

Net Asset Value Per Share	$1.00	$1.00	$11.67

[1] Investment at cost	$733,570,730	$584,881,307	$353,562,684
[2] Market value of securities on loan	$5,145,597	—	$16,876,943
[3] Authorized shares	1,390,000,000	1,390,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2011

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$160,560,539	$254,521,111	$88,000,722
Repurchase agreements at value	—	3,177,125	—

Total investments	160,560,539	257,698,236	88,000,722

Receivable for securities sold	595,684	3,428,661	3,964,948
Receivable for fund shares sold	63,100	658,895	116,497
Dividends receivable	142,077	26,278	76,811
Interest receivable	1,249	6,284	634
Prepaid expenses	6,453	7,566	2,984

Total assets	161,369,102	261,825,920	92,162,596

Liabilities:
Due to custodian	550,303	—	135,038
Payable for securities purchased	—	3,404,475	2,794,853
Obligation to return securities lending collateral	6,630,547	40,873,283	1,733,979
Payable for fund shares redeemed	156,872	168,830	547,791
Payable for Investment Advisory fees	69,531	94,361	39,202
Payable for Directors’ fees	4,046	5,274	1,920
Accrued expenses	64,880	72,986	36,863

Total liabilities	7,476,179	44,619,209	5,289,646

Net Assets	$153,892,923	$217,206,711	$86,872,950

Net Assets consist of:
Par value ($0.001 of shares outstanding)	8,954	13,052	9,181
Paid-in capital in excess of par value	130,168,634	199,964,671	88,347,711
Undistributed net investment income	—	3,833	579
Accumulated net realized loss from investment transactions	(3,886,508)	(5,660,979)	(5,236,911)
Net unrealized appreciation on investments	27,601,843	22,886,134	3,752,390

Total Net Assets	153,892,923	217,206,711	86,872,950

Shares Outstanding[3]	8,954,207	13,052,099	9,181,054

Net Asset Value Per Share	$17.19	—	$9.46

Advisor Class — based on net assets of $216,957,605 and shares outstanding of 13,037,583 (80,000,000 authorized shares)	—	16.64	—

Institutional Class — based on net assets of $249,106 and shares outstanding of 14,516.000 (35,000,000 authorized shares)[4]	—	17.16	—

[1] Investment at cost	$132,958,696	$234,812,102	$84,248,332
[2] Market value of securities on loan	$6,493,738	$39,871,246	$1,697,604
[3] Authorized shares	75,000,000	115,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on October 31, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2011

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$23,308,617	$95,692,435	$64,499,940
Repurchase agreements at value	84,182	337,847	440,709

Total investments	23,392,799	96,030,282	64,940,649

Receivable for fund shares sold	13,150	3,339	58,919
Dividends receivable	165	91,273	38,617
Interest receivable	1,437	661	—
Foreign tax reclaims receivable	—	546	—
Prepaid expenses	623	3,798	2,847

Total assets	23,408,174	96,129,899	65,041,032

Liabilities:
Obligation to return securities lending collateral	4,720,597	4,961,915	—
Payable for fund shares redeemed	998	19,545	6,926
Payable for Investment Advisory fees	8,346	40,847	28,996
Payable for Directors’ fees	522	2,376	1,654
Accrued expenses	6,372	35,367	22,086

Total liabilities	4,736,835	5,060,050	59,662

Net Assets	$18,671,339	$91,069,849	$64,981,370

Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,753	7,218	4,731
Paid-in capital in excess of par value	21,503,262	92,113,497	62,324,117
Undistributed net investment income	—	90,752	—
Accumulated net realized loss from investment transactions	(4,396,900)	(16,014,655)	(5,833,029)
Net unrealized appreciation on investments	1,562,224	14,873,037	8,485,551

Total Net Assets	18,671,339	91,069,849	64,981,370

Shares Outstanding[3]	2,753,322	7,218,040	4,731,277

Net Asset Value Per Share	$6.78	$12.62	$13.73

[1] Investment at cost	$21,830,575	$81,157,245	$56,455,098
[2] Market value of securities on loan	$4,589,256	$4,835,918	—
[3] Authorized shares	75,000,000	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2011

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$18,031,216	$53,350,631	$103,178,975
Repurchase agreements at value	146,918	398,036	103,674,893

Total investments	18,178,134	53,748,667	206,853,868

Receivable from Advisor	3,921	11,640	—
Receivable for securities sold	—	—	1,109,445
Receivable for fund shares sold	16,250	81,134	223,453
Dividends receivable	5,734	48,422	—
Interest receivable	738	435	29
Cash collateral on deposit at broker (Note 1)	9,275,257	10,883,859	55,500,000
Prepaid expenses	1,678	1,618	8,586

Total assets	27,481,712	64,775,775	263,695,381

Liabilities:
Obligation to return securities lending collateral	4,342,237	13,270,249	—
Payable for fund shares redeemed	—	24,534	607,535
Options written, at value[3]	—	—	5,258,375
Dividend payable on securities sold short	4,326	5,558	—
Payable for securities sold short, at value[4]	8,748,753	10,349,123	—
Payable for Investment Advisory fees	13,443	39,906	114,641
Payable for Directors’ fees	295	1,054	6,313
Accrued expenses	5,549	16,010	89,857

Total liabilities	13,114,603	23,706,434	6,076,721

Net Assets	$14,367,109	$41,069,341	$257,618,660

Net Assets consist of:
Par value ($0.001 of shares outstanding)	1,614	4,559	21,423
Paid-in capital in excess of par value	22,005,848	47,285,571	248,059,356
Distributions in excess of net investment income	(28,417)	(2,764)	(37,082)
Accumulated net realized gain (loss) from investment transactions	(8,893,377)	(12,289,075)	8,019,758
Net unrealized appreciation on investments	906,206	5,309,362	289,983
Net unrealized appreciation on options written	—	—	1,265,222
Net unrealized appreciation on securities sold short	375,233	761,686	—
Net unrealized appreciation on foreign currencies	2	2	—

Total Net Assets	14,367,109	41,069,341	257,618,660

Shares Outstanding[5]	1,613,673	4,558,688	21,423,059

Net Asset Value Per Share	$8.90	$9.01	$12.03

[1] Investment at cost	$17,271,928	$48,439,305	$206,563,885
[2] Market value of securities on loan	$4,232,673	$12,669,828	—
[3] Premiums received from options written	—	—	$6,523,597
[4] Proceeds from securities sold short	$9,123,986	$11,110,809	—
[5] Authorized shares	20,000,000	20,000,000	40,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2011

		Philadelphia
	International	International
	Portfolio	Fund
Assets:
Investments[1]:
Investments at value[2]	$288,456,243	$86,615,996
Repurchase agreements at value	3,189,741	3,756,422

Total investments	291,645,984	90,372,418

Foreign currency, at value (Note 1)[3]	86,510	26,570
Receivable for securities sold	38,259	11,137
Receivable for spot foreign currency contracts sold	85,352	26,523
Receivable for fund shares sold	129	1,043,734
Dividends receivable	852,705	260,852
Interest receivable	11,327	3,003
Foreign tax reclaims receivable	476,105	124,065
Prepaid expenses	13,475	3,839

Total assets	293,209,846	91,872,141

Liabilities:
Payable for securities purchased	73,753	21,960
Payable for spot foreign currency contracts purchased	85,500	26,569
Obligation to return securities lending collateral	21,252,849	6,265,443
Payable for fund shares redeemed	62,179	1,851,084
Payable for Investment Advisory fees	165,715	50,322
Payable for Directors’ fees	7,865	2,272
Accrued expenses	133,812	21,920

Total liabilities	21,781,673	8,239,570

Net Assets	$271,428,173	$83,632,571

Net Assets consist of:
Par value ($0.001 of shares outstanding)	22,511	7,698
Paid-in capital in excess of par value	336,098,474	168,265,432
Undistributed net investment income	223,556	84,097
Accumulated net realized loss from investment transactions	(79,194,682)	(88,003,753)
Net unrealized appreciation on investments	14,224,449	3,263,790
Net unrealized appreciation on foreign currencies	53,865	15,307

Total Net Assets	271,428,173	83,632,571

Shares Outstanding[4]	22,510,947	7,697,720

Net Asset Value Per Share	$12.06	$10.86

[1] Investment at cost	$277,421,535	$87,108,628
[2] Market value of securities on loan	$20,151,574	$5,943,106
[3] Foreign currency cost	$87,511	$26,860
[4] Authorized shares	75,000,000	70,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2011

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund[4]	Fund[5]
Assets:
Investments[1]:
Investments at value	$2,890,594	$2,125,889
Repurchase agreements at value	22,881	8,166

Total investments	2,913,475	2,134,055

Foreign currency, at value (Note 1)[2]	5,168	592
Receivable from Advisor	12,365	12,800
Receivable for securities sold	—	128,259
Receivable for spot foreign currency contracts sold	853	122,374
Dividends receivable	12,701	3,795
Foreign tax reclaims receivable	452	—
Prepaid expenses	58	37

Total assets	2,945,072	2,401,912

Liabilities:
Payable for securities purchased	—	108,378
Payable for spot foreign currency contracts purchased	854	121,863
Payable for Investment Advisory fees	1,455	1,153
Payable for Directors’ fees	54	23
Accrued expenses	19,087	19,248

Total liabilities	21,450	250,665

Net Assets	$2,923,622	$2,151,247

Net Assets consist of:
Par value ($0.001 of shares outstanding)	351	255
Paid-in capital in excess of par value	3,481,037	2,570,049
Undistributed (distributions in excess of) net investment income	(1,185)	9,331
Accumulated net realized loss from investment transactions	(118,181)	(63,055)
Net unrealized depreciation on investments	(438,293)	(364,864)
Net unrealized depreciation on foreign currencies	(107)	(469)

Total Net Assets	2,923,622	2,151,247

Shares Outstanding[3]	351,430	254,721

Net Asset Value Per Share	$8.32	$8.45

Class IV — based on net assets of $2,923,622 and $2,151,247, respectively and shares outstanding of 351,430 and 254,721, respectively	8.32	8.45

[1] Investment at cost	$3,351,768	$2,498,919
[2] Foreign currency cost	$5,208	$599
[3] Authorized shares - Class I	10,000,000	10,000,000
[3] Authorized shares - Class IV	10,000,000	10,000,000
[4] The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.
[5] The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2011

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,404,805	$1,055,104	$13,514,521
Income from security lending	12,497	—	33,011

Total investment income	1,417,302	1,055,104	13,547,532

Expenses:
Management fees	—	—	1,236,118
Administration, transfer agent and custody fees	490,871	364,427	223,385
Professional fees	190,951	139,926	95,251
Shareholder report expenses	48,185	30,198	18,497
Shareholder servicing fees	822,609	595,283	353,177
Directors’ fees and expenses	90,285	65,040	39,194
Registration and filing fees	1,630	2,084	6,119
Other expenses	90,473	70,176	46,573

Total expenses	1,735,004	1,267,134	2,018,314

Less expenses waived/reimbursed	(361,945)	(272,714)	—

Net expenses	1,373,059	994,420	2,018,314

Net investment income	44,243	60,684	11,529,218

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	9,846	—	7,882,286

Net change in unrealized gain (loss) of:
Investments	—	—	(8,314,368)

Net realized and unrealized gain (loss)	9,846	—	(432,082)

Net increase in net assets resulting from operations	$54,089	$60,684	$11,097,136

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2011

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$2,606,854	$1,568,241	$1,228,212
Interest	35	422	124
Income from security lending	5,140	87,768	6,244

Total investment income	2,612,029	1,656,431	1,234,580

Expenses:
Management fees	897,669	954,507	419,291
Administration, transfer agent and custody fees	103,865	116,984	66,624
Professional fees	40,752	42,088	18,063
Shareholder report expenses	15,718	19,474	7,527
Shareholder servicing fees (Advisor Class)	326,425	433,602	152,470
Shareholder servicing fees (Institutional Class)	—	53	—
Directors’ fees and expenses	18,084	18,882	7,975
Registration and filing fees	7,673	27,800	23,211
Other expenses	19,690	17,926	7,144

Total expenses	1,429,876	1,631,316	702,305

Net investment income	1,182,153	25,115	532,275

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,065,191	13,241,921	(1,086,977)

Net change in unrealized gain (loss) of:
Investments	168,075	(1,525,154)	(1,259,508)

Net realized and unrealized gain (loss)	8,233,266	11,716,767	(2,346,485)

Net increase (decrease) in net assets resulting from operations	$9,415,419	$11,741,882	$(1,814,210)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2011

	U.S.	Large	Large
	Emerging	Cap	Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$135,587	$1,613,642	$857,242
Interest	9	31	35
Income from security lending	17,203	4,197	—

Total investment income	152,799	1,617,870	857,277

Expenses:
Management fees	110,006	516,658	326,541
Administration, transfer agent and custody fees	19,817	61,232	41,850
Professional fees	4,670	22,851	14,023
Shareholder report expenses	2,803	9,330	5,811
Shareholder servicing fees	50,002	187,876	118,742
Directors’ fees and expenses	2,199	10,331	6,489
Registration and filing fees	4,340	4,199	4,195
Other expenses	3,121	11,641	6,400

Total expenses	196,958	824,118	524,051

Net investment income (loss)	(44,159)	793,752	333,226

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	4,299,449	9,526,177	6,205,677

Net change in unrealized gain (loss) of:
Investments	(2,274,654)	(1,400,849)	(879,014)

Net realized and unrealized gain	2,024,795	8,125,328	5,326,663

Net increase in net assets resulting from operations	$1,980,636	$8,919,080	$5,659,889

[1]	The Large Cap 100 Portfolio and Large Cap Growth Portfolio had foreign dividend withholding taxes of $833 and $766, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2011

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$171,070	$754,162	$55,842
Interest	46	43	41,794
Income from security lending	6,475	5,197	—

Total investment income	177,591	759,402	97,636

Expenses:
Management fees	131,663	460,962	1,115,817
Administration, transfer agent and custody fees	16,415	32,699	147,611
Professional fees	2,356	9,718	51,504
Shareholder report expenses	2,017	4,082	20,204
Shareholder servicing fees	21,944	76,827	405,752
Dividends and Interest on securities sold short	121,611	187,543	—
Directors’ fees and expenses	1,167	4,212	21,530
Initial offering fee	—	—	25,665
Short positions flex fees	—	54,211	—
Registration and filing fees	9,747	4,482	25,918
Other expenses	1,560	4,642	11,277

Total expenses	308,480	839,378	1,825,278

Less expenses waived/reimbursed	(49,812)	(134,447)	—

Net expenses	258,668	704,931	1,825,278

Net investment income (loss)	(81,077)	54,471	(1,727,642)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,510,925	3,848,564	593,326
Options written	—	—	9,660,303
Securities sold short	(480,631)	(1,084,096)	—
Foreign currency transactions	(15)	(16)	—

Net realized gain	1,030,279	2,764,452	10,253,629

Net change in unrealized gain (loss) of:
Investments	(538,266)	(1,493,111)	73,375
Options written	—	—	775,508
Securities sold short	154,876	916,561	—
Foreign currency translation	2	2	—

Net change in unrealized gain (loss)	(383,388)	(576,548)	848,883

Net realized and unrealized gain	646,891	2,187,904	11,102,512

Net increase in net assets resulting from operations	$565,814	$2,242,375	$9,374,870

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2011

		Philadelphia
	International	International
	Portfolio	Fund
Investment income:
Dividends[1]	$11,379,619	$3,144,412
Interest	68	103
Income from security lending	525,845	134,723

Total investment income	11,905,532	3,279,238

Expenses:
Management fees	2,565,321	709,583
Administration, transfer agent and custody fees	218,547	104,184
Professional fees	85,238	23,365
Shareholder report expenses	35,002	10,791
Shareholder servicing fees	855,107	—
Directors’ fees and expenses	38,793	10,654
Registration and filing fees	8,551	17,978
Other expenses	50,018	13,523

Total expenses	3,856,577	890,078

Net investment income	8,048,955	2,389,160

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	28,072,560	4,736,008
Foreign currency transactions	(384,426)	(94,305)

Net realized gain	27,688,134	4,641,703

Net change in unrealized gain (loss) of:
Investments	(55,947,908)	(13,859,444)
Foreign currency translation	(6,703)	1,020

Net change in unrealized loss	(55,954,611)	(13,858,424)

Net realized and unrealized loss	(28,266,477)	(9,216,721)

Net decrease in net assets resulting from operations	$(20,217,522)	$(6,827,561)

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $1,010,214 and $277,088, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2011

	Philadelphia	Philadelphia
	International	International
	Small	Emerging
	Cap	Markets
	Fund[1]	Fund[2]
Investment income:
Dividends[3]	$51,255	$31,115
Interest	2	3

Total investment income	51,257	31,118

Expenses:
Management fees	7,684	4,821
Administration, transfer agent and custody fees	30,877	36,707
Professional fees	15,398	15,336
Shareholder report expenses	2,587	59
Shareholder servicing fees (Class IV)	256	148
Directors’ fees and expenses	135	82
Registration and filing fees	2,475	2,475
Other expenses	114	83

Total expenses	59,526	59,711

Less expenses waived/reimbursed	(45,437)	(50,520)

Net expenses	14,089	9,191

Net investment income	37,168	21,927

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(113,450)	(67,572)
Foreign currency transactions	3,712	(8,079)

Net realized loss	(109,738)	(75,651)

Net change in unrealized gain (loss) of:
Investments	(438,293)	(364,864)
Foreign currency translation	(107)	(469)

Net change in unrealized loss	(438,400)	(365,333)

Net realized and unrealized loss	(548,138)	(440,984)

Net decrease in net assets resulting from operations	$(510,970)	$(419,057)

[1]	The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.
[2]	The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.
[3]	The Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $3,498 and $4,289, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2011

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$44,243	$60,684	$11,529,218
Net realized gain on:
Investment transactions	9,846	—	7,882,286
Net change in unrealized loss of:
Investments	—	—	(8,314,368)

Net increase in net assets resulting from operations	54,089	60,684	11,097,136
Distributions to shareholders from:
Net investment income	(118,670)	(60,689)	(12,295,516)
Net increase (decrease) in net assets from capital share transactions	63,860,487	34,677,928	(34,343,921)

Net increase (decrease) in net assets	63,795,906	34,677,923	(35,542,301)

NET ASSETS:
Beginning of year	666,488,160	550,882,964	396,883,668

End of year	$730,284,066	$585,560,887	$361,341,367

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(2)	$1,200	$981,648

For the Year Ended October 31, 2010
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$418,778	$126,167	$12,958,242
Net realized loss on:
Investment transactions	(45)	(800)	(513,878)
Net change in unrealized gain of:
Investments	—	—	13,515,646

Net increase in net assets resulting from operations	418,733	125,367	25,960,010
Distributions to shareholders from:
Net investment income	(418,796)	(125,996)	(13,246,821)
Net realized gain on investments	—	—	(2,427,615)
Net increase (decrease) in net assets from capital share transactions	(28,891,423)	(65,234,978)	33,085,299

Net increase (decrease) in net assets	(28,891,486)	(65,235,607)	43,370,873

NET ASSETS:
Beginning of year	695,379,646	616,118,571	353,512,795

End of year	$666,488,160	$550,882,964	$396,883,668

Undistributed net investment income included in net assets at end of year	$74,425	$1,205	$1,045,945

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2011

	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,182,153	$25,115	$532,275
Net realized loss on:
Investment transactions	8,065,191	13,241,921	(1,086,977)
Net change in unrealized loss of:
Investments	168,075	(1,525,154)	(1,259,508)

Net increase (decrease) in net assets resulting from operations	9,415,419	11,741,882	(1,814,210)
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,168,107)	(64,083)	(531,696)
Institutional Class	—	(68)	—
Net increase (decrease) in net assets from capital share transactions	(11,581,569)	76,699,717	41,735,024

Net increase (decrease) in net assets	(3,334,257)	88,377,448	39,389,118

NET ASSETS:
Beginning of year	157,227,180	128,829,263	47,483,832

End of year	$153,892,923	$217,206,711	$86,872,950

Undistributed net investment income included in net assets at end of year	—	$3,833	$579

For the Year Ended October 31, 2010
	Strategic	Small Cap	Large Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$920,935	$50,113	$261,475
Net realized gain on:
Investment transactions	3,367,099	8,766,883	5,074,957
Net change in unrealized gain of:
Investments	16,191,276	17,682,709	1,746,098

Net increase in net assets resulting from operations	20,479,310	26,499,705	7,082,530
Distributions to shareholders from:
Net investment income:
Advisor Class	(917,716)	(133,740)	(256,843)
Institutional Class	—	(1)	—
Net increase (decrease) in net assets from capital share transactions	4,927,018	(2,149,119)	4,116,783

Net increase in net assets	24,488,612	24,216,845	10,942,470

NET ASSETS:
Beginning of year	132,738,568	104,612,418	36,541,362

End of year	$157,227,180	$128,829,263	$47,483,832

Undistributed net investment income included in net assets at end of year	$20,242	—	$4,632

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2011

	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(44,159)	$793,752	$333,226
Net realized gain on:
Investment transactions	4,299,449	9,526,177	6,205,677
Net change in unrealized loss of:
Investments	(2,274,654)	(1,400,849)	(879,014)

Net increase in net assets resulting from operations	1,980,636	8,919,080	5,659,889
Distributions to shareholders from:
Net investment income	—	(717,124)	(320,756)
Net increase (decrease) in net assets from capital share transactions	(952,639)	(3,560,309)	9,602,047

Net increase in net assets	1,027,997	4,641,647	14,941,180

NET ASSETS:
Beginning of year	17,643,342	86,428,202	50,040,190

End of year	$18,671,339	$91,069,849	$64,981,370

Undistributed net investment income included in net assets at end of year	—	$90,752	—

For the Year Ended October 31, 2010
	U.S.
	Emerging	Large Cap	Large Cap
	Growth	100	Growth
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(11,501)	$747,807	$187,770
Net realized gain on:
Investment transactions	2,882,733	5,871,602	7,159,115
Net change in unrealized gain of:
Investments	2,124,765	8,915,994	3,976,090

Net increase in net assets resulting from operations	4,995,997	15,535,403	11,322,975
Distributions to shareholders from:
Net investment income	(48,781)	(733,683)	(192,354)
Net decrease in net assets from capital share transactions	(6,857,741)	(20,167,920)	(5,272,108)

Net increase (decrease) in net assets	(1,910,525)	(5,366,200)	5,858,513

NET ASSETS:
Beginning of year	19,553,867	91,794,402	44,181,677

End of year	$17,643,342	$86,428,202	$50,040,190

Undistributed net investment income included in net assets at end of year	—	$14,124	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2011

		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(81,077)	$54,471	$(1,727,642)
Net realized gain (loss) on:
Investment transactions	1,510,925	3,848,564	593,326
Options written	—	—	9,660,303
Foreign currency transactions	(15)	(16)	—
Securities sold short	(480,631)	(1,084,096)	—
Net change in unrealized gain (loss) of:
Investments	(538,266)	(1,493,111)	73,375
Options Written	—	—	775,508
Foreign currency translation	2	2	—
Securities sold short	154,876	916,561	—

Net increase in net assets resulting from operations	565,814	2,242,375	9,374,870
Distributions to shareholders from:
Net investment income	—	(29,993)	—
Net realized gain on investments	—	—	(4,266,060)
Net increase in net assets from capital share transactions	2,457,108	4,405,503	139,634,291

Net increase in net assets	3,022,922	6,617,885	144,743,101

NET ASSETS:
Beginning of year	11,344,187	34,451,456	112,875,559

End of year	$14,367,109	$41,069,341	$257,618,660

Distributions in excess of net investment included in net assets at end of year	$(28,417)	$(2,764)	$(37,082)

For the Year Ended October 31, 2010
		Total	Secured
	Long/Short	Market	Options
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(71,453)	$13,815	$(113,767)
Net realized gain (loss) on:
Investment transactions	3,343,613	3,074,927	3,836,516
Securities sold short	(12,071)	(433,739)	—
Net change in unrealized gain (loss) of:
Investments	(995,392)	3,267,083	216,608
Options Written	—	—	489,714
Securities sold short	(1,714,298)	(1,121,159)	—

Net increase in net assets resulting from operations	550,399	4,800,927	4,429,071
Distributions to shareholders from:
Net investment income	—	(23,116)	—
Net increase (decrease) in net assets from capital share transactions	(6,821,241)	8,994,944	108,446,488

Net increase (decrease) in net assets	(6,270,842)	13,772,755	112,875,559

NET ASSETS:
Beginning of year	17,615,029	20,678,701	—

End of year	$11,344,187	$34,451,456	$112,875,559

Distributions in excess of net investment included in net assets at end of year	$(28,301)	$(30,581)	$(39,753)

 1 The Secured Options Portfolio commenced operations on June 30, 2010.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2011

		Philadelphia
	International	International
	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income	$8,048,955	$2,389,160
Net realized gain (loss) on:
Investment transactions	28,072,560	4,736,008
Foreign currency transactions	(384,426)	(94,305)
Net change in unrealized gain (loss) of:
Investments	(55,947,908)	(13,859,444)
Foreign currency translation	(6,703)	1,020

Net decrease in net assets resulting from operations	(20,217,522)	(6,827,561)
Distributions to shareholders from:
Net investment income	(7,733,015)	(2,327,000)
Net decrease in net assets from capital share transactions	(89,463,940)	(13,402,241)

Net decrease in net assets	(117,414,477)	(22,556,802)

NET ASSETS:
Beginning of year	388,842,650	106,189,373

End of year	$271,428,173	$83,632,571

Undistributed net investment income included in net assets at end of year	$223,556	$84,097

For the Year Ended October 31, 2010
		Philadelphia
	International	International
	Portfolio	Fund
Increase (decrease) in net assets
Operations:
Net investment income	$9,396,959	$2,669,358
Net realized gain (loss) on:
Investment transactions	25,822,401	4,911,032
Foreign currency transactions	(332,015)	(128,030)
Net change in unrealized gain of:
Investments	2,771,626	2,149,066
Foreign currency translation	36,327	5,624

Net increase in net assets resulting from operations	37,695,298	9,607,050
Distributions to shareholders from:
Net investment income	(8,825,062)	(2,428,758)
Net decrease in net assets from capital share transactions	(32,872,136)	(10,412,197)

Net decrease in net assets	(4,001,900)	(3,233,905)

NET ASSETS:
Beginning of year	392,844,550	109,423,278

End of year	$388,842,650	$106,189,373

Undistributed net investment income included in net assets at end of year	$292,042	$116,242

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Period Ended October 31, 2011

		Philadelphia
	Philadelphia	International
	International	Emerging
	Small Cap	Markets
	Fund[1]	Fund[2]
Increase (decrease) in net assets
Operations:
Net investment income	$37,168	$21,927
Net realized gain (loss) on:
Investment transactions	(113,450)	(67,572)
Foreign currency transactions	3,712	(8,079)
Net change in unrealized loss of:
Investments	(438,293)	(364,864)
Foreign currency translation	(107)	(469)

Net decrease in net assets resulting from operations	(510,970)	(419,057)
Distributions to shareholders from:
Net investment income:
Class IV	(46,796)	—
Net increase in net assets from capital share transactions	3,481,388	2,570,304

Net increase in net assets	2,923,622	2,151,247

NET ASSETS:
Beginning of period	—	—

End of period	$2,923,622	$2,151,247

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,185)	$9,331

[1] The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.
[2] The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2011

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$565,814
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(15,315,399)
Investments sold	13,335,598
Purchases to cover securities sold short	(10,144,640)
Securities sold short	11,836,170
(Purchase)/Sale of short term investments, net	338,728
(Increase) in Receivable from Investment Advisor	(27)
Decrease in Interest receivable	4
(Increase) in Cash collateral on deposit at broker	(2,413,312)
Decrease in Dividends receivable	3,140
(Increase) in Prepaid expenses	(654)
Increase in Dividends payable for securities sold short	1,117
Increase in Investment Advisory fees	90
(Decrease) in Directors fees	(137)
(Decrease) in Accrued expenses	(446)
Net change in unrealized gain (loss) on investments	538,266
Net realized gain from investments	(1,510,925)
Net change in unrealized gain (loss) on securities sold short	(154,876)
Net realized loss from securities sold short	480,631

Net cash provided by (used for) operating activities	(2,440,858)

Cash flows from (used in) financing activities
Proceeds from shares sold	7,925,209
Payments on shares redeemed	(5,484,351)

Net cash provided by (used for) financing activities	2,440,858

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Year Ended October 31, 2011

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$2,242,375
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(56,465,778)
Investments sold	51,080,147
Purchases to cover securities sold short	(19,151,110)
Securities sold short	20,158,484
(Purchase)/Sale of short term investments, net	(13,131)
(Increase) in Receivable from Investment Advisor	(1,486)
(Increase) in Interest receivable	(162)
(Increase) in Cash Collateral on deposit at broker	(10,883,859)
(Increase) in Dividends receivable	(12,503)
(Increase) in Prepaid expenses	(239)
(Decrease) in Dividends payable for securities sold short	(1,582)
Increase in Investment Advisory fees	5,095
Increase in Directors fees	94
(Decrease) in Accrued expenses	(2,729)
Proceeds received for the collateralization of short sales	10,883,859
Net change in unrealized gain (loss) on investments	1,493,111
Net realized gain from investments	(3,848,564)
Net change in unrealized gain (loss) on securities sold short	(916,561)
Net realized loss from securities sold short	1,084,096

Net cash provided by (used for) operating activities	(4,350,443)

Cash flows from (used in) financing activities
Proceeds from shares sold	17,120,398
Payments on shares redeemed	(12,743,078)
Cash distributions paid	(26,877)

Net cash provided by (used for) financing activities	4,350,443

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non-cash financial activities not included herein consist of reinvestment of $3,116.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2011[1]	2010[1]	2009	2008[1]	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.001	0.007	0.031	0.051
Net realized gain (loss) on investments	0.000 [2]	0.000	0.000	(0.001)	0.000

Total from investment operations	0.000 [2]	0.001	0.007	0.030	0.051

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.001)	(0.007)	(0.030)	(0.051)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%	0.06%	0.65%	3.05%	5.17%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$730,284	$666,488	$695,380	$723,520	$784,655
Ratio of operating expenses to average net assets	0.21%	0.22%	0.25%	0.21%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.17%	0.22%	—%	—%	—%
Ratio of net investment income to average net assets	0.01%	0.06%	0.65%	3.06%	5.05%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2011	2010	2009	2008[1]	2007

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000 [2]	0.002	0.020	0.034
Net realized gain on investments	0.000	0.000	0.000	0.001	0.000

Total from investment operations	0.000	0.000	0.002	0.021	0.034

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.002)	(0.021)	(0.034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.02%	0.17%	2.09%	3.45%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$585,561	$550,883	$616,119	$1,137,156	$646,665
Ratio of operating expenses to average net assets	0.21%	0.22%	0.25%	0.19%	0.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.17%	0.21%	0.24%	—%	—%
Ratio of net investment income to average net assets	0.01%	0.02%	0.20%	2.03%	3.39%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2011	2010[1]	2009	2008	2007[1]

Net asset value, beginning of year	$11.67	$11.37	$10.35	$10.64	$10.62

Income from investment operations:
Net investment income	0.38	0.39	0.40	0.50	0.48
Net realized and unrealized gain (loss) on investments	0.02 [2]	0.38	1.03	(0.29)	0.02

Total from investment operations	0.40	0.77	1.43	0.21	0.50

Distributions to shareholders from:
Net investment income	(0.40)	(0.40)	(0.41)	(0.50)	(0.48)
Net realized capital gains	—	(0.07)	—	—	—

Total distributions	(0.40)	(0.47)	(0.41)	(0.50)	(0.48)

Net asset value, end of year	$11.67	$11.67	$11.37	$10.35	$10.64

Total return	3.52%	7.01%	13.96%	1.89%	4.87%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$361,341	$396,884	$353,513	$237,944	$205,601
Ratio of operating expenses to average net assets	0.57%	0.57%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	3.26%	3.40%	3.67%	4.64%	4.52%
Portfolio turnover rate	68%	31%	55%	71%	143%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2011	2010	2009	2008	2007[1]

Net asset value, beginning of year	$16.40	$14.33	$13.20	$20.00	$17.75

Income from investment operations:
Net investment income	0.13	0.10	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.79	2.07	1.13	(6.71)	3.04

Total from investment operations	0.92	2.17	1.24	(6.61)	3.11

Distributions to shareholders from:
Net investment income	(0.13)	(0.10)	(0.11)	(0.10)	(0.09)
Net realized capital gains	—	—	—	(0.09)	(0.77)

Total distributions	(0.13)	(0.10)	(0.11)	(0.19)	(0.86)

Net asset value, end of year	$17.19	$16.40	$14.33	$13.20	$20.00

Total return	5.58%	15.15%	9.57%	(33.32)%	17.63%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$153,893	$157,227	$132,739	$97,704	$101,032
Ratio of operating expenses to average net assets	0.88%	0.88%	0.88%	0.86%	0.86%
Ratio of net investment income to average net assets	0.72%	0.63%	0.90%	0.57%	0.39%
Portfolio turnover rate	51%	44%	53%	91%	64%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2011[1]	2010[1]	2009	2008[1]	2007[1]

Net asset value, beginning of year	$14.70	$11.70	$10.62	$16.89	$16.63

Income from investment operations:
Net investment income	—	0.01	0.05	0.05	0.00 [2]
Net realized and unrealized gain (loss) on investments	1.95	3.01	1.08	(6.28)	2.61

Total from investment operations	1.95	3.02	1.13	(6.23)	2.61

Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.05)	(0.04)	—
Net realized capital gains	—	—	—	—	(2.35)

Total distributions	(0.01)	(0.02)	(0.05)	(0.04)	(2.35)

Net asset value, end of year	$16.64	$14.70	$11.70	$10.62	$16.89

Total return	13.24%	25.78%	10.81%	(36.94)%	15.94%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$216,958	$128,828	$104,611	$93,448	$265,577
Ratio of operating expenses to average net assets	0.94%	0.96%	0.94%	0.94%	0.92%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.01%	0.04%	0.50%	0.35%	0.00%[3]
Portfolio turnover rate[4]	78%	81%	89%	72%	58%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	Amount rounds to less than 0.01% per share.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2011[1]	2010[1]	2009[1]	2008	2007[1]

Net asset value, beginning of year	$15.12	$12.01	$10.89	$17.29	$16.88

Income from investment operations:
Net investment income	0.05	0.03	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	2.00	3.10	1.10	(6.42)	2.72

Total from investment operations	2.05	3.13	1.17	(6.34)	2.76

Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.05)	(0.06)	—
Net realized capital gains	—	—	—	—	(2.35)

Total distributions	(0.01)	(0.02)	(0.05)	(0.06)	(2.35)

Net asset value, end of year	$17.16	$15.12	$12.01	$10.89	$17.29

Total return	13.53%	26.12%	10.91%	(36.77)%	16.65%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$249	$1	$1	$1	$2
Ratio of operating expenses to average net assets	0.74%	0.76%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets	0.30%	0.31%	0.64%	0.54%	0.21%
Portfolio turnover rate[2]	78%	81%	89%	72%	58%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2011	2010	2009	2008	2007

Net asset value, beginning of year	$9.33	$7.88	$7.00	$10.89	$11.02

Income from investment operations:
Net investment income	0.07	0.06	0.12	0.16	0.17
Net realized and unrealized gain (loss) on investments	0.13 [1]	1.45	0.88	(3.89)	1.12

Total from investment operations	0.20	1.51	1.00	(3.73)	1.29

Distributions to shareholders from:
Net investment income	(0.07)	(0.06)	(0.12)	(0.16)	(0.17)
Net realized capital gains	—	—	—	(0.00)[2]	(1.25)

Total distributions	(0.07)	(0.06)	(0.12)	(0.16)	(1.42)

Net asset value, end of year	$9.46	$9.33	$7.88	$7.00	$10.89

Total return	2.10%	19.14%	14.65%	(34.61)%	11.99%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$86,873	$47,484	$36,541	$31,091	$42,904
Ratio of operating expenses to average net assets	0.92%	0.95%	0.97%	0.94%	0.91%
Ratio of net investment income to average net assets	0.70%	0.64%	1.75%	1.64%	1.48%
Portfolio turnover rate	164%	118%	177%	288%	123%

[1]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating net asset value per share of the Fund.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2011[1]	2010[1]	2009[1]	2008[1]	2007[1]

Net asset value, beginning of year	$6.04	$4.71	$4.53	$7.34	$7.34

Income from investment operations:
Net investment income (loss)	(0.02)	0.00 [2]	0.01	0.00 [2]	(0.04)
Net realized and unrealized gain (loss) on investments	0.76	1.34	0.17	(2.80)	0.53

Total from investment operations	0.74	1.34	0.18	(2.80)	0.49

Distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—
Net realized capital gains	—	—	—	—	(0.46)
Tax return of capital	—	—	—	(0.01)	(0.03)

Total distributions	—	(0.01)	—	(0.01)	(0.49)

Net asset value, end of year	$6.78	$6.04	$4.71	$4.53	$7.34

Total return	12.25%	28.54%	3.97%	(38.16)%	6.84%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$18,671	$17,643	$19,554	$22,903	$38,921
Ratio of operating expenses to average net assets	0.98%	1.00%	1.00%	0.95%	0.93%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.22)%	(0.06)%	0.14%	0.06%	(0.47)%
Portfolio turnover rate	157%	109%	117%	129%	138%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Years Ended October 31,
	2011[1]	2010[1]	2009	2008	2007[1]

Net asset value, beginning of year	$11.49	$9.75	$8.60	$13.97	$12.92

Income from investment operations:
Net investment income	0.11	0.09	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments	1.12	1.74	1.15	(5.38)	1.49

Total from investment operations	1.23	1.83	1.26	(5.26)	1.58

Distributions to shareholders from:
Net investment income	(0.10)	(0.09)	(0.11)	(0.11)	(0.10)
Net realized capital gains	—	—	—	—	(0.43)

Total distributions	(0.10)	(0.09)	(0.11)	(0.11)	(0.53)

Net asset value, end of year	$12.62	$11.49	$9.75	$8.60	$13.97

Total return	10.69%	18.81%	14.80%	(37.89)%	12.31%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$91,070	$86,428	$91,794	$87,534	$156,903
Ratio of operating expenses to average net assets	0.88%	0.89%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	0.84%	0.83%	1.24%	0.95%	0.68%
Portfolio turnover rate	103%	103%	124%	111%	90%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Years Ended October 31,
	2011	2010[1]	2009[1]	2008[1]	2007[1]

Net asset value, beginning of year	$12.31	$9.80	$8.57	$14.17	$12.90

Income from investment operations:
Net investment income	0.07	0.04	0.04	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.42	2.51	1.24	(5.61)	1.74

Total from investment operations	1.49	2.55	1.28	(5.57)	1.77

Distributions to shareholders from:
Net investment income	(0.07)	(0.04)	(0.05)	(0.03)	(0.03)
Net realized capital gains	—	—	—	—	(0.47)

Total distributions	(0.07)	(0.04)	(0.05)	(0.03)	(0.50)

Net asset value, end of year	$13.73	$12.31	$9.80	$8.57	$14.17

Total return	12.13%	26.11%	14.99%	(39.36)%	13.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$64,981	$50,040	$44,182	$41,314	$70,898
Ratio of operating expenses to average net assets	0.88%	0.90%	0.90%	0.88%	0.86%
Ratio of net investment income to average net assets	0.56%	0.38%	0.50%	0.29%	0.20%
Portfolio turnover rate	117%	125%	140%	148%	93%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the Years Ended October 31,
	2011[1]	2010[1]	2009[1]	2008[1]	2007[1]

Net asset value, beginning of year	$8.45	$8.15	$8.25	$9.55	$9.99

Income from investment operations:
Net investment income (loss)	(0.05)	(0.04)	(0.04)	0.14	0.28
Net realized and unrealized gain (loss) on investments	0.50	0.34	(0.06)	(1.28)	(0.46)

Total from investment operations	0.45	0.30	(0.10)	(1.14)	(0.18)

Distributions to shareholders from:
Net investment income	—	—	—	(0.16)	(0.26)

Total distributions	—	—	—	(0.16)	(0.26)

Net asset value, end of year	$8.90	$8.45	$8.15	$8.25	$9.55

Total return	5.33%	3.68%	(1.21)%	(12.15)%	(1.85)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$14,367	$11,344	$17,615	$34,904	$45,294
Ratio of operating expenses before waiver/reimbursement to average net assets	2.81%	2.72%	2.84%	2.28%	2.43%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.36%	2.33%	2.49%	1.89%	1.85%
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.25%	1.25%	1.23%	1.18%	1.25%[2]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.74)%	(0.47)%	(0.44)%	1.54%	2.83%
Portfolio turnover rate	137%[3]	636%	715%	656%	859%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The calculation of the portfolio turnover rate for the fiscal year ended October 31, 2011 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
					For the Period
					December 21, 2006
	For the Years Ended October 31,				through
	2011[2]	2010[2]	2009[2]	2008[2]	October 31, 2007[1,2]

Net asset value, beginning of year	$8.36	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.01	0.00 [3]	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.65	1.35	0.49	(3.87)	0.42

Total from investment operations	0.66	1.35	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	—	(0.01)	—	—

Total distributions	(0.01)	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of year	$9.01	$8.36	$7.02	$6.54	$10.42

Total return	7.86%	19.20%	7.72%	(36.83)%	4.37%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$41,069	$34,451	$20,679	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to average net assets	2.19%	2.12%	2.32%	2.30%	2.39%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.84%	1.77%	1.96%	1.92%	1.73%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends and interest on securities sold short and stock ticket expense on securities sold short	1.21%	1.23%	1.25%	1.20%	1.25%[5,6]
Ratio of net investment income to average net assets	0.14%	0.05%	0.25%	0.54%	0.20%[5]
Portfolio turnover rate	123%[7]	200%	185%	201%	197%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Unaudited.
[7]	The calculation of the portfolio turnover rate for the fiscal year ended October 31, 2011 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
		For the
		Period
	For the	June 30,
	Year	2010
	Ended	through
	October 31,	October 31,
	2011[1]	2010[1,2]

Net asset value, beginning of year	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.10)	(0.03)
Net realized and unrealized gain on investments	0.98	1.58

Total from investment operations	0.88	1.55

Distributions to shareholders from:
Net realized capital gains	(0.40)	—

Total distributions	(0.40)	—

Net asset value, end of year	$12.03	$11.55

Total return	7.74%	15.50%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$257,619	$112,876
Ratio of operating expenses to average net assets	0.90%	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.85)%	(0.91)%[4]
Portfolio turnover rate	1,010%	247%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Commencement of operations.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Years Ended October 31,
	2011[1]	2010[1]	2009[1]	2008	2007[1]

Net asset value, beginning of year	$13.36	$12.34	$9.09	$19.71	$19.59

Income from investment operations:
Net investment income	0.32	0.30	0.25	0.53	0.33
Net realized and unrealized gain (loss) on investments	(1.30)	1.01	3.25	(10.42)	3.43

Total from investment operations	(0.98)	1.31	3.50	(9.89)	3.76

Distributions to shareholders from:
Net investment income	(0.32)	(0.29)	(0.25)	(0.54)	(0.41)
Net realized capital gains	—	—	—	(0.19)	(3.23)

Total distributions	(0.32)	(0.29)	(0.25)	(0.73)	(3.64)

Net asset value, end of year	$12.06	$13.36	$12.34	$9.09	$19.71

Total return	(7.56)%	10.88%	39.06%	(51.69)%	20.03%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$271,428	$388,843	$392,845	$355,145	$986,265
Ratio of operating expenses to average net assets	1.13%	1.13%	1.13%	1.11%	1.10%
Ratio of net investment income to average net assets	2.35%	2.43%	2.54%	3.21%	1.56%
Portfolio turnover rate	40%	36%	63%	49%	39%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Years Ended October 31,
	2011[1]	2010[1]	2009[1]	2008	2007

Net asset value, beginning of year	$12.04	$11.18	$9.15	$20.32	$19.60

Income from investment operations:
Net investment income	0.31	0.29	0.22	0.64	0.38
Net realized and unrealized gain (loss) on investments	(1.18)	0.84	2.85	(10.91)	3.40

Total from investment operations	(0.87)	1.13	3.07	(10.27)	3.78

Distributions to shareholders from:
Net investment income	(0.31)	(0.27)	(0.24)	(0.61)	(0.56)
Net realized capital gains	—	—	(0.80)	(0.29)	(2.50)

Total distributions	(0.31)	(0.27)	(1.04)	(0.90)	(3.06)

Net asset value, end of year	$10.86	$12.04	$11.18	$9.15	$20.32

Total return	(7.50)%	10.48%	36.81%	(52.37)%	20.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$83,633	$106,189	$109,423	$182,815	$561,700
Ratio of operating expenses to average net assets	0.94%	0.93%	0.92%	0.88%	0.86%
Ratio of net investment income to average net assets	2.53%	2.59%	2.44%	3.52%	1.85%
Portfolio turnover rate	51%	40%	55%	40%	45%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Philadelphia
International
Small Cap
Fund
Class
IV
For the
Period
May 31,
2011
through
October 31,
2011[1,2]

Net Asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss on investments	(1.65)

Total from investment operations	(1.54)

Distributions to shareholders from:
Net investment income	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$8.32

Total return[3]	(15.37)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	4.65%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.10%
Ratio of net investment income to average net assets	2.90%[5]
Portfolio turnover rate	28%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Philadelphia
International
Emerging
Markets
Fund
Class
IV
For the
Period
June 30,
2011
through
October 31,
2011[1,2]

Net Asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(1.72)

Total from investment operations	(1.63)

Purchase Premium	0.08
Net asset value, end of period	$8.45

Total return[3]	(15.50)%[4]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	8.12%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%
Ratio of net investment income to average net assets	2.98%[5]
Portfolio turnover rate	19%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
[5]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 1.8%

	Federal Farm Credit Bank — 1.4%
$10,000,000	0.000% due 11/2/11[2]	$9,999,970

		9,999,970

	Federal Home Loan Bank — 0.4%
3,000,000	0.000% due 1/19/12[2]	2,999,078

		2,999,078

	TOTAL AGENCY DISCOUNT NOTES (Amortized Cost $12,999,048)	12,999,048

AGENCY NOTES* — 56.9%

	Federal Farm Credit Bank — 5.5%
6,900,000	0.470% due 11/30/11	6,901,196
3,750,000	0.543% due 1/13/12[3]	3,752,871
6,615,000	2.000% due 1/17/12	6,637,330
15,650,000	0.195% due 5/23/12[3]	15,656,028
7,070,000	0.170% due 8/8/12[3]	7,071,652

		40,019,077

	Federal Home Loan Bank — 30.8%
27,370,000	4.875% due 11/18/11	27,429,929
10,000,000	0.750% due 11/21/11	10,002,755
10,000,000	0.300% due 11/23/11	10,000,000
10,000,000	0.285% due 11/28/11[3]	10,000,941
10,000,000	0.290% due 12/16/11[3]	10,000,000
15,000,000	0.350% due 12/19/11	15,003,889
3,000,000	1.000% due 12/28/11	3,003,953
10,000,000	0.150% due 1/13/12[3]	10,001,309
3,000,000	0.250% due 1/27/12	2,999,255
18,700,000	0.127% due 2/3/12[3]	18,700,102
5,000,000	2.150% due 2/6/12	5,025,894
10,000,000	0.120% due 2/27/12	9,998,603
2,500,000	1.125% due 3/9/12	2,508,572
10,000,000	0.160% due 4/2/12	9,998,614
22,000,000	1.375% due 6/8/12	22,145,578
10,000,000	0.120% due 6/22/12[3]	10,000,000
25,000,000	0.330% due 7/16/12	25,008,079
18,000,000	0.330% due 7/17/12	18,004,884
5,000,000	0.300% due 9/21/12	5,000,000

		224,832,357

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal Home Loan Mortgage Corporation — 12.1%
$16,025,000	0.220% due 11/7/11[3]	$16,025,237
24,250,000	0.060% due 11/9/11[3]	24,249,682
15,000,000	1.540% due 12/15/11	15,025,050
5,000,000	5.750% due 1/15/12[4]	5,055,937
4,500,000	0.070% due 1/25/12[3]	4,499,845
5,535,000	0.159% due 2/2/12[3]	5,535,228
7,500,000	2.125% due 3/23/12	7,558,304
10,000,000	5.000% due 3/29/12	10,194,754

		88,144,037

	Federal National Mortgage Association — 8.5%
10,000,000	5.375% due 11/15/11	10,019,829
25,496,000	1.000% due 11/23/11	25,507,734
3,000,000	2.000% due 1/9/12	3,008,851
11,166,000	0.875% due 1/12/12	11,180,688
8,500,000	5.000% due 2/16/12	8,619,144
4,150,000	1.000% due 4/4/12	4,163,746

		62,499,992

	TOTAL AGENCY NOTES (Amortized Cost $415,495,463)	415,495,463

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — 8.7%
5,000,000	Bank of the West,
	2.150% due 3/27/12	5,039,400
7,500,000	Citigroup Funding, Inc.,
	0.758% due 4/30/12[3]	7,520,507
5,212,000	Citigroup, Inc.,
	2.875% due 12/9/11	5,226,438
4,000,000	Citigroup, Inc.,
	2.125% due 4/30/12	4,037,013
2,100,000	General Electric Capital Corp.,
	3.000% due 12/9/11	2,106,186
10,000,000	HSBC USA, Inc.,
	3.125% due 12/16/11	10,035,960
2,650,000	Morgan Stanley,
	0.555% due 2/10/12[3]	2,652,756
5,130,000	Morgan Stanley,
	2.250% due 3/13/12	5,168,467

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — (Continued)

$5,329,000	Regions Bank,
	3.250% due 12/9/11	$5,346,114
16,250,000	Sovereign Bank,
	2.750% due 1/17/12	16,339,397

		63,472,238

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Amortized Cost $63,472,238)	63,472,238

REPURCHASE AGREEMENTS* — 32.4%
96,353,981	With Bank of America, dated 10/31/11, 0.070%, principal and interest in the amount of $96,354,168, due 11/1/11, (collateralized by a U.S. Treasury Note with a par value of $98,938,800, coupon rate of 0.250%, due 9/15/14, market value of $98,281,336)	96,353,981
110,000,000	With RBS Greenwich, Inc., dated 10/31/11, 0.080%, principal and interest in the amount of $110,000,244, due 11/1/11, (collateralized by a U.S. Treasury Note with a par value of $101,351,000, coupon rate of 3.250%, due 3/31/17, market value of $112,246,233)	110,000,000
30,000,000	With UBS AG, dated 10/31/11, 0.060%, principal and interest in the amount of $30,000,050, due 11/1/11, (collateralized by a U.S. Treasury Note with a par value of $27,629,800, coupon rate of 3.130%, due 1/31/17, market value of $30,600,004)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $236,353,981)	236,353,981

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
5,250,000	State Street Navigator Securities Lending Prime Portfolio	5,250,000

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Amortized Cost $5,250,000)	5,250,000

TOTAL INVESTMENTS (Amortized Cost $733,570,730)[6]	100.5%	$733,570,730
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(3,286,664)

NET ASSETS	100.0%	$730,284,066

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of October 31, 2011.
[4]	Securities or partial securities on loan. See Note 1.
[5]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[6]	Aggregate cost for federal tax purposes was $733,570,730.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

AGENCY DIVERSIFICATION

On October 31, 2011, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	31.2%	$227,831,435
Federal Home Loan Mortgage Corporation	12.1	88,144,037
Government Guaranteed Corporate	8.7	63,472,238
Federal National Mortgage Association	8.5	62,499,992
Federal Farm Credit Bank	6.9	50,019,047

TOTAL	67.4%	$491,966,749
REPURCHASE AGREEMENTS	32.4	236,353,981
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.7	5,250,000

TOTAL INVESTMENTS	100.5%	$733,570,730

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 90.9%

	Daily Variable/Floating Rate Notes — 37.3%
$5,800,000	California State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A-2,
	0.09% due 10/1/47	$5,800,000
10,000,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (SPA: U.S. Bank),
	0.09% due 1/15/26	10,000,000
1,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.08% due 7/1/35	1,000,000
7,800,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank N.A.),
	0.13% due 1/1/39	7,800,000
11,330,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.10% due 12/1/15	11,330,000
300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.09% due 11/1/19	300,000
6,400,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, (SPA: Bank of America N.A.),
	0.09% due 11/15/32	6,400,000
1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.06% due 5/15/35	1,300,000
14,000,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.08% due 6/1/20	14,000,000
6,800,000	Harris County, Texas, Health Facilities Development Authority Revenue, Series A-2, (LOC: Bank of America N.A.),
	0.18% due 11/15/47	6,800,000
9,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.08% due 3/1/24	9,000,000
13,330,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.10% due 5/15/48	13,330,000
2,500,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series B,
	0.10% due 5/15/48	2,500,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$8,585,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.09% due 12/1/16	$8,585,000
2,945,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.09% due 6/1/23	2,945,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.08% due 11/1/14	300,000
11,800,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.08% due 11/1/14	11,800,000
7,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.09% due 11/1/35	7,800,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.10% due 11/1/49	1,350,000
16,350,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.09% due 12/1/30	16,350,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.08% due 12/1/30	1,565,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.13% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.11% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.08% due 7/15/32	2,150,000
1,700,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.15% due 6/1/31	1,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,735,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.15% due 6/1/41	$4,735,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.23% due 11/1/22	1,120,000
2,100,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.12% due 8/15/18	2,100,000
19,015,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.18% due 6/15/35	19,015,000
3,300,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.18% due 7/1/34	3,300,000
5,000,000	Oklahoma State Capitol Improvement Authority Facilities Revenue, Higher Education D-1, (SPA: Bank of America N.A.),
	0.25% due 7/1/31	5,000,000
2,933,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.12% due 7/15/19	2,933,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.10% due 8/15/20	1,600,000
15,165,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.09% due 5/15/32	15,165,000
1,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.09% due 4/1/38	1,525,000
7,025,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.17% due 2/15/31	7,025,000
2,450,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.08% due 10/1/25	2,450,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,810,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.14% due 2/1/26	$1,810,000
925,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.13% due 11/1/25	925,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $218,308,000)	218,308,000

	Weekly Variable/Floating Rate Notes — 53.6%
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.28% due 8/1/16	2,025,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank N.A.),
	0.23% due 12/1/24	2,400,000
10,685,000	Charlotte, North Carolina, Certificate of Participation, Central Yard Project, Series A, (SPA: Bank of America N.A.),
	0.17% due 3/1/25	10,685,000
6,880,000	Charlotte, North Carolina, Certificate of Participation, Refunding, Convention Facility Project B, (SPA: Wachovia Bank),
	0.12% due 12/1/21	6,880,000
3,905,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America N.A.),
	0.15% due 6/1/25	3,905,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.23% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank N.A.),
	0.13% due 12/1/33	700,000
3,676,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.14% due 7/1/27	3,676,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,080,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.15% due 4/1/20	$7,080,000
2,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.14% due 5/15/14	2,655,000
2,690,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.15% due 12/1/15	2,690,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.13% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.12% due 12/1/26	5,500,000
1,305,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.11% due 12/1/20	1,305,000
300,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.11% due 12/1/11	300,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.12% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.15% due 4/1/35	4,000,000
9,410,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.11% due 10/1/36	9,410,000
7,850,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.09% due 9/1/19	7,850,000
613,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.08% due 7/1/28	613,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.11% due 12/15/24	6,160,000
4,595,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.11% due 7/1/27	4,595,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.06% due 11/1/28	$3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.07% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.13% due 8/1/28	6,500,000
8,355,000	Mecklenburg County, North Carolina, Certificate of Participation, (SPA: Branch Banking & Trust),
	0.15% due 2/1/26	8,355,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America N.A.):
1,000,000	0.180% due 2/1/17	1,000,000
1,100,000	0.180% due 2/1/19	1,100,000
1,100,000	0.180% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.05% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.28% due 2/15/33	4,285,000
2,625,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.23% due 12/1/27	2,625,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.13% due 12/1/27	950,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: J. P. Morgan Chase),
	0.13% due 11/1/29	6,430,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.12% due 5/15/31	805,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.10% due 6/1/32	$5,000,000
4,040,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: U.S. Bank),
	0.10% due 6/1/23	4,040,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.10% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.13% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.09% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.23% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.13% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.05% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.10% due 12/1/21	4,380,000
2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.12% due 11/15/28	2,035,000
7,000,000	Ohio State University, Series B,
	0.07% due 12/1/29	7,000,000
3,500,000	Ohio State University, Series E,
	0.07% due 6/1/35	3,500,000
4,500,000	Ohio State, General Obligation Unlimited, Series C,
	0.10% due 6/15/26	4,500,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Barclays Bank PLC),
	0.10% due 6/1/38	$8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.11% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.08% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.08% due 9/1/36	6,250,000
1,800,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.08% due 9/1/36	1,800,000
4,000,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.07% due 7/1/35	4,000,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.06% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.07% due 7/1/32	185,000
494,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.23% due 12/1/15	494,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.25% due 5/1/32	12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.25% due 11/1/31	6,675,000
10,050,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.13% due 3/1/29	10,050,000
3,565,000	University of North Carolina, Revenue Bonds, Series B,
	0.05% due 12/1/25	3,565,000
7,565,000	University of North Carolina, Revenue Bonds, Series C,
	0.05% due 12/1/25	7,565,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

	University of Texas, University Revenue, Financing System, Series B:
$6,250,000	0.040% due 8/1/16	$6,250,000
3,480,000	0.040% due 8/1/33	3,480,000
6,500,000	0.040% due 8/1/39	6,500,000
1,400,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.05% due 8/15/13	1,400,000
10,990,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.10% due 6/1/48	10,990,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.13% due 12/1/23	6,955,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $314,143,000)	314,143,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $532,451,000)	532,451,000

FIXED RATE NOTES* — 9.0%
5,000,000	Colorado State General Funding, Tax & Revenue Anticipation Notes,
	2.00% due 6/27/12	5,059,889
5,000,000	Davis County, Utah, School District, Tax Anticipation Notes,
	3.00% due 6/29/12	5,091,924
5,795,000	Du Page County, Illinois, General Obligation, Prerefunded 1/1/12 @100,
	5.00% due 1/1/21	5,841,654
10,000,000	Harris County, Texas, General Obligation, Tax Anticipation Notes,
	1.50% due 2/29/12	10,044,341
2,500,000	Los Angeles, California, General Obligation Unlimited, Tax & Revenue Anticipation Notes,
	2.50% due 4/30/12	2,526,733

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount	Value

FIXED RATE NOTES* — (Continued)

$10,000,000	Oregon State, General Obligation, Tax Anticipation Notes,
2.00% due 6/29/12	$10,116,066
13,500,000	Texas State, Tax & Revenue Anticipation Notes,
2.50% due 8/30/12	13,749,700

TOTAL FIXED RATE NOTES (Amortized Cost $52,430,307)	52,430,307

TOTAL INVESTMENTS (Amortized Cost $584,881,307)[2]	99.9%	$584,881,307
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	679,580

NET ASSETS	100.0%	$585,560,887

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $584,881,307.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

COUPON TYPE

On October 31, 2011, coupon type of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	90.9%	$532,451,000
Fixed Rate Notes	9.0	52,430,307

TOTAL INVESTMENTS	99.9%	$584,881,307

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Face
Amount		Value

AGENCY NOTES* — 6.5%

	Federal Home Loan Bank — 6.5%
$4,000,000	3.625% due 10/18/13[1]	$4,246,852
12,000,000	5.000% due 7/15/14	13,393,020
5,000,000	5.125% due 10/18/16[1]	5,916,645

		23,556,517

	TOTAL AGENCY NOTES (Cost $23,272,455)	23,556,517

MORTGAGE-BACKED SECURITIES*,2 — 40.4%

	Federal Home Loan Mortgage Corporation — 12.1%
2,308	# G00807, 9.500% due 3/1/21	2,318
1,372,944	# G12342, 5.500% due 8/1/21	1,484,482
379,483	# J03604, 5.500% due 10/1/21	409,363
190,506	# J03649, 5.500% due 10/1/21	205,507
556,280	# G12442, 6.000% due 11/1/21	604,218
1,089,391	# J03536, 5.500% due 11/1/21	1,175,169
420,641	# G18163, 5.500% due 1/1/22	453,762
1,635,085	# G13396, 5.500% due 12/1/23	1,762,809
71,526	# D78677, 8.000% due 3/1/27	84,694
46,872	# D84894, 8.000% due 12/1/27	55,594
653,519	# C00742, 6.500% due 4/1/29	741,553
384,942	# A57845, 7.000% due 2/1/37	441,454
1,290,293	# A68937, 6.000% due 11/1/37	1,411,888
531,019	# A68332, 5.500% due 11/1/37	574,590
6,038,265	# A69653, 5.500% due 12/1/37	6,533,709
1,734,993	# A70446, 5.000% due 12/1/37	1,862,508
6,256,312	# A73370, 5.000% due 2/1/38	6,716,126
3,146,815	# A90421, 4.500% due 12/1/39	3,322,901
4,070,942	# A92890, 4.500% due 7/1/40	4,300,012
10,977,865	# A97620, 4.500% due 3/1/41	11,586,151

		43,728,808

	Federal National Mortgage Association — 23.2%
23,491	# 535729, 6.500% due 2/1/16	25,404
26,414	# 535962, 6.500% due 5/1/16	29,041
15,523	# 595134, 6.500% due 7/1/16	17,066
73,700	# 596498, 6.000% due 7/1/16	80,016
14,610	# 608777, 6.500% due 10/1/16	16,063
210,953	# 625990, 5.500% due 12/1/16	228,948
29,737	# 643340, 6.500% due 3/1/17	32,694
56,416	# 555016, 6.500% due 10/1/17	62,025
468,275	# 686230, 5.500% due 2/1/18	509,390
535,482	# 254685, 5.000% due 4/1/18	573,305

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$663,470	# 740449, 5.500% due 9/1/18	$721,725
439,440	# 768557, 5.500% due 2/1/19	478,023
192,474	# 255159, 5.500% due 3/1/19	209,373
3,923	# 313796, 9.500% due 2/1/21	4,388
4,469	# 125275, 7.000% due 3/1/24	5,095
29,786	# 313795, 9.500% due 1/1/25	35,185
6,356,557	# AH6827, 4.000% due 3/1/26	6,691,799
3,638,830	# AI1657, 4.000% due 4/1/26	3,830,740
31,178	# 373328, 8.000% due 3/1/27	36,394
111,066	# 390895, 8.000% due 6/1/27	129,645
48,476	# 395715, 8.000% due 8/1/27	56,586
198,996	# 397602, 8.000% due 8/1/27	232,285
29,324	# 405845, 8.000% due 11/1/27	34,230
2,670	# 499335, 6.500% due 8/1/29	3,023
19,682	# 252806, 7.500% due 10/1/29	22,983
1,083	# 523497, 7.500% due 11/1/29	1,264
9,732	# 588945, 7.000% due 6/1/31	11,217
219,741	# 607862, 7.000% due 9/1/31	253,263
25,438	# 624571, 7.000% due 3/1/32	29,282
33,164	# 656872, 6.500% due 8/1/32	37,308
21,670	# 687575, 7.000% due 2/1/33	24,907
1,876,794	# 789856, 6.000% due 8/1/34	2,075,617
322,744	# 820811, 6.000% due 4/1/35	355,825
798,918	# 829202, 5.000% due 7/1/35	861,459
946,029	# 826586, 5.000% due 8/1/35	1,020,085
645,345	# 867021, 7.000% due 3/1/36	740,271
258,360	# 256216, 7.000% due 4/1/36	296,363
1,325,768	# 898412, 5.000% due 10/1/36	1,429,551
663,855	# 910894, 5.000% due 2/1/37	715,096
573,465	# 912456, 6.500% due 3/1/37	637,947
1,037,138	# 939512, 5.000% due 6/1/37	1,117,192
1,570,794	# 959877, 5.000% due 11/1/37	1,692,040
4,759,649	#973241, 5.000% due 3/1/38	5,127,035
1,787,987	# 975593, 5.000% due 6/1/38	1,925,997
1,753,346	# 257573, 5.500% due 2/1/39	1,904,298
4,170,315	# AD7128, 4.500% due 7/1/40	4,415,321
12,716,482	# AH1568, 4.500% due 12/1/40	13,519,211
9,249,197	# AH6991, 4.000% due 1/1/41	9,626,210
6,765,543	# AH4004, 4.500% due 3/1/41	7,163,019
3,641,078	# AJ1315, 4.000% due 9/1/41	3,805,993
3,500,000	# AI8779, 4.000% due 11/1/41	3,642,119
7,150,000	# AJ0083, 3.500% due 11/1/41	7,274,985

		83,768,301

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Government National Mortgage Association — 5.1%
$16,065	# 460389, 7.000% due 5/15/28	$18,754
24,308	# 464049, 7.000% due 7/15/28	28,376
44,961	# 476259, 7.000% due 8/15/28	52,486
20,999	# 496632, 7.000% due 12/15/28	24,513
31,570	# 539971, 7.000% due 1/15/31	37,095
13,931	# 485264, 7.500% due 2/15/31	14,658
20,853	# 556417, 7.000% due 6/15/31	24,503
47,875	# 559304, 7.000% due 9/15/31	56,254
42,660	# 570289, 7.000% due 1/15/32	45,675
157,950	# 574687, 6.000% due 4/15/34	177,411
872,703	# 652486, 5.500% due 4/15/36	970,550
1,851,119	# 651859, 5.000% due 6/15/36	2,038,020
1,309,162	# 782150, 5.500% due 4/15/37	1,458,330
1,548,302	# 608508, 6.000% due 8/15/37	1,731,815
216,759	# 662521, 6.000% due 8/15/37	242,451
781,074	# 677545, 6.000% due 11/15/37	873,651
1,114,444	# 676291, 6.000% due 12/15/37	1,246,534
289,229	# 678831, 5.000% due 1/15/38	318,251
1,519,072	# 685836, 5.500% due 4/15/38	1,687,490
4,153,187	# 698235, 5.000% due 6/15/39	4,569,925
2,716,125	# 716655, 5.000% due 8/15/39	2,988,665

		18,605,407

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $140,481,664)	146,102,516

CORPORATE NOTES* — 38.8%
4,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17[1]	4,616,992
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18[1]	12,671,340
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	6,634,032
8,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	9,089,352
7,000,000	Goldman Sachs Group, Inc.,
	5.950% due 1/18/18	7,360,094
7,000,000	Goldman Sachs Group, Inc.,
	7.500% due 2/15/19[1]	7,908,439
5,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14[1]	5,510,340
9,650,000	Honeywell International, Inc.,
	5.000% due 2/15/19	11,111,676

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$11,000,000	IBM Corp.,
	8.375% due 11/1/19	$15,437,565
10,200,000	JPMorgan Chase & Co.,
	5.150% due 10/1/15	10,832,879
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,838,903
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	15,820,520
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19	2,789,149
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18[1]	8,505,399
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30[1]	7,162,025

	TOTAL CORPORATE NOTES (Cost $128,973,116)	140,288,705

US TREASURY NOTES/BONDS* — 9.3%
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	10,313,858
4,617,066	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,219,089
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,410,312
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,728,744

	TOTAL US TREASURY NOTES/BONDS (Cost $30,025,302)	33,672,003

MUNICIPAL BONDS — 2.3%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,087,444
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,173,996

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,261,440

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

REPURCHASE AGREEMENTS* — 1.5%
$5,300,000	With Bank of America Corp., dated 10/31/11, 0.07%, principal and interest in the amount of $5,300,010 due 11/1/11, (collateralized by a U.S. Treasury Note with a par value of $5,442,200, coupon rate of 0.250%, due 9/15/14, market value of $5,406,009)	$5,300,000
47,847	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $47,847, due 11/1/11, (collateralized by a FNR security with a par value of $49,429, coupon rate of 3.500%, due 5/25/41, market value of $50,963)	47,847

	TOTAL REPURCHASE AGREEMENTS (Cost $5,347,847)	5,347,847

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.8%
17,227,300	State Street Navigator Securities Lending Prime Portfolio	17,227,300

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $17,227,300)	17,227,300

TOTAL INVESTMENTS (Cost $353,562,684)[3]	103.6%	$374,456,328
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(13,114,961)

NET ASSETS	100.0%	$361,341,367

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at October 31, 2011.
[3]	Aggregate cost for federal tax purposes was $353,562,684.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

SECTOR DIVERSIFICATION

On October 31, 2011, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Corporate	38.8%	$140,288,705
Federal National Mortgage Association	23.2	83,768,301
Federal Home Loan Mortgage Corporation	12.1	43,728,808
US Treasury Bills	9.3	33,672,003
Federal Home Loan Bank	6.5	23,556,517
Government National Mortgage Association	5.1	18,605,407
Municipal Bonds	2.3	8,261,440

TOTAL	97.3%	$351,881,181
REPURCHASE AGREEMENTS	1.5	5,347,847
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.8	17,227,300

TOTAL INVESTMENTS	103.6%	$374,456,328

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 100.0%

	Aerospace & Defense — 4.3%
64,170	Honeywell International, Inc.	$3,362,509
19,550	Precision Castparts Corp.	3,189,582

		6,552,091

	Capital Markets — 4.8%
32,000	Franklin Resources, Inc.	3,412,160
36,175	Goldman Sachs Group, Inc.	3,962,971

		7,375,131

	Chemicals — 3.5%
46,210	EI du Pont de Nemours & Co.	2,221,315
31,370	Praxair, Inc.	3,189,388

		5,410,703

	Commercial Banks — 4.6%
43,305	PNC Financial Services Group, Inc.	2,325,912
180,875	Wells Fargo & Co.	4,686,471

		7,012,383

	Communications Equipment — 2.7%
81,865	Qualcomm, Inc.	4,224,234

	Computers & Peripherals — 5.1%
19,300	Apple, Inc.[1]	7,812,254

	Consumer Finance — 2.4%
74,295	American Express Co.	3,760,813

	Diversified Consumer Services — 1.6%
40,210	ITT Educational Services, Inc.[1]	2,491,412

	Electrical Equipment — 3.7%
53,860	Cooper Industries PLC	2,825,495
60,500	Emerson Electric Co.	2,911,260

		5,736,755

	Electronic Equipment, Instruments & Components — 2.0%
65,920	Amphenol Corp. — Class A	3,130,541

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.1%
37,700	Ensco PLC, ADR	$1,872,182
60,770	Schlumberger, Ltd.	4,464,772

		6,336,954

	Food & Staples Retailing — 2.2%
102,210	Walgreen Co.	3,393,372

	Food Products — 2.0%
57,805	Kellogg Co.	3,133,609

	Health Care Equipment & Supplies — 4.3%
57,835	Baxter International, Inc.	3,179,768
57,720	Varian Medical Systems, Inc.[1]	3,389,319

		6,569,087

	Health Care Providers & Services — 6.2%
76,290	Express Scripts, Inc.[1,2]	3,488,742
34,300	Laboratory Corp. of America Holdings[1,2]	2,876,055
66,370	UnitedHealth Group, Inc.	3,185,096

		9,549,893

	Hotels, Restaurants & Leisure — 4.5%
63,305	Darden Restaurants, Inc.	3,031,043
71,760	Yum! Brands, Inc.	3,844,183

		6,875,226

	Household Products — 2.2%
36,740	Colgate-Palmolive Co.	3,320,194

	Industrial Conglomerates — 1.2%
166,575	McDermott International, Inc.[1]	1,828,993

	Insurance — 2.0%
158,500	Progressive Corp. (The)	3,013,085

	IT Services — 3.3%
51,085	Accenture PLC — Class A	3,078,382
28,160	Cognizant Technology Solutions Corp. — Class A1	2,048,640

		5,127,022

	Life Sciences Tools & Services — 2.0%
39,075	Waters Corp.[1,2]	3,130,689

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 1.9%
36,025	Parker Hannifin Corp.	$2,937,839

	Multi-line Retail — 1.6%
30,155	Dollar Tree, Inc.[1]	2,411,194

	Oil, Gas & Consumable Fuels — 6.2%
59,340	Chevron Corp.	6,233,667
34,800	Occidental Petroleum Corp.	3,234,312

		9,467,979

	Road & Rail — 1.7%
60,170	JB Hunt Transport Services, Inc.	2,545,793

	Semiconductors & Semiconductor Equipment — 4.4%
55,930	Altera Corp.	2,120,866
66,591	Avago Technologies, Ltd.	2,248,778
67,960	Microchip Technology, Inc.	2,457,433

		6,827,077

	Software — 6.3%
157,115	Microsoft Corp.	4,183,972
168,050	Oracle Corp.	5,506,999

		9,690,971

	Specialty Retail — 2.1%
92,050	Home Depot, Inc.	3,295,390

	Textiles, Apparel & Luxury Goods — 2.0%
48,365	Coach, Inc.	3,147,110

	Tobacco — 3.2%
69,500	Philip Morris International, Inc.	4,855,965

	Trading Companies & Distributors — 1.9%
17,315	WW Grainger, Inc.	2,966,233

	TOTAL COMMON STOCKS (Cost $126,328,149)	153,929,992

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
6,630,547	State Street Navigator Securities Lending Prime Portfolio	$6,630,547

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,630,547)	6,630,547

TOTAL INVESTMENTS (Cost $132,958,696)[3]	104.3%	$160,560,539
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(6,667,616)

NET ASSETS	100.0%	$153,892,923

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $132,918,992.
Abbreviations:
ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Software	6.3%	$9,690,971
Health Care Providers & Services	6.2	9,549,893
Oil, Gas & Consumable Fuels	6.2	9,467,979
Computers & Peripherals	5.1	7,812,254
Capital Markets	4.8	7,375,131
Commercial Banks	4.6	7,012,383
Hotels, Restaurants & Leisure	4.5	6,875,226
Semiconductors & Semiconductor Equipment	4.4	6,827,077
Health Care Equipment & Supplies	4.3	6,569,087
Aerospace & Defense	4.3	6,552,091
Energy Equipment & Services	4.1	6,336,954
Electrical Equipment	3.7	5,736,755
Chemicals	3.5	5,410,703
IT Services	3.3	5,127,022
Tobacco	3.2	4,855,965
Communications Equipment	2.7	4,224,234
Consumer Finance	2.4	3,760,813
Food & Staples Retailing	2.2	3,393,372
Household Products	2.2	3,320,194
Specialty Retail	2.1	3,295,390
Textiles, Apparel & Luxury Goods	2.0	3,147,110
Food Products	2.0	3,133,609
Life Sciences Tools & Services	2.0	3,130,689
Electronic Equipment, Instruments & Components	2.0	3,130,541
Insurance	2.0	3,013,085
Trading Companies & Distributors	1.9	2,966,233
Machinery	1.9	2,937,839
Road & Rail	1.7	2,545,793
Diversified Consumer Services	1.6	2,491,412
Multi-line Retail	1.6	2,411,194
Industrial Conglomerates	1.2	1,828,993

TOTAL COMMON STOCKS	100.0%	$153,929,992
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.3	6,630,547

TOTAL INVESTMENTS	104.3%	$160,560,539

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 98.3%

	Aerospace & Defense — 3.1%
87,530	BE Aerospace, Inc.[1]	$3,302,507
58,176	Triumph Group, Inc.	3,380,026

		6,682,533

	Apparel Retailers — 1.4%
57,469	DSW, Inc. — Class A	3,007,927

	Automotive — 2.3%
198,930	Sonic Automotive, Inc. — Class A	2,918,303
65,294	Tenneco Automotive, Inc.[1,2]	2,136,420

		5,054,723

	Banking — 9.7%
116,353	Bank of the Ozarks, Inc.	2,893,699
58,613	Community Bank System, Inc.	1,498,148
142,346	Flushing Financial Corp.	1,745,162
80,633	Lakeland Financial Corp.	1,926,322
115,644	Northwest Bancshares, Inc.	1,442,081
59,944	Prosperity Bancshares, Inc.	2,307,245
113,877	Renasant Corp.	1,642,106
46,506	Signature Bank[1,2]	2,592,710
43,499	SVB Financial Group[1,2]	1,998,344
47,390	UMB Financial Corp.	1,747,269
67,371	WesBanco, Inc.	1,337,988

		21,131,074

	Beverages, Food & Tobacco — 0.9%
132,974	Darling International, Inc.[1,2]	1,864,295

	Chemicals — 2.1%
56,585	LSB Industries, Inc.[1,2]	2,004,806
151,639	Solutia, Inc.[1]	2,464,134

		4,468,940

	Commercial Services — 3.9%
138,809	Cardtronics, Inc.[1]	3,460,508
71,791	MAXIMUS, Inc.	2,896,049
75,682	TAL International Group, Inc.	2,106,230

		8,462,787

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 1.8%
106,627	DG FastChannel, Inc.[1,2]	$1,987,527
343,573	Harmonic, Inc.[1]	1,889,652

		3,877,179

	Computer Software & Processing — 2.8%
68,433	Interactive Intelligence Group[1,2]	1,899,016
109,808	Medidata Solutions, Inc.[1,2]	1,974,348
76,566	SYNNEX Corp.[1,2]	2,210,460

		6,083,824

	Computers & Information — 1.3%
77,627	NETGEAR, Inc.[1]	2,752,653

	Drugs & Health Care — 1.1%
63,304	Medicis Pharmaceutical Corp. — Class A	2,423,910

	Electric Utilities — 4.2%
94,597	Cleco Corp.	3,487,791
84,775	IDACORP, Inc.	3,423,215
86,292	Portland General Electric Co.	2,117,606

		9,028,612

	Electrical Equipment — 1.9%
78,687	EnerSys[1]	1,772,818
50,283	Littelfuse, Inc.	2,461,856

		4,234,674

	Electronics — 8.1%
103,090	Finisar Corp.[1,2]	2,112,314
161,089	GT Advanced Technologies, Inc.[1,2]	1,320,930
51,456	Measurement Specialties, Inc.[1,2]	1,605,942
97,961	Multi-Fineline Electronix, Inc.[1,2]	2,247,225
286,636	Pericom Semiconductor Corp.[1,2]	2,433,540
328,191	PMC — Sierra, Inc.[1]	2,080,731
313,337	RF Micro Devices, Inc.[1,2]	2,299,893
28,292	Veeco Instruments, Inc.[1,2]	755,113
115,424	Volterra Semiconductor Corp.[1,2]	2,735,549

		17,591,237

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 3.1%
164,980	Ameristar Casinos, Inc.	$3,052,130
176,296	Cinemark Holdings, Inc.	3,644,038

		6,696,168

	Financial Services — 2.7%
34,481	Cash America International, Inc.	1,887,835
244,375	Two Harbors Investment Corp.	2,284,906
26,348	World Acceptance Corp.[1]	1,782,442

		5,955,183

	Forest Products & Paper — 1.2%
42,615	Rock-Tenn Co. — Class A	2,522,382

	Health Care Providers — 4.3%
294,417	Health Management Associates, Inc.[1]	2,579,093
56,585	LifePoint Hospital, Inc.[1,2]	2,187,576
42,615	Magellan Health Services, Inc.[1]	2,193,394
36,249	Mednax, Inc.[1]	2,385,184

		9,345,247

	Heavy Machinery — 2.2%
257,814	Entegris, Inc.[1]	2,310,013
103,444	Titan Machinery, Inc.[1,2]	2,413,349

		4,723,362

	Home Construction, Furnishings & Appliances — 1.2%
46,859	Tupperware Brands Corp.	2,649,408

	Industrial — 2.3%
58,176	Crane Co.	2,566,143
32,360	Gardner Denver, Inc.	2,502,399

		5,068,542

	Insurance — 7.4%
131,736	American Equity Investment Life Holding Co.	1,428,018
80,456	Amtrust Financial Services, Inc.	2,041,973
89,828	Centene Corp.[1]	3,157,454
59,404	Healthspring, Inc.[1]	3,204,252
46,003	ProAssurance Corp.	3,521,530
148,004	Protective Life Corp.	2,752,875

		16,106,102

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 4.6%
68,962	Cyberonics, Inc.[1,2]	$1,986,106
119,889	Hanger Orthopedic Group, Inc.[1,2]	2,082,472
68,079	ICU Medical, Inc.[1,2]	2,676,185
75,327	Invacare Corp.	1,691,091
21,573	MWI Veterinary Supply, Inc.[1,2]	1,628,762

		10,064,616

	Metals & Mining — 1.2%
55,701	General Cable Corp.[1,2]	1,561,856
48,373	Titan International, Inc.	1,088,393

		2,650,249

	Oil & Gas — 5.4%
24,394	Atwood Oceanics, Inc.[1]	1,042,600
59,061	Berry Petroleum Co. — Class A	2,040,558
99,200	Gulfport Energy Corp.[1,2]	3,089,088
39,255	Oil States International, Inc.[1,2]	2,732,540
113,408	Stone Energy Corp.[1]	2,754,680

		11,659,466

	Real Estate Investment Trusts — 4.6%
262,057	Ashford Hospitality Trust, Inc.	2,332,307
269,131	Brandywine Realty Trust	2,451,784
110,870	DuPont Fabros Technology, Inc.	2,304,987
66,664	Entertainment Properties Trust	2,986,547

		10,075,625

	Restaurants — 2.5%
41,851	Buffalo Wild Wings, Inc.[1,2]	2,771,373
184,078	Texas Roadhouse, Inc.	2,637,838

		5,409,211

	Retailers — 2.8%
105,743	Perry Ellis International, Inc.[1,2]	2,654,149
181,955	Sally Beauty Holdings, Inc.[1,2]	3,491,717

		6,145,866

	Technology — 1.1%
49,865	MICROS Systems, Inc.[1]	2,454,355

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 4.3%
89,828	GeoEye, Inc.[1,2]	$3,015,526
70,376	j2 Global Communications, Inc.	2,166,174
190,973	MasTec, Inc.[1,2]	4,128,836

		9,310,536

	Telephone Systems — 1.2%
256,929	Brightpoint, Inc.[1,2]	2,607,829

	Transportation — 1.6%
55,878	Polaris Industries, Inc.	3,539,313

	TOTAL COMMON STOCKS (Cost $190,761,694)	213,647,828

Face
Amount

REPURCHASE AGREEMENT* — 1.5%
$3,177,125	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $3,177,126, due 11/1/11, (collateralized by a FNR security with a par value of $3,143,697, coupon rate of 3.500%, due 5/25/41, market value of $3,241,268)	3,177,125

	TOTAL REPURCHASE AGREEMENT (Cost $3,177,125)	3,177,125

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 18.8%
40,873,283	State Street Navigator Securities Lending Prime Portfolio	40,873,283

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $40,873,283)	40,873,283

TOTAL INVESTMENTS (Cost $234,812,102)[3]	118.6%	$257,698,236
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.6)	(40,491,525)

NET ASSETS	100.0%	$217,206,711

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $237,136,288.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	9.7%	$21,131,074
Electronics	8.1	17,591,237
Insurance	7.4	16,106,102
Oil & Gas	5.4	11,659,466
Real Estate Investment Trusts	4.6	10,075,625
Medical Supplies	4.6	10,064,616
Health Care Providers	4.3	9,345,247
Telecommunications	4.3	9,310,536
Electric Utilities	4.2	9,028,612
Commercial Services	3.9	8,462,787
Entertainment & Leisure	3.1	6,696,168
Aerospace & Defense	3.1	6,682,533
Retailers	2.8	6,145,866
Computer Software & Processing	2.8	6,083,824
Financial Services	2.7	5,955,183
Restaurants	2.5	5,409,211
Industrial	2.3	5,068,542
Automotive	2.3	5,054,723
Heavy Machinery	2.2	4,723,362
Chemicals	2.1	4,468,940
Electrical Equipment	1.9	4,234,674
Communications	1.8	3,877,179
Transportation	1.6	3,539,313
Apparel Retailers	1.4	3,007,927
Computers & Information	1.3	2,752,653
Metals & Mining	1.2	2,650,249
Home Construction, Furnishings & Appliances	1.2	2,649,408
Telephone Systems	1.2	2,607,829
Forest Products & Paper	1.2	2,522,382
Technology	1.1	2,454,355
Drugs & Health Care	1.1	2,423,910
Beverages, Food & Tobacco	0.9	1,864,295

TOTAL COMMON STOCKS	98.3%	$213,647,828
REPURCHASE AGREEMENTS	1.5	3,177,125
INVESTMENTS OF SECURITY LENDING COLLATERAL	18.8	40,873,283

TOTAL INVESTMENTS	118.6%	$257,698,236

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 99.3%

	Advertising — 1.1%
20,720	Omnicom Group, Inc.	$921,626

	Aerospace & Defense — 2.7%
19,850	General Dynamics Corp.	1,274,171
16,420	L-3 Communications Holdings, Inc.	1,112,948

		2,387,119

	Apparel Retailers — 3.0%
48,415	Kohl’s Corp.	2,566,479

	Banking — 5.4%
45,440	Capital One Financial Corp.	2,074,790
48,060	PNC Financial Services Group, Inc.	2,581,303

		4,656,093

	Beverages, Food & Tobacco — 2.5%
75,880	Archer-Daniels-Midland Co.	2,195,967

	Building Materials — 1.7%
69,740	Lowe’s Cos., Inc.	1,465,935

	Commercial Services — 5.5%
76,640	Jacobs Engineering Group, Inc.[1,2]	2,973,632
103,645	Western Union Co. (The)	1,810,678

		4,784,310

	Computers & Information — 6.0%
21,620	3M Co.	1,708,413
133,990	Dell, Inc.[1]	2,118,382
50,635	Western Digital Corp.[1]	1,348,916

		5,175,711

	Electric Utilities — 6.2%
31,800	American Electric Power Co., Inc.	1,249,104
21,410	Entergy Corp.	1,480,930
29,530	PG&E Corp.	1,266,837
26,030	Sempra Energy	1,398,592

		5,395,463

	Energy — 3.8%
42,425	Exxon Mobil Corp.	3,312,968

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 4.3%
38,825	Ameriprise Financial, Inc.	$1,812,351
12,215	BlackRock, Inc.	1,927,405

		3,739,756

	Health Care — 3.6%
44,840	WellPoint, Inc.	3,089,476

	Heavy Machinery — 2.0%
29,835	Varian Medical Systems, Inc.[1]	1,751,911

	Insurance — 20.8%
16,000	Chubb Corp. (The)	1,072,800
15,870	Everest Re Group, Ltd.	1,427,030
104,060	Lincoln National Corp.	1,982,343
21,125	PartnerRe, Ltd.	1,314,398
77,025	Principal Financial Group, Inc.	1,985,704
66,234	Torchmark Corp.	2,710,958
52,900	Travelers Cos., Inc. (The)	3,086,715
74,335	UnitedHealth Group, Inc.	3,567,337
40,225	Unum Group	958,964

		18,106,249

	Medical Supplies — 5.0%
23,405	Agilent Technologies, Inc.[1]	867,623
39,875	Stryker Corp.	1,910,411
30,480	Zimmer Holdings, Inc.[1,2]	1,604,163

		4,382,197

	Metals & Mining — 3.9%
76,190	Alcoa, Inc.	819,804
122,985	Corning, Inc.	1,757,456
22,425	Nucor Corp.	847,216

		3,424,476

	Oil & Gas — 9.9%
31,915	Baker Hughes, Inc.	1,850,751
30,365	Murphy Oil Corp.	1,681,310
107,845	Nabors Industries, Ltd.[1]	1,976,799
126,545	Valero Energy Corp.	3,113,007

		8,621,867

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 7.6%
46,660	CVS Caremark Corp.	$1,693,758
93,080	Staples, Inc.	1,392,477
61,390	Wal-Mart Stores, Inc.	3,482,040

		6,568,275

	Software — 4.3%
56,800	Adobe Systems, Inc.[1]	1,670,488
76,995	Microsoft Corp.	2,050,377

		3,720,865

	TOTAL COMMON STOCKS (Cost $82,514,353)	86,266,743

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.0%
1,733,979	State Street Navigator Securities Lending Prime Portfolio	1,733,979

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,733,979)	1,733,979

TOTAL INVESTMENTS (Cost $84,248,332)[3]	101.3%	$88,000,722
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(1,127,772)

NET ASSETS	100.0%	$86,872,950

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $84,947,471.
Abbreviations:

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	20.8%	$18,106,249
Oil & Gas	9.9	8,621,867
Retailers	7.6	6,568,275
Electric Utilities	6.2	5,395,463
Computers & Information	6.0	5,175,711
Commercial Services	5.5	4,784,310
Banking	5.4	4,656,093
Medical Supplies	5.0	4,382,197
Financial Services	4.3	3,739,756
Software	4.3	3,720,865
Metals & Mining	3.9	3,424,476
Energy	3.8	3,312,968
Health Care	3.6	3,089,476
Apparel Retailers	3.0	2,566,479
Aerospace & Defense	2.7	2,387,119
Beverages, Food & Tobacco	2.5	2,195,967
Heavy Machinery	2.0	1,751,911
Building Materials	1.7	1,465,935
Advertising	1.1	921,626

TOTAL COMMON STOCKS	99.3%	$86,266,743
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.0	1,733,979

TOTAL INVESTMENTS	101.3%	$88,000,722

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 1.1%
13,363	Orbital Sciences Corp.[1,2]	$206,592

	Biotechnology — 1.7%
29,000	Rigel Pharmaceuticals, Inc.[1,2]	227,650
8,381	Spectrum Pharmaceuticals, Inc.[1]	92,945

		320,595

	Capital Markets — 0.9%
25,328	BGC Partners, Inc. — Class A	173,497

	Chemicals — 1.3%
21,511	PolyOne Corp.	240,708

	Commercial Banks — 1.1%
26,758	National Penn Bancshares, Inc.	208,712

	Commercial Services & Supplies — 1.6%
7,487	Deluxe Corp.	176,843
7,535	Sykes Enterprises, Inc.[1,2]	120,033

		296,876

	Communications Equipment — 2.0%
12,658	Arris Group, Inc.[1]	136,200
10,723	MasTec, Inc.[1,2]	231,831

		368,031

	Consumer Finance — 3.7%
4,709	Cash America International, Inc.	257,818
8,394	Ezcorp, Inc. — Class A1	233,185
3,065	World Acceptance Corp.[1]	207,347

		698,350

	Diversified Consumer Services — 2.0%
4,423	Coinstar, Inc.[1,2]	211,154
4,853	Sotheby’s	170,923

		382,077

	Diversified Telecommunication Services — 1.2%
13,635	Cogent Communications Group, Inc.[1,2]	218,842

	Electric Utilities — 1.2%
7,187	El Paso Electric Co.	230,200

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Electrical Equipment — 1.0%
5,628	Belden, Inc.	$181,672

	Electronic Equipment, Instruments & Components — 3.9%
3,397	Anixter International, Inc.[1]	199,370
26,984	Brightpoint, Inc.[1,2]	273,887
7,675	Cognex Corp.	260,106

		733,363

	Energy Equipment & Services — 0.8%
8,049	Basic Energy Services, Inc.[1]	147,619

	Food Products — 2.8%
10,237	B&G Foods, Inc.	217,229
11,086	Darling International, Inc.[1,2]	155,426
4,297	Hain Celestial Group, Inc.[1,2]	144,207

		516,862

	Health Care Equipment & Supplies — 7.7%
20,767	ABIOMED, Inc.[1,2]	312,751
9,309	Align Technology, Inc.[1,2]	214,386
3,872	Analogic Corp.	209,398
6,199	Arthrocare Corp.[1,2]	186,900
19,894	OraSure Technologies, Inc.[1,2]	184,815
11,551	SurModics, Inc.[1,2]	121,747
11,684	Synovis Life Technologies, Inc.[1,2]	209,845

		1,439,842

	Health Care Providers & Services — 3.0%
31,005	AMN Healthcare Services, Inc.[1,2]	146,964
2,221	Magellan Health Services, Inc.[1]	114,315
2,629	PSS World Medical, Inc.[1,2]	58,495
4,967	WellCare Health Plans, Inc.[1]	243,433

		563,207

	Health Care Technology — 1.2%
15,233	Omnicell, Inc.[1,2]	227,733

	Hotels, Restaurants & Leisure — 2.9%
5,968	Cheesecake Factory, Inc. (The)[1,2]	167,044
24,727	Krispy Kreme Doughnuts, Inc.[1,2]	174,573
22,424	Scientific Games Corp. — Class A1	194,865

		536,482

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 4.5%
5,516	Ancestry.com, Inc.[1]	$125,599
19,881	Dice Holdings, Inc.[1,2]	202,389
115,441	Move, Inc.[1]	212,411
1,896	OpenTable, Inc.[1,2]	83,159
12,636	Valueclick, Inc.[1,2]	222,394

		845,952

	IT Services — 3.3%
11,027	Heartland Payment Systems, Inc.	239,947
4,900	Mantech International Corp.	172,137
11,370	TeleTech Holdings, Inc.[1,2]	198,748

		610,832

	Leisure Equipment & Products — 1.9%
11,420	Brunswick Corp.	201,677
5,000	Sturm Ruger & Co., Inc.	151,600

		353,277

	Life Sciences Tools & Services — 1.0%
8,076	Luminex Corp.[1,2]	177,349

	Machinery — 1.6%
7,846	Barnes Group, Inc.	182,576
5,301	Titan International, Inc.	119,273

		301,849

	Media — 0.9%
7,780	Cinemark Holdings, Inc.	160,813

	Metals & Mining — 0.8%
16,658	Noranda Aluminum Holding Corp.[1,2]	154,253

	Oil, Gas & Consumable Fuels — 3.3%
5,265	CVR Energy, Inc.[1]	130,361
11,111	Petroquest Energy, Inc.[1,2]	80,999
9,502	Stone Energy Corp.[1,2]	230,804
8,496	W&T Offshore, Inc.	167,286

		609,450

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Paper & Forest Products — 2.2%
6,639	Buckeye Technologies, Inc.	$200,763
12,700	KapStone Paper and Packaging Corp.[1]	208,280

		409,043

	Personal Products — 1.2%
4,274	Nu Skin Enterprises, Inc. — Class A	215,965

	Pharmaceuticals — 4.4%
8,035	Impax Laboratories, Inc.[1,2]	151,942
15,070	Medicines Co. (The)[1]	282,110
6,295	Par Pharmaceutical Cos., Inc.[1]	192,627
9,300	Viropharma, Inc.[1,2]	188,232

		814,911

	Professional Services — 1.0%
7,269	Insperity, Inc.	187,395

	Real Estate Investment Trusts — 4.3%
4,866	EastGroup Properties, Inc.	212,206
6,609	Highwoods Properties, Inc.	204,747
2,763	Home Properties, Inc.	162,741
5,354	Post Properties, Inc.	219,942

		799,636

	Road & Rail — 1.1%
5,857	Old Dominion Freight Line, Inc.[1]	214,191

	Semiconductors & Semiconductor Equipment — 9.1%
11,352	ATMI, Inc.[1]	231,581
29,847	Entegris, Inc.[1,2]	267,429
7,815	FEI Co.[1,2]	310,724
22,118	GT Advanced Technologies, Inc.[1,2]	181,368
14,948	IXYS Corp.[1,2]	204,339
15,315	Lattice Semiconductor Corp.[1,2]	96,944
31,011	LTX-Credence Corp.[1,2]	196,300
18,286	Rudolph Technologies, Inc.[1,2]	134,768
2,992	Veeco Instruments, Inc.[1]	79,856

		1,703,309

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 4.6%
15,836	Monotype Imaging Holdings, Inc.[1,2]	$214,894
14,660	Take-Two Interactive Software, Inc.[1]	231,335
49,023	TeleCommunication Systems, Inc. — Class A1,2	161,776
31,065	VASCO Data Security International, Inc.[1,2]	256,597

		864,602

	Specialty Retail — 6.6%
7,812	ANN, Inc.[1,2]	208,112
5,116	Childrens Place[1,2]	240,196
10,897	Express, Inc.	246,163
12,323	Finish Line, Inc. (The) — Class A	247,692
2,111	Jos. A. Bank Clothiers, Inc.[1,2]	112,812
14,734	Pier 1 Imports, Inc.[1]	184,323

		1,239,298

	Textiles, Apparel & Luxury Goods — 2.9%
2,811	Crocs, Inc.[1]	49,670
9,448	Iconix Brand Group, Inc.[1]	169,592
4,328	Steven Madden, Ltd.[1]	159,703
3,179	Warnaco Group (The), Inc.[1,2]	156,089

		535,054

	Thrifts & Mortgage Finance — 2.2%
16,553	Dime Community Bancshares, Inc.	197,312
16,262	Walker & Dunlop, Inc.[1,2]	206,527

		403,839

	Trading Companies & Distributors — 1.6%
10,613	Beacon Roofing Supply, Inc.[1,2]	195,597
4,009	DXP Enterprises, Inc.[1,2]	100,145

		295,742

	TOTAL COMMON STOCKS (Cost $17,025,796)	18,588,020

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$84,182	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $84,182, due 11/1/11, (collateralized by a FNR security with a par value of $84,030, coupon rate of 3.500%, due 5/25/41, market value of $86,638)	$84,182

	TOTAL REPURCHASE AGREEMENT (Cost $84,182)	84,182

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 25.3%
4,720,597	State Street Navigator Securities Lending Prime Portfolio	4,720,597

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,720,597)	4,720,597

TOTAL INVESTMENTS (Cost $21,830,575)[3]	125.3%	$23,392,799
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.3)	(4,721,460)

NET ASSETS	100.0%	$18,671,339

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $21,887,685.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Semiconductors & Semiconductor Equipment	9.1%	$1,703,309
Health Care Equipment & Supplies	7.7	1,439,842
Specialty Retail	6.6	1,239,298
Software	4.6	864,602
Internet Software & Services	4.5	845,952
Pharmaceuticals	4.4	814,911
Real Estate Investment Trusts	4.3	799,636
Electronic Equipment, Instruments & Components	3.9	733,363
Consumer Finance	3.7	698,350
IT Services	3.3	610,832
Oil, Gas & Consumable Fuels	3.3	609,450
Health Care Providers & Services	3.0	563,207
Hotels, Restaurants & Leisure	2.9	536,482
Textiles, Apparel & Luxury Goods	2.9	535,054
Food Products	2.8	516,862
Paper & Forest Products	2.2	409,043
Thrifts & Mortgage Finance	2.2	403,839
Diversified Consumer Services	2.0	382,077
Communications Equipment	2.0	368,031
Leisure Equipment & Products	1.9	353,277
Biotechnology	1.7	320,595
Machinery	1.6	301,849
Commercial Services & Supplies	1.6	296,876
Trading Companies & Distributors	1.6	295,742
Chemicals	1.3	240,708
Electric Utilities	1.2	230,200
Health Care Technology	1.2	227,733
Diversified Telecommunication Services	1.2	218,842
Personal Products	1.2	215,965
Road & Rail	1.1	214,191
Commercial Banks	1.1	208,712
Aerospace & Defense	1.1	206,592
Professional Services	1.0	187,395
Electrical Equipment	1.0	181,672
Life Sciences Tools & Services	1.0	177,349
Capital Markets	0.9	173,497

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Media	0.9%	$160,813
Metals & Mining	0.8	154,253
Energy Equipment & Services	0.8	147,619

TOTAL COMMON STOCKS	99.6%	$18,588,020
REPURCHASE AGREEMENTS	0.4	84,182
INVESTMENTS OF SECURITY LENDING COLLATERAL	25.3	4,720,597

TOTAL INVESTMENTS	125.3%	$23,392,799

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 3.3%
13,800	General Dynamics Corp.	$885,822
18,132	ITT Corp.	826,819
12,910	L-3 Communications Holdings, Inc.	875,040
10,389	Raytheon Co.	459,090

		3,046,771

	Auto Components — 0.6%
11,947	TRW Automotive Holdings Corp.[1]	502,969

	Beverages — 1.3%
23,204	Dr Pepper Snapple Group, Inc.	868,990
7,657	Molson Coors Brewing Co. — Class B	324,197

		1,193,187

	Biotechnology — 1.1%
17,802	Amgen, Inc.	1,019,520

	Chemicals — 2.4%
3,108	CF Industries Holdings, Inc.	504,335
16,465	Dow Chemical Co. (The)	459,044
31,674	Eastman Chemical Co.	1,244,472

		2,207,851

	Commercial Banks — 2.1%
82,742	Fifth Third Bancorp	993,731
36,013	Wells Fargo & Co.	933,097

		1,926,828

	Communications Equipment — 1.7%
24,041	Harris Corp.	907,548
39,423	Polycom, Inc.[1]	651,662

		1,559,210

	Computers & Peripherals — 4.1%
3,507	Apple, Inc.[1]	1,419,563
61,208	Dell, Inc.[1]	967,699
56,368	EMC Corp.[1]	1,381,580

		3,768,842

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.7%
18,805	Chicago Bridge & Iron Co. NV	$687,887
16,826	Fluor Corp.	956,558
28,335	KBR, Inc.	790,830

		2,435,275

	Consumer Finance — 3.1%
24,986	American Express Co.	1,264,792
14,764	Capital One Financial Corp.	674,124
35,747	Discover Financial Services	842,199

		2,781,115

	Diversified Consumer Services — 0.9%
51,894	H&R Block, Inc.	793,459

	Diversified Financial Services — 2.6%
14,154	JPMorgan Chase & Co.	491,993
26,044	Moody’s Corp.	924,301
39,793	Nasdaq Stock Market, Inc. (The)[1]	996,815

		2,413,109

	Diversified Telecommunication Services — 1.0%
32,556	AT&T, Inc.	954,216

	Electric Utilities — 1.1%
22,533	Exelon Corp.	1,000,240

	Energy Equipment & Services — 4.7%
19,339	Cameron International Corp.[1]	950,318
60,750	Nabors Industries, Ltd.[1]	1,113,548
17,951	National Oilwell Varco, Inc.	1,280,445
62,768	Weatherford International, Ltd.[1]	972,904

		4,317,215

	Food & Staples Retailing — 3.7%
26,932	CVS Caremark Corp.	977,632
21,575	Kroger Co. (The)	500,108
22,652	Walgreen Co.	752,046
15,233	Whole Foods Market, Inc.	1,098,604

		3,328,390

	Food Products — 1.4%
42,236	Hormel Foods Corp.	1,244,695

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 3.7%
8,783	Aetna, Inc.	$349,212
24,076	AmerisourceBergen Corp.	982,301
11,812	Cardinal Health, Inc.	522,917
23,996	CIGNA Corp.	1,063,983
9,847	UnitedHealth Group, Inc.	472,557

		3,390,970

	Hotels, Restaurants & Leisure — 1.2%
32,536	Wyndham Worldwide Corp.	1,095,487

	Independent Power Producers & Energy Traders — 1.0%
78,769	AES Corp. (The)[1]	883,788

	Industrial Conglomerates — 0.5%
10,918	Tyco International, Ltd.	497,315

	Insurance — 4.3%
13,606	Aflac, Inc.	613,495
35,681	Lincoln National Corp.	679,723
46,943	Progressive Corp. (The)	892,386
15,279	Prudential Financial, Inc.	828,122
38,744	Unum Group	923,657

		3,937,383

	Internet Software & Services — 1.3%
37,040	eBay, Inc.[1]	1,178,983

	IT Services — 4.7%
19,178	Accenture PLC — Class A	1,155,666
30,400	Amdocs, Ltd.[1]	912,608
13,750	Cognizant Technology Solutions Corp. — Class A1	1,000,313
59,326	Total System Services, Inc.	1,179,994

		4,248,581

	Machinery — 2.0%
22,944	AGCO Corp.[1,2]	1,005,635
19,846	Timken Co. (The)	835,914

		1,841,549

	Media — 3.7%
44,411	Comcast Corp. — Class A	1,041,438
12,106	McGraw-Hill Cos. (The), Inc.	514,505

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

6,782	Time Warner Cable, Inc.	$431,945
13,142	Viacom, Inc. — Class B	576,277
31,563	Virgin Media, Inc.	769,506

		3,333,671

	Multi-Utilities — 1.9%
34,904	Ameren Corp.	1,112,740
17,949	Public Service Enterprise Group, Inc.	604,881

		1,717,621

	Oil, Gas & Consumable Fuels — 7.3%
9,212	Chevron Corp.	967,720
17,278	ConocoPhillips	1,203,413
12,777	Exxon Mobil Corp.	997,756
24,417	HollyFrontier Corp.	749,358
19,828	Marathon Petroleum Corp.	711,825
49,210	Valero Energy Corp.	1,210,566
26,251	Williams Cos., Inc.	790,418

		6,631,056

	Paper & Forest Products — 1.9%
8,963	Domtar Corp.	734,159
35,548	International Paper Co.	984,680

		1,718,839

	Personal Products — 1.8%
17,910	Herbalife, Ltd.	1,116,868
10,310	Nu Skin Enterprises, Inc. — Class A	520,964

		1,637,832

	Pharmaceuticals — 6.2%
29,443	Bristol-Myers Squibb Co.	930,104
22,948	Eli Lilly & Co.	852,748
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,222,093
33,806	Forest Laboratories, Inc.[1,2]	1,058,128
21,779	Medicis Pharmaceutical Corp. — Class A	833,918
36,534	Pfizer, Inc.	703,645

		5,600,636

	Professional Services — 0.5%
11,322	Manpower, Inc.	488,431

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 1.8%
26,746	Hospitality Properties Trust	$642,706
59,300	Kimco Realty Corp.	1,035,971

		1,678,677

	Road & Rail — 1.7%
43,671	CSX Corp.	969,933
10,512	Ryder System, Inc.	535,481

		1,505,414

	Semiconductors & Semiconductor Equipment — 2.6%
46,442	Intel Corp.	1,139,687
56,782	Marvell Technology Group, Ltd.[1,2]	794,380
18,006	Maxim Integrated Products, Inc.	471,037

		2,405,104

	Software — 5.7%
76,314	Activision Blizzard, Inc.	1,021,845
16,826	Autodesk, Inc.[1,2]	582,180
42,742	CA, Inc.	925,792
40,032	Electronic Arts, Inc.[1,2]	934,747
36,642	Microsoft Corp.	975,776
43,828	Symantec Corp.[1]	745,514

		5,185,854

	Specialty Retail — 4.2%
5,412	Bed Bath & Beyond, Inc.[1,2]	334,678
30,621	PetSmart, Inc.	1,437,656
14,322	Ross Stores, Inc.	1,256,469
13,749	TJX Cos., Inc. (The)	810,229

		3,839,032

	Textiles, Apparel & Luxury Goods — 0.6%
7,971	Coach, Inc.	518,673

	Tobacco — 1.2%
15,055	Philip Morris International, Inc.	1,051,893

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Wireless Telecommunication Services — 2.0%
41,318	Telephone & Data Systems, Inc.	$957,751
22,400	United States Cellular Corp.[1,2]	893,088

		1,850,839

	TOTAL COMMON STOCKS (Cost $75,857,483)	90,730,520

Face
Amount

REPURCHASE AGREEMENT* — 0.4%
$337,847	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $337,847, due 11/1/11 (collateralized by a FNR security with a par value of $336,119, coupon rate of 3.500%, due 5/25/41, market value of $346,551)	337,847

	TOTAL REPURCHASE AGREEMENT (Cost $337,847)	337,847

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.4%
4,961,915	State Street Navigator Securities Lending Prime Portfolio	4,961,915

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,961,915)	4,961,915

TOTAL INVESTMENTS (Cost $81,157,245)[3]	105.4%	$96,030,282
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.4)	(4,960,433)

NET ASSETS	100.0%	$91,069,849

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $81,157,245.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	7.3%	$6,631,056
Pharmaceuticals	6.2	5,600,636
Software	5.7	5,185,854
Energy Equipment & Services	4.7	4,317,215
IT Services	4.7	4,248,581
Insurance	4.3	3,937,383
Specialty Retail	4.2	3,839,032
Computers & Peripherals	4.1	3,768,842
Health Care Providers & Services	3.7	3,390,970
Media	3.7	3,333,671
Food & Staples Retailing	3.7	3,328,390
Aerospace & Defense	3.3	3,046,771
Consumer Finance	3.1	2,781,115
Construction & Engineering	2.7	2,435,275
Diversified Financial Services	2.6	2,413,109
Semiconductors & Semiconductor Equipment	2.6	2,405,104
Chemicals	2.4	2,207,851
Commercial Banks	2.1	1,926,828
Wireless Telecommunication Services	2.0	1,850,839
Machinery	2.0	1,841,549
Paper & Forest Products	1.9	1,718,839
Multi-Utilities	1.9	1,717,621
Real Estate Investment Trusts	1.8	1,678,677
Personal Products	1.8	1,637,832
Communications Equipment	1.7	1,559,210
Road & Rail	1.7	1,505,414
Food Products	1.4	1,244,695
Beverages	1.3	1,193,187
Internet Software & Services	1.3	1,178,983
Hotels, Restaurants & Leisure	1.2	1,095,487
Tobacco	1.2	1,051,893
Biotechnology	1.1	1,019,520
Electric Utilities	1.1	1,000,240
Diversified Telecommunication Services	1.0	954,216
Independent Power Producers & Energy Traders	1.0	883,788
Diversified Consumer Services	0.9	793,459
Textiles, Apparel & Luxury Goods	0.6	518,673

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Auto Components	0.6%	$502,969
Industrial Conglomerates	0.5	497,315
Professional Services	0.5	488,431

TOTAL COMMON STOCKS	99.6%	$90,730,520
REPURCHASE AGREEMENTS	0.4	337,847
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.4	4,961,915

TOTAL INVESTMENTS	105.4%	$96,030,282

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 3.2%
17,446	Lockheed Martin Corp.	$1,324,151
9,946	United Technologies Corp.	775,589

		2,099,740

	Automobiles — 1.0%
16,792	Harley-Davidson, Inc.	653,209

	Beverages — 2.1%
49,805	Coca-Cola Enterprises, Inc.	1,335,770

	Chemicals — 3.9%
7,071	CF Industries Holdings, Inc.	1,147,411
16,409	PPG Industries, Inc.	1,417,902

		2,565,313

	Communications Equipment — 1.1%
44,959	Polycom, Inc.[1]	743,172

	Computers & Peripherals — 6.5%
3,746	Apple, Inc.[1]	1,516,306
53,136	EMC Corp.[1]	1,302,363
72,965	NCR Corp.[1]	1,389,254

		4,207,923

	Construction & Engineering — 3.4%
35,505	Chicago Bridge & Iron Co. NV	1,298,773
16,400	Fluor Corp.	932,340

		2,231,113

	Diversified Financial Services — 2.2%
40,661	Moody’s Corp.	1,443,059

	Energy Equipment & Services — 4.5%
19,383	Cameron International Corp.[1]	952,480
7,742	Diamond Offshore Drilling, Inc.	507,411
27,684	Helmerich & Payne, Inc.	1,472,235

		2,932,126

	Food & Staples Retailing — 3.5%
22,279	Wal-Mart Stores, Inc.	1,263,665
31,449	Walgreen Co.	1,044,107

		2,307,772

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.1%
46,504	Hormel Foods Corp.	$1,370,473

	Health Care Providers & Services — 5.2%
32,918	AmerisourceBergen Corp.	1,343,055
22,482	Cardinal Health, Inc.	995,278
12,695	McKesson Corp.	1,035,277

		3,373,610

	Hotels, Restaurants & Leisure — 2.9%
53,179	Brinker International, Inc.	1,217,799
38,098	International Game Technology	670,144

		1,887,943

	Internet Software & Services — 3.1%
27,009	Akamai Technologies, Inc.[1]	727,623
40,745	eBay, Inc.[1]	1,296,913

		2,024,536

	IT Services — 4.3%
23,579	Accenture PLC — Class A	1,420,871
18,671	Cognizant Technology Solutions Corp. — Class A1	1,358,315

		2,779,186

	Life Sciences Tools & Services — 0.5%
9,240	Agilent Technologies, Inc.[1]	342,527

	Machinery — 5.2%
13,600	Cummins, Inc.	1,352,248
11,723	Dover Corp.	650,978
32,390	Timken Co. (The)	1,364,267

		3,367,493

	Media — 3.6%
14,275	Comcast Corp. — Class A	334,749
15,655	DIRECTV — Class A1	711,676
8,063	McGraw-Hill Cos. (The), Inc.	342,677
21,020	Viacom, Inc. — Class B	921,727

		2,310,829

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.7%
3,149	Cliffs Natural Resources, Inc.	$214,825
22,301	Freeport-McMoran Copper & Gold Inc.	897,838

		1,112,663

	Multi-line Retail — 0.8%
6,811	Dollar Tree, Inc.[1]	544,608

	Oil, Gas & Consumable Fuels — 6.2%
16,855	Exxon Mobil Corp.	1,316,207
40,627	HollyFrontier Corp.	1,246,842
33,632	Peabody Energy Corp.	1,458,620

		4,021,669

	Personal Products — 2.3%
23,524	Herbalife, Ltd.	1,466,957

	Pharmaceuticals — 4.8%
36,675	Eli Lilly & Co.	1,362,843
39,349	Endo Pharmaceuticals Holdings, Inc.[1]	1,271,366
7,098	Watson Pharmaceuticals, Inc.[1]	476,702

		3,110,911

	Real Estate Investment Trusts — 0.6%
15,812	Apartment Investment & Management Co. — Class A	390,082

	Road & Rail — 1.9%
56,482	CSX Corp.	1,254,465

	Semiconductors & Semiconductor Equipment — 2.7%
88,510	NVIDIA Corp.[1]	1,309,948
21,965	Skyworks Solutions, Inc.[1]	435,127

		1,745,075

	Software — 11.4%
45,584	Autodesk, Inc.[1]	1,577,206
61,749	Electronic Arts, Inc.[1]	1,441,839
31,763	Informatica Corp.[1]	1,445,217
50,154	Microsoft Corp.	1,335,601
31,951	Red Hat, Inc.[1]	1,586,367

		7,386,230

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 4.8%
31,589	PetSmart, Inc.	$1,483,104
5,398	Ross Stores, Inc.	473,566
19,232	TJX Cos., Inc. (The)	1,133,342

		3,090,012

	Textiles, Apparel & Luxury Goods — 1.5%
15,348	Coach, Inc.	998,694

	Tobacco — 2.2%
20,077	Philip Morris International, Inc.	1,402,780

	TOTAL COMMON STOCKS (Cost $56,014,389)	64,499,940

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$440,709	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $440,709, due 11/1/11, (collateralized by a FNR security with a par value of $439,920, coupon rate of 3.500%, due 5/25/41, market value of $453,574)	440,709

	TOTAL REPURCHASE AGREEMENT (Cost $440,709)	440,709

TOTAL INVESTMENTS (Cost $56,455,098)[2]	99.9%	$64,940,649
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	40,721

NET ASSETS	100.0%	$64,981,370

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $56,459,189.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Software	11.4%	$7,386,230
Computers & Peripherals	6.5	4,207,923
Oil, Gas & Consumable Fuels	6.2	4,021,669
Health Care Providers & Services	5.2	3,373,610
Machinery	5.2	3,367,493
Pharmaceuticals	4.8	3,110,911
Specialty Retail	4.8	3,090,012
Energy Equipment & Services	4.5	2,932,126
IT Services	4.3	2,779,186
Chemicals	3.9	2,565,313
Media	3.6	2,310,829
Food & Staples Retailing	3.5	2,307,772
Construction & Engineering	3.4	2,231,113
Aerospace & Defense	3.2	2,099,740
Internet Software & Services	3.1	2,024,536
Hotels, Restaurants & Leisure	2.9	1,887,943
Semiconductors & Semiconductor Equipment	2.7	1,745,075
Personal Products	2.3	1,466,957
Diversified Financial Services	2.2	1,443,059
Tobacco	2.2	1,402,780
Food Products	2.1	1,370,473
Beverages	2.1	1,335,770
Road & Rail	1.9	1,254,465
Metals & Mining	1.7	1,112,663
Textiles, Apparel & Luxury Goods	1.5	998,694
Communications Equipment	1.1	743,172
Automobiles	1.0	653,209
Multi-line Retail	0.8	544,608
Real Estate Investment Trusts	0.6	390,082
Life Sciences Tools & Services	0.5	342,527

TOTAL COMMON STOCKS	99.2%	$64,499,940
REPURCHASE AGREEMENTS	0.7	440,709

TOTAL INVESTMENTS	99.9%	$64,940,649

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 95.3%

	Aerospace & Defense — 2.7%
640	Esterline Technologies Corp.[1]	$35,776
1,560	General Dynamics Corp.	100,136
2,000	L-3 Communications Holdings, Inc.	135,560
2,720	Raytheon Co.	120,197

		391,669

	Airlines — 0.4%
6,760	Southwest Airlines Co.[2]	57,798

	Auto Components — 0.5%
1,660	TRW Automotive Holdings Corp.[1]	69,886

	Beverages — 0.4%
2,640	Constellation Brands, Inc.[1,2]	53,381

	Biotechnology — 0.8%
5,500	Myriad Genetics, Inc.[1]	117,040

	Capital Markets — 0.9%
19,580	BGC Partners, Inc. — Class A2	134,123

	Chemicals — 6.9%
2,540	Ashland, Inc.	134,518
1,060	Cabot Corp.	31,991
500	CF Industries Holdings, Inc.	81,135
2,660	Cytec Industries, Inc.	118,822
1,440	Eastman Chemical Co.[2]	56,578
2,140	EI du Pont de Nemours & Co.	102,870
4,800	Innospec, Inc.[1,2]	144,960
1,140	Minerals Technologies, Inc.[2]	62,518
540	NewMarket Corp.[2]	104,835
1,700	PPG Industries, Inc.	146,897

		985,124

	Commercial Banks — 4.7%
3,580	Community Bank System, Inc.[2]	91,505
18,720	Huntington Bancshares, Inc.	96,970
4,820	Investors Bancorp, Inc.[1,2]	66,902
18,920	KeyCorp	133,575
4,980	PacWest Bancorp[2]	87,847
6,340	Trustmark Corp.	140,367
5,220	Umpqua Holdings Corp.[2]	59,769

		676,935

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.9%
7,540	PHH Corp.[1]	$139,113
5,017	R.R. Donnelley & Sons Co.[2]	81,777
10,160	Steelcase, Inc. — Class A2	75,286
7,720	Sykes Enterprises, Inc.[1,2]	122,979

		419,155

	Communications Equipment — 1.0%
7,600	Dycom Industries, Inc.[1]	147,668

	Computers & Peripherals — 2.3%
460	Apple, Inc.[1]	186,199
8,800	Dell, Inc.[1]	139,128

		325,327

	Construction & Engineering — 1.2%
3,060	KBR, Inc.	85,405
2,340	URS Corp.[1]	83,538

		168,943

	Consumer Finance — 3.5%
2,720	Capital One Financial Corp.	124,195
2,340	Cash America International, Inc.[2]	128,115
5,110	Ezcorp, Inc. — Class A1	141,956
1,680	World Acceptance Corp.[1]	113,652

		507,918

	Diversified Consumer Services — 2.7%
7,180	Career Education Corp.[1]	115,814
620	ITT Educational Services, Inc.[1,2]	38,415
13,320	Service Corp. International[2]	133,200
2,860	Sotheby’s2	100,729

		388,158

	Diversified Financial Services — 0.9%
5,020	CBOE Holdings, Inc.[2]	131,173

	Diversified Telecommunication Services — 0.9%
4,640	AT&T, Inc.[2]	135,998

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 1.5%
3,460	El Paso Electric Co.[2]	$110,824
2,480	Exelon Corp.[2]	110,087

		220,911

	Electrical Equipment — 1.0%
4,580	Belden, Inc.	147,842

	Electronic Equipment, Instruments & Components — 2.8%
9,540	AVX Corp.[2]	127,931
1,920	Cognex Corp.[2]	65,069
6,540	Jabil Circuit, Inc.[2]	134,462
2,540	SYNNEX Corp.[1,2]	73,330

		400,792

	Energy Equipment & Services — 2.9%
1,520	Baker Hughes, Inc.[2]	88,145
720	Bristow Group, Inc.[2]	35,842
3,020	Halliburton Co.	112,827
2,430	National Oilwell Varco, Inc.[2]	173,332

		410,146

	Food & Staples Retailing — 2.7%
820	Costco Wholesale Corp.	68,265
1,920	CVS Caremark Corp.	69,696
6,880	Safeway, Inc.[2]	133,266
3,540	Walgreen Co.	117,528

		388,755

	Food Products — 1.8%
1,720	Campbell Soup Co.[2]	57,190
3,500	Darling International, Inc.[1,2]	49,070
1,840	Hormel Foods Corp.[2]	54,225
5,440	Tyson Foods, Inc. — Class A2	104,992

		265,477

	Health Care Equipment & Supplies — 0.9%
2,380	Zimmer Holdings, Inc.[1]	125,259

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 2.5%
3,535	Aetna, Inc.	$140,551
2,740	Cardinal Health, Inc.	121,300
2,240	CIGNA Corp.	99,322

		361,173

	Hotels, Restaurants & Leisure — 1.7%
2,160	Brinker International, Inc.[2]	49,464
2,380	Starbucks Corp.	100,769
2,620	Wyndham Worldwide Corp.	88,216

		238,449

	Insurance — 3.6%
2,660	Aflac, Inc.[2]	119,940
7,640	First American Financial Corp.	91,680
3,480	Principal Financial Group, Inc.	89,714
1,820	Prudential Financial, Inc.	98,644
5,010	Unum Group[2]	119,438

		519,416

	Internet & Catalog Retail — 0.4%
3,620	Liberty Media Corp. — Interactive Series A1	59,477

	Internet Software & Services — 1.8%
19,120	United Online, Inc.[2]	112,999
8,140	Valueclick, Inc.[1,2]	143,264

		256,263

	IT Services — 3.9%
2,500	Accenture PLC — Class A2	150,650
2,500	Amdocs, Ltd.[1]	75,050
4,180	Computer Sciences Corp.[2]	131,503
3,320	Genpact, Ltd.[1]	53,618
5,340	TeleTech Holdings, Inc.[1,2]	93,343
660	Visa, Inc. — Class A	61,552

		565,716

	Life Sciences Tools & Services — 0.4%
1,080	Thermo Fisher Scientific, Inc.[1]	54,292

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 2.5%
3,020	AGCO Corp.[1]	$132,367
1,380	Cummins, Inc.	137,213
2,220	Timken Co. (The)	93,506

		363,086

	Media — 3.5%
6,360	CBS Corp. — Class B2	164,152
4,400	Comcast Corp. — Class A	103,180
2,240	DIRECTV — Class A1,2	101,830
7,700	News Corp. — Class A	134,904

		504,066

	Metals & Mining — 0.3%
2,540	Worthington Industries, Inc.[2]	43,891

	Multi-line Retail — 1.6%
1,678	Dollar Tree, Inc.[1,2]	134,173
2,920	Macy’s, Inc.	89,147

		223,320

	Multi-Utilities — 1.6%
2,520	Alliant Energy Corp.[2]	102,766
3,600	NorthWestern Corp.	124,020

		226,786

	Oil, Gas & Consumable Fuels — 5.2%
1,560	Chevron Corp.[2]	163,878
1,540	ConocoPhillips	107,261
1,720	Devon Energy Corp.	111,714
1,140	Exxon Mobil Corp.	89,023
3,820	Marathon Oil Corp.[2]	99,434
7,100	Valero Energy Corp.	174,660

		745,970

	Paper & Forest Products — 1.6%
1,100	Domtar Corp.	90,101
3,417	International Paper Co.[2]	94,651
1,420	MeadWestvaco Corp.[2]	39,632

		224,384

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Personal Products — 0.9%
3,720	Medifast, Inc.[1,2]	$61,157
1,300	Nu Skin Enterprises, Inc. — Class A2	65,689

		126,846

	Pharmaceuticals — 2.3%
4,290	Forest Laboratories, Inc.[1]	134,277
3,380	Medicis Pharmaceutical Corp. — Class A2	129,420
3,040	Viropharma, Inc.[1,2]	61,530

		325,227

	Professional Services — 0.6%
5,120	Korn/Ferry International[1,2]	81,766

	Real Estate Investment Trusts — 4.5%
4,300	Apartment Investment & Management Co. — Class A2	106,081
14,160	Brandywine Realty Trust[2]	128,998
3,760	Colonial Properties Trust	76,253
7,120	CubeSmart	69,847
11,480	Duke Realty Corp.[2]	140,974
4,880	Hospitality Properties Trust[2]	117,266

		639,419

	Road & Rail — 0.5%
3,500	Arkansas Best Corp.	72,100

	Semiconductors & Semiconductor Equipment — 3.5%
3,710	Analog Devices, Inc.	135,675
6,960	Applied Materials, Inc.	85,747
6,660	Intel Corp.	163,436
8,780	Marvell Technology Group, Ltd.[1,2]	122,832

		507,690

	Software — 4.2%
19,560	Activision Blizzard, Inc.	261,909
6,000	CA, Inc.[2]	129,960
9,740	Compuware Corp.[1,2]	82,303
4,940	Microsoft Corp.	131,552

		605,724

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 1.5%
880	Coach, Inc.	$57,261
2,680	Crocs, Inc.[1,2]	47,356
800	PVH Corp.	59,528
1,000	Warnaco Group (The), Inc.[1,2]	49,100

		213,245

	Wireless Telecommunication Services — 0.4%
2,640	Telephone & Data Systems, Inc.[2]	61,195

	TOTAL COMMON STOCKS (Cost $12,782,773)	13,688,979

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$146,918	With State Street Bank & Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $146,918 due 11/1/11, (collateralized by a FNR security with a par value of $148,288, coupon rate of 3.500%, due 5/25/41, market value of $152,890)	146,918

	TOTAL REPURCHASE AGREEMENTS (Cost $146,918)	146,918

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 30.2%
4,342,237	State Street Navigator Securities Lending Prime Portfolio	4,342,237

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,342,237)	4,342,237

TOTAL LONG INVESTMENTS (Cost $17,271,928)	126.5%	$18,178,134

COMMON STOCKS SOLD SHORT* — (60.9)%

	Aerospace & Defense — (0.9)%
(2,340)	Rockwell Collins, Inc.	(130,642)

	Biotechnology — (0.8)%
(2,780)	Vertex Pharmaceuticals, Inc.[1]	(110,060)

	Building Products — (0.4)%
(1,900)	Lennox International, Inc.	(61,161)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Capital Markets — (4.7)%
(420)	BlackRock, Inc.	$(66,272)
(640)	Goldman Sachs Group, Inc. (The)	(70,112)
(1,700)	Greenhill & Co., Inc.	(64,226)
(4,440)	Jefferies Group, Inc.	(58,874)
(3,015)	Northern Trust Corp.	(122,017)
(6,500)	Piper Jaffray Cos.[1]	(134,940)
(2,260)	Stifel Financial Corp.[1]	(72,026)
(1,740)	T Rowe Price Group, Inc.	(91,942)

		(680,409)

	Chemicals — (0.3)%
(1,280)	Balchem Corp.	(47,194)

	Commercial Banks — (2.7)%
(2,200)	CIT Group, Inc.[1]	(76,670)
(4,060)	FirstMerit Corp.	(56,880)
(2,340)	IBERIABANK Corp.	(121,025)
(1,780)	UMB Financial Corp.	(65,629)
(1,600)	Westamerica BanCorp.	(71,712)

		(391,916)

	Commercial Services & Supplies — (0.4)%
(2,640)	Rollins, Inc.	(57,499)

	Communications Equipment — (1.2)%
(5,300)	Blue Coat Systems, Inc.[1]	(85,330)
(4,600)	Sycamore Networks, Inc.	(88,412)

		(173,742)

	Construction Materials — (1.0)%
(3,400)	Eagle Materials, Inc.	(69,972)
(2,260)	Vulcan Materials Co.	(70,715)

		(140,687)

	Containers & Packaging — (1.6)%
(2,720)	Greif, Inc. — Class A	(121,801)
(4,260)	Packaging Corp. of America	(111,101)

		(232,902)

	Diversified Consumer Services — (0.4)%
(1,660)	Matthews International Corp. — Class A	(58,332)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Electrical Equipment — (0.9)%
(2,680)	Acuity Brands, Inc.	$(124,084)

	Electronic Equipment, Instruments & Components — (2.5)%
(4,440)	Checkpoint Systems, Inc.[1]	(58,830)
(2,220)	DTS, Inc.[1]	(62,360)
(3,200)	Rogers Corp.[1]	(138,144)
(2,180)	Universal Display Corp.[1]	(102,089)

		(361,423)

	Energy Equipment & Services — (0.5)%
(1,300)	Lufkin Industries, Inc.	(76,817)

	Food & Staples Retailing — (0.7)%
(2,680)	United Natural Foods, Inc.[1]	(97,847)

	Food Products — (0.5)%
(3,380)	Snyders-Lance, Inc.	(71,724)

	Gas Utilities — (0.5)%
(1,780)	WGL Holdings, Inc.	(76,202)

	Health Care Equipment & Supplies — (1.9)%
(6,900)	DexCom, Inc.[1]	(67,551)
(800)	Edwards Lifesciences Corp.[1]	(60,336)
(3,860)	Merit Medical Systems, Inc.[1]	(51,801)
(3,780)	NxStage Medical, Inc.[1]	(86,902)

		(266,590)

	Hotels, Restaurants & Leisure — (4.7)%
(2,777)	Bally Technologies, Inc.[1]	(100,722)
(290)	Chipotle Mexican Grill, Inc.[1]	(97,475)
(3,140)	Choice Hotels International, Inc.	(112,380)
(5,060)	International Speedway Corp. — Class A	(120,732)
(4,680)	Jack In The Box, Inc.[1]	(96,314)
(6,460)	WMS Industries, Inc.[1]	(141,539)

		(669,162)

	Household Durables — (0.7)%
(4,360)	MDC Holdings, Inc.	(97,664)

	Household Products — (1.0)%
(3,380)	WD-40 Co.	(148,788)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Independent Power Producers & Energy Traders — (0.7)%
(7,560)	Atlantic Power Corp.[1]	$(102,060)

	Industrial Conglomerates — (0.7)%
(1,320)	3M Co.	(104,306)

	Insurance — (2.2)%
(1,120)	AON Corp.	(52,215)
(1,120)	Enstar Group, Ltd.[1]	(103,006)
(300)	Markel Corp.[1]	(115,950)
(4,180)	Old Republic International Corp.	(36,951)

		(308,122)

	Internet & Catalog Retail — (0.4)%
(240)	Amazon.Com, Inc.[1]	(51,243)

	Internet Software & Services — (1.4)%
(4,720)	Digital River, Inc.[1]	(86,518)
(1,220)	Equinix, Inc.[1]	(117,132)

		(203,650)

	IT Services — (0.4)%
(1,700)	Forrester Research, Inc.	(60,877)

	Leisure Equipment & Products — (0.7)%
(2,620)	Hasbro, Inc.	(99,717)

	Machinery — (2.7)%
(3,100)	Badger Meter, Inc.	(101,494)
(2,760)	CLARCOR, Inc.	(133,805)
(3,440)	Graco, Inc.	(147,713)

		(383,012)

	Media — (2.0)%
(5,080)	DreamWorks Animation SKG, Inc. — Class A1	(94,234)
(1,060)	Liberty Media Corp. — Liberty Capital[1]	(81,429)
(1,780)	Morningstar, Inc.	(104,967)

		(280,630)

	Metals & Mining — (3.1)%
(6,820)	Commercial Metals Co.	(84,773)
(1,120)	Compass Minerals International, Inc.	(85,198)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Metals & Mining — (Continued)

(2,020)	Schnitzer Steel Industries, Inc.	$(94,536)
(5,840)	Titanium Metals Corp.	(97,820)
(1,180)	Walter Energy, Inc.	(89,267)

		(451,594)

	Oil, Gas & Consumable Fuels — (3.9)%
(2,960)	Brigham Exploration Co.[1]	(107,788)
(3,960)	Carrizo Oil & Gas, Inc.[1]	(107,712)
(1,560)	EOG Resources, Inc.	(139,511)
(2,360)	Gulfport Energy Corp.[1]	(73,490)
(2,660)	Petroleum Development Corp.[1]	(69,453)
(960)	Range Resources Corp.	(66,087)

		(564,041)

	Pharmaceuticals — (0.8)%
(1,720)	Johnson & Johnson	(110,751)

	Professional Services — (0.9)%
(1,980)	Dun & Bradstreet Corp. (The)	(132,383)

	Real Estate Investment Trusts — (3.6)%
(700)	BRE Properties, Inc.	(35,084)
(1,780)	Equity Lifestyle Properties, Inc.	(117,711)
(1,120)	Equity Residential Properties Trust	(65,722)
(1,920)	Kilroy Realty Corp.	(70,445)
(2,120)	Macerich Co. (The)	(105,491)
(4,240)	ProLogis, Inc.	(126,182)

		(520,635)

	Semiconductors & Semiconductor Equipment — (2.5)%
(2,320)	Cymer, Inc.[1]	(100,804)
(2,000)	Diodes, Inc.[1]	(44,740)
(3,440)	Power Integrations, Inc.	(122,567)
(3,960)	Volterra Semiconductor Corp.[1]	(93,852)

		(361,963)

	Software — (4.6)%
(2,340)	Advent Software, Inc.[1]	(64,116)
(4,000)	Ariba, Inc.[1]	(126,720)
(5,880)	Bottomline Technologies, Inc.[1]	(142,825)
(1,380)	Rovi Corp.[1]	(68,365)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)

(480)	Salesforce.com, Inc.[1]	$(63,922)
(3,640)	Taleo Corp. — Class A1	(117,936)
(1,160)	Ultimate Software Group, Inc.[1]	(69,809)

		(653,693)

	Textiles, Apparel & Luxury Goods — (0.7)%
(6,616)	Skechers U.S.A., Inc. — Class A1	(94,344)

	Thrifts & Mortgage Finance — (0.5)%
(4,940)	Ocwen Financial Corp.[1]	(71,630)

	Trading Companies & Distributors — (0.8)%
(3,140)	GATX Corp.	(119,257)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(9,123,986))	(8,748,753)

TOTAL SHORT INVESTMENTS (Proceeds $(9,123,986))	(60.9)%	$(8,748,753)

TOTAL INVESTMENTS (Cost $8,147,942)[3]	65.6%	$9,429,381
OTHER ASSETS IN EXCESS OF LIABILITIES	34.4	4,937,728

NET ASSETS	100.0%	$14,367,109

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $8,169,069.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Chemicals	6.9%	$985,124
Oil, Gas & Consumable Fuels	5.2	745,970
Commercial Banks	4.7	676,935
Real Estate Investment Trusts	4.5	639,419
Software	4.2	605,724
IT Services	3.9	565,716
Insurance	3.6	519,416
Consumer Finance	3.5	507,918
Semiconductors & Semiconductor Equipment	3.5	507,690
Media	3.5	504,066
Commercial Services & Supplies	2.9	419,155
Energy Equipment & Services	2.9	410,146
Electronic Equipment, Instruments & Components	2.8	400,792
Aerospace & Defense	2.7	391,669
Food & Staples Retailing	2.7	388,755
Diversified Consumer Services	2.7	388,158
Machinery	2.5	363,086
Health Care Providers & Services	2.5	361,173
Computers & Peripherals	2.3	325,327
Pharmaceuticals	2.3	325,227
Food Products	1.8	265,477
Internet Software & Services	1.8	256,263
Hotels, Restaurants & Leisure	1.7	238,449
Multi-Utilities	1.6	226,786
Paper & Forest Products	1.6	224,384
Multi-line Retail	1.6	223,320
Electric Utilities	1.5	220,911
Textiles, Apparel & Luxury Goods	1.5	213,245
Construction & Engineering	1.2	168,943
Electrical Equipment	1.0	147,842
Communications Equipment	1.0	147,668
Diversified Telecommunication Services	0.9	135,998
Capital Markets	0.9	134,123
Diversified Financial Services	0.9	131,173
Personal Products	0.9	126,846
Health Care Equipment & Supplies	0.9	125,259
Biotechnology	0.8	117,040
Professional Services	0.6	81,766

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Road & Rail	0.5%	$72,100
Auto Components	0.5	69,886
Wireless Telecommunication Services	0.4	61,195
Internet & Catalog Retail	0.4	59,477
Airlines	0.4	57,798
Life Sciences Tools & Services	0.4	54,292
Beverages	0.4	53,381
Metals & Mining	0.3	43,891
Short Positions:
Chemicals	(0.3)	(47,194)
Internet & Catalog Retail	(0.4)	(51,243)
Commercial Services & Supplies	(0.4)	(57,499)
Diversified Consumer Services	(0.4)	(58,332)
IT Services	(0.4)	(60,877)
Building Products	(0.4)	(61,161)
Thrifts & Mortgage Finance	(0.5)	(71,630)
Food Products	(0.5)	(71,724)
Gas Utilities	(0.5)	(76,202)
Energy Equipment & Services	(0.5)	(76,817)
Textiles, Apparel & Luxury Goods	(0.7)	(94,344)
Household Durables	(0.7)	(97,664)
Food & Staples Retailing	(0.7)	(97,847)
Leisure Equipment & Products	(0.7)	(99,717)
Independent Power Producers & Energy Traders	(0.7)	(102,060)
Industrial Conglomerates	(0.7)	(104,306)
Biotechnology	(0.8)	(110,060)
Pharmaceuticals	(0.8)	(110,751)
Trading Companies & Distributors	(0.8)	(119,257)
Electrical Equipment	(0.9)	(124,084)
Aerospace & Defense	(0.9)	(130,642)
Professional Services	(0.9)	(132,383)
Construction Materials	(1.0)	(140,687)
Household Products	(1.0)	(148,788)
Communications Equipment	(1.2)	(173,742)
Internet Software & Services	(1.4)	(203,650)
Containers & Packaging	(1.6)	(232,902)
Health Care Equipment & Supplies	(1.9)	(266,590)
Media	(2.0)	(280,630)
Insurance	(2.2)	(308,122)
Electronic Equipment, Instruments & Components	(2.5)	(361,423)
Semiconductors & Semiconductor Equipment	(2.5)	(361,963)
Machinery	(2.7)	(383,012)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Commercial Banks	(2.7)%	$(391,916)
Metals & Mining	(3.1)	(451,594)
Real Estate Investment Trusts	(3.6)	(520,635)
Oil, Gas & Consumable Fuels	(3.9)	(564,041)
Software	(4.6)	(653,693)
Hotels, Restaurants & Leisure	(4.7)	(669,162)
Capital Markets	(4.7)	(680,409)

TOTAL COMMON STOCKS	34.4%	$4,940,226
REPURCHASE AGREEMENT	1.0	146,918
INVESTMENT OF SECURITY LENDING COLLATERAL	30.2	4,342,237

TOTAL INVESTMENTS	65.6%	$9,429,381

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 124.1%

	Aerospace & Defense — 5.5%
9,180	Esterline Technologies Corp.[1,2]	$513,162
8,180	General Dynamics Corp.	525,074
6,820	L-3 Communications Holdings, Inc.[2]	462,260
14,040	Orbital Sciences Corp.[1]	217,058
12,000	Raytheon Co.	530,280

		2,247,834

	Airlines — 1.2%
56,190	Southwest Airlines Co.[2]	480,425

	Auto Components — 0.9%
9,020	TRW Automotive Holdings Corp.[1]	379,742

	Beverages — 2.5%
18,920	Coca-Cola Enterprises, Inc.	507,434
25,532	Constellation Brands, Inc.[1,2]	516,257

		1,023,691

	Biotechnology — 1.3%
25,409	Myriad Genetics, Inc.[1]	540,704

	Capital Markets — 2.0%
74,380	BGC Partners, Inc. — Class A2	509,503
34,720	TICC Capital Corp.[2]	309,355

		818,858

	Chemicals — 3.9%
10,300	Ashland, Inc.	545,488
1,320	CF Industries Holdings, Inc.	214,196
10,102	Eastman Chemical Co.[2]	396,908
8,720	Innospec, Inc.[1,2]	263,344
2,000	PPG Industries, Inc.	172,820

		1,592,756

	Commercial Banks — 3.1%
18,580	Community Bank System, Inc.[2]	474,905
60,780	Huntington Bancshares, Inc.	314,840
67,200	KeyCorp	474,432

		1,264,177

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 2.2%
17,540	Corrections Corp. of America[1]	$389,914
33,379	Sykes Enterprises, Inc.[1,2]	531,727

		921,641

	Communications Equipment — 0.5%
4,840	Harris Corp.[2]	182,710

	Computers & Peripherals — 2.7%
1,440	Apple, Inc.[1]	582,883
32,400	Dell, Inc.[1]	512,244

		1,095,127

	Construction & Engineering — 3.3%
16,580	KBR, Inc.	462,748
15,880	Layne Christensen Co.[1]	400,017
14,240	URS Corp.[1]	508,368

		1,371,133

	Consumer Finance — 3.5%
3,980	Capital One Financial Corp.	181,727
6,580	Cash America International, Inc.	360,255
11,520	Ezcorp, Inc. — Class A1,2	320,026
8,400	World Acceptance Corp.[1,2]	568,260

		1,430,268

	Diversified Consumer Services — 1.1%
1,440	ITT Educational Services, Inc.[1,2]	89,222
10,490	Sotheby’s2	369,458

		458,680

	Diversified Telecommunication Services — 1.3%
18,680	AT&T, Inc.[2]	547,511

	Electric Utilities — 2.3%
11,500	El Paso Electric Co.[2]	368,345
9,220	Exelon Corp.[2]	409,276
5,900	Portland General Electric Co.[2]	144,786

		922,407

	Electronic Equipment, Instruments & Components — 4.3%
33,020	AVX Corp.[2]	442,798
6,700	Cognex Corp.[2]	227,063

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)

12,520	Insight Enterprises, Inc.[1]	$211,588
21,025	Jabil Circuit, Inc.[2]	432,274
9,300	Tech Data Corp.[1,2]	457,374

		1,771,097

	Energy Equipment & Services — 3.1%
8,384	Baker Hughes, Inc.[2]	486,188
5,720	Halliburton Co.	213,699
8,120	National Oilwell Varco, Inc.[2]	579,200

		1,279,087

	Food & Staples Retailing — 2.8%
17,320	Kroger Co. (The)[2]	401,478
21,860	Safeway, Inc.[2]	423,428
9,220	Walgreen Co.[2]	306,104

		1,131,010

	Food Products — 3.3%
15,960	Campbell Soup Co.[2]	530,670
12,000	ConAgra Foods, Inc.	303,960
27,720	Tyson Foods, Inc. — Class A2	534,996

		1,369,626

	Gas Utilities — 0.9%
9,000	AGL Resources, Inc.	377,460

	Health Care Equipment & Supplies — 2.1%
5,300	Cooper Cos., Inc. (The)[2]	367,290
9,040	Zimmer Holdings, Inc.[1,2]	475,775

		843,065

	Health Care Providers & Services — 3.7%
13,470	Aetna, Inc.	535,567
9,660	CIGNA Corp.	428,324
17,220	Coventry Health Care, Inc.[1]	547,768

		1,511,659

	Hotels, Restaurants & Leisure — 2.0%
12,300	Starbucks Corp.	520,782
8,386	Wyndham Worldwide Corp.	282,357

		803,139

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 0.5%
4,040	Snap-On, Inc.	$216,827

	Insurance — 3.9%
8,040	First American Financial Corp.[2]	96,480
9,120	Prudential Financial, Inc.	494,304
12,180	Torchmark Corp.[2]	498,527
21,680	Unum Group[2]	516,851

		1,606,162

	Internet & Catalog Retail — 0.8%
20,160	Liberty Media Corp. — Interactive Series A1	331,229

	Internet Software & Services — 1.9%
34,360	United Online, Inc.[2]	203,068
32,689	Valueclick, Inc.[1,2]	575,326

		778,394

	IT Services — 6.0%
7,600	Accenture PLC — Class A	457,976
17,660	Amdocs, Ltd.[1]	530,153
13,700	Computer Sciences Corp.[2]	431,002
16,260	Heartland Payment Systems, Inc.[2]	353,818
27,300	TeleTech Holdings, Inc.[1,2]	477,204
2,160	Visa, Inc. — Class A	201,442

		2,451,595

	Life Sciences Tools & Services — 1.1%
8,860	Thermo Fisher Scientific, Inc.[1]	445,392

	Machinery — 2.7%
13,280	AGCO Corp.[1,2]	582,062
5,340	Cummins, Inc.	530,956

		1,113,018

	Media — 5.7%
18,600	CBS Corp. — Class B2	480,066
15,660	Comcast Corp. — Class A2	367,227
10,900	DIRECTV — Class A1,2	495,514
29,080	News Corp. — Class A	509,482
14,241	Time Warner, Inc.[2]	498,293

		2,350,582

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 0.4%
10,000	Worthington Industries, Inc.[2]	$172,800

	Multi-line Retail — 2.6%
6,375	Dollar Tree, Inc.[1]	509,745
18,740	Macy’s, Inc.	572,132

		1,081,877

	Multi-Utilities — 2.0%
9,920	Alliant Energy Corp.[2]	404,538
11,860	NorthWestern Corp.	408,577

		813,115

	Oil, Gas & Consumable Fuels — 9.0%
5,805	Chevron Corp.[2]	609,815
7,532	ConocoPhillips	524,604
6,680	Exxon Mobil Corp.[2]	521,641
21,740	Marathon Oil Corp.	565,892
10,450	Marathon Petroleum Corp.	375,155
6,280	Murphy Oil Corp.	347,724
6,598	Peabody Energy Corp.	286,155
19,057	Valero Energy Corp.	468,802

		3,699,788

	Paper & Forest Products — 3.2%
6,960	Domtar Corp.	570,094
14,120	International Paper Co.[2]	391,124
13,140	MeadWestvaco Corp.	366,737

		1,327,955

	Personal Products — 1.5%
11,800	Nu Skin Enterprises, Inc. — Class A2	596,254

	Pharmaceuticals — 4.7%
13,480	Endo Pharmaceuticals Holdings, Inc.[1]	435,539
13,906	Forest Laboratories, Inc.[1]	435,258
13,820	Medicis Pharmaceutical Corp. — Class A2	529,168
26,440	Viropharma, Inc.[1,2]	535,146

		1,935,111

	Professional Services — 1.0%
26,840	Korn/Ferry International[1,2]	428,635

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 5.6%
17,900	Apartment Investment & Management Co. — Class A2	$441,593
21,360	Colonial Properties Trust[2]	433,181
23,360	Duke Realty Corp.	286,861
26,420	Extra Space Storage, Inc.[2]	595,243
22,040	Hospitality Properties Trust[2]	529,621

		2,286,499

	Semiconductors & Semiconductor Equipment — 3.5%
13,420	Analog Devices, Inc.[2]	490,769
19,420	Applied Materials, Inc.[2]	239,254
22,100	Intel Corp.[2]	542,334
13,000	Marvell Technology Group, Ltd.[1,2]	181,870

		1,454,227

	Software — 4.8%
33,160	Activision Blizzard, Inc.	444,012
21,566	CA, Inc.[2]	467,120
59,360	Compuware Corp.[1,2]	501,592
20,980	Microsoft Corp.[2]	558,697

		1,971,421

	Specialty Retail — 1.1%
10,280	Finish Line, Inc. (The) — Class A2	206,628
5,060	PetSmart, Inc.	237,567

		444,195

	Textiles, Apparel & Luxury Goods — 1.3%
11,120	Warnaco Group (The), Inc.[1,2]	545,992

	Wireless Telecommunication Services — 1.3%
23,700	Telephone & Data Systems, Inc.[2]	549,366

	TOTAL COMMON STOCKS (Cost $45,654,879)	50,964,241

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.0%
$398,036	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $398,036, due 11/1/11 (collateralized by a FNR security with a par value of $395,434, coupon rate of 3.500%, due 5/25/41, market value of $407,707)	$398,036

	TOTAL REPURCHASE AGREEMENT (Cost $398,036)	398,036

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.8%
2,386,390	State Street Navigator Securities Lending Portfolio	2,386,390

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,386,390)	2,386,390

TOTAL LONG INVESTMENTS (Cost $48,439,305)	130.9%	$53,748,667

COMMON STOCKS SOLD SHORT* — (25.2)%

	Aerospace & Defense — (0.8)%
(980)	Precision Castparts Corp.	(159,887)
(2,900)	Rockwell Collins, Inc.	(161,907)

		(321,794)

	Beverages — (0.7)%
(2,500)	Beam, Inc.	(123,575)
(2,160)	Brown-Forman Corp. — Class B	(161,417)

		(284,992)

	Capital Markets — (1.2)%
(920)	Goldman Sachs Group, Inc. (The)	(100,786)
(3,360)	Northern Trust Corp.	(135,979)
(7,700)	Piper Jaffray Cos.[1]	(159,852)
(2,200)	T Rowe Price Group, Inc.	(116,248)

		(512,865)

	Chemicals — (0.3)%
(3,860)	Balchem Corp.	(142,318)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.0)%
(6,800)	Geo Group, Inc. (The)[1]	$(123,964)
(7,500)	Knoll, Inc.	(114,375)
(8,020)	Rollins, Inc.	(174,676)

		(413,015)

	Communications Equipment — (0.5)%
(7,100)	Blue Coat Systems, Inc.[1]	(114,310)
(5,580)	Sycamore Networks, Inc.	(107,248)

		(221,558)

	Computers & Peripherals — (0.3)%
(4,540)	Stratasys, Inc.[1]	(127,302)

	Construction Materials — (0.8)%
(5,880)	Eagle Materials, Inc.	(121,010)
(1,720)	Martin Marietta Materials, Inc.	(124,132)
(3,220)	Vulcan Materials Co.	(100,754)

		(345,896)

	Containers & Packaging — (0.4)%
(5,540)	Packaging Corp. of America	(144,483)

	Diversified Consumer Services — (0.7)%
(4,660)	Matthews International Corp. — Class A	(163,752)
(7,380)	Universal Technical Institute, Inc.[1]	(105,386)

		(269,138)

	Electrical Equipment — (0.3)%
(7,180)	GrafTech International, Ltd.[1]	(112,798)

	Electronic Equipment, Instruments & Components — (0.9)%
(6,220)	Checkpoint Systems, Inc.[1]	(82,415)
(4,280)	DTS, Inc.[1]	(120,225)
(3,300)	Universal Display Corp.[1]	(154,539)

		(357,179)

	Energy Equipment & Services — (0.1)%
(980)	Lufkin Industries, Inc.	(57,908)

	Food Products — (0.4)%
(7,480)	Snyders-Lance, Inc.	(158,726)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Gas Utilities — (0.4)%
(2,380)	Oneok, Inc.	$(180,999)

	Health Care Equipment & Supplies — (1.0)%
(10,540)	DexCom, Inc.[1]	(103,187)
(3,680)	Hospira, Inc.[1]	(115,736)
(8,900)	NxStage Medical, Inc.[1]	(204,611)

		(423,534)

	Hotels, Restaurants & Leisure — (1.6)%
(2,727)	Bally Technologies, Inc.[1]	(98,908)
(220)	Chipotle Mexican Grill, Inc.[1]	(73,946)
(4,700)	Choice Hotels International, Inc.	(168,213)
(3,036)	International Speedway Corp. — Class A	(72,439)
(2,640)	Jack In The Box, Inc.[1]	(54,331)
(3,680)	Las Vegas Sands Corp.[1]	(172,776)

		(640,613)

	Household Durables — (0.6)%
(5,620)	MDC Holdings, Inc.	(125,888)
(220)	NVR, Inc.[1]	(141,405)

		(267,293)

	Independent Power Producers & Energy Traders — (0.4)%
(11,260)	Atlantic Power Corp.[1]	(152,010)

	Insurance — (1.4)%
(3,120)	AON Corp.	(145,454)
(1,700)	Enstar Group, Ltd.[1]	(156,349)
(380)	Markel Corp.[1]	(146,870)
(12,240)	Old Republic International Corp.	(108,202)

		(556,875)

	Internet Software & Services — (0.4)%
(1,660)	Equinix, Inc.[1]	(159,377)

	IT Services — (0.4)%
(5,120)	Iron Mountain, Inc.	(158,362)

	Leisure Equipment & Products — (0.3)%
(3,140)	Hasbro, Inc.	(119,508)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (1.1)%
(3,500)	Badger Meter, Inc.	$(114,590)
(4,160)	Graco, Inc.	(178,630)
(3,960)	Paccar, Inc.	(171,230)

		(464,450)

	Media — (1.4)%
(5,920)	DreamWorks Animation SKG, Inc. — Class A1	(109,816)
(3,400)	John Wiley & Sons, Inc. — Class A	(161,704)
(2,020)	Liberty Media Corp. — Liberty Capital[1]	(155,176)
(2,720)	Morningstar, Inc.	(160,398)

		(587,094)

	Metals & Mining — (1.3)%
(9,100)	AK Steel Holding Corp.	(75,803)
(3,980)	Allegheny Technologies, Inc.	(184,672)
(10,320)	Commercial Metals Co.	(128,278)
(1,700)	Compass Minerals International, Inc.	(129,319)

		(518,072)

	Oil, Gas & Consumable Fuels — (0.3)%
(2,487)	Comstock Resources, Inc.[1]	(45,363)
(1,044)	EOG Resources, Inc.	(93,365)

		(138,728)

	Pharmaceuticals — (0.4)%
(2,380)	Johnson & Johnson	(153,248)

	Professional Services — (0.7)%
(1,700)	Dun & Bradstreet Corp. (The)	(113,662)
(2,140)	IHS, Inc. — Class A1	(179,739)

		(293,401)

	Real Estate Investment Trusts — (2.0)%
(1,240)	AvalonBay Communities, Inc.	(165,776)
(2,640)	BRE Properties, Inc.	(132,317)
(440)	Equity Lifestyle Properties, Inc.	(29,097)
(3,540)	Health Care REIT, Inc.	(186,523)
(6,320)	ProLogis, Inc.	(188,083)
(4,280)	Washington Real Estate Investment Trust	(123,949)

		(825,745)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Road & Rail — (0.6)%
(2,420)	Genesee & Wyoming, Inc. — Class A1	$(143,288)
(7,120)	Knight Transportation, Inc.	(108,224)

		(251,512)

	Semiconductors & Semiconductor Equipment — (0.7)%
(4,000)	Power Integrations, Inc.	(142,520)
(5,300)	Volterra Semiconductor Corp.[1]	(125,610)

		(268,130)

	Software — (1.2)%
(3,780)	Concur Technologies, Inc.[1]	(175,846)
(1,240)	Salesforce.com, Inc.[1]	(165,131)
(2,600)	Ultimate Software Group, Inc.[1]	(156,468)

		(497,445)

	Textiles, Apparel & Luxury Goods — (0.2)%
(680)	Nike, Inc. — Class B	(65,518)

	Trading Companies & Distributors — (0.4)%
(4,140)	GATX Corp.	(157,237)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(11,110,809))	(10,349,123)

TOTAL SHORT INVESTMENTS (Proceeds $(11,110,809))	(25.2)%	$(10,349,123)

TOTAL INVESTMENTS (Cost $37,328,496)[3]	105.7%	$43,399,544
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.7)	(2,330,203)

NET ASSETS	100.0%	$41,069,341

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $37,552,936.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Oil, Gas & Consumable Fuels	9.0%	$3,699,788
IT Services	6.0	2,451,595
Media	5.7	2,350,582
Real Estate Investment Trusts	5.6	2,286,499
Aerospace & Defense	5.5	2,247,834
Software	4.8	1,971,421
Pharmaceuticals	4.7	1,935,111
Electronic Equipment, Instruments & Components	4.3	1,771,097
Insurance	3.9	1,606,162
Chemicals	3.9	1,592,756
Health Care Providers & Services	3.7	1,511,659
Semiconductors & Semiconductor Equipment	3.5	1,454,227
Consumer Finance	3.5	1,430,268
Construction & Engineering	3.3	1,371,133
Food Products	3.3	1,369,626
Paper & Forest Products	3.2	1,327,955
Energy Equipment & Services	3.1	1,279,087
Commercial Banks	3.1	1,264,177
Food & Staples Retailing	2.8	1,131,010
Machinery	2.7	1,113,018
Computers & Peripherals	2.7	1,095,127
Multi-line Retail	2.6	1,081,877
Beverages	2.5	1,023,691
Electric Utilities	2.3	922,407
Commercial Services & Supplies	2.2	921,641
Health Care Equipment & Supplies	2.1	843,065
Capital Markets	2.0	818,858
Multi-Utilities	2.0	813,115
Hotels, Restaurants & Leisure	2.0	803,139
Internet Software & Services	1.9	778,394
Personal Products	1.5	596,254
Wireless Telecommunication Services	1.3	549,366
Diversified Telecommunication Services	1.3	547,511
Textiles, Apparel & Luxury Goods	1.3	545,992
Biotechnology	1.3	540,704
Airlines	1.2	480,425
Diversified Consumer Services	1.1	458,680
Life Sciences Tools & Services	1.1	445,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Specialty Retail	1.1%	$444,195
Professional Services	1.0	428,635
Auto Components	0.9	379,742
Gas Utilities	0.9	377,460
Internet & Catalog Retail	0.8	331,229
Household Durables	0.5	216,827
Communications Equipment	0.5	182,710
Metals & Mining	0.4	172,800
Short Positions:
Energy Equipment & Services	(0.1)	(57,908)
Textiles, Apparel & Luxury Goods	(0.2)	(65,518)
Electrical Equipment	(0.3)	(112,798)
Leisure Equipment & Products	(0.3)	(119,508)
Computers & Peripherals	(0.3)	(127,302)
Oil, Gas & Consumable Fuels	(0.3)	(138,728)
Chemicals	(0.3)	(142,318)
Containers & Packaging	(0.4)	(144,483)
Independent Power Producers & Energy Traders	(0.4)	(152,010)
Pharmaceuticals	(0.4)	(153,248)
Trading Companies & Distributors	(0.4)	(157,237)
IT Services	(0.4)	(158,362)
Food Products	(0.4)	(158,726)
Internet Software & Services	(0.4)	(159,377)
Gas Utilities	(0.4)	(180,999)
Communications Equipment	(0.5)	(221,558)
Road & Rail	(0.6)	(251,512)
Household Durables	(0.6)	(267,293)
Semiconductors & Semiconductor Equipment	(0.7)	(268,130)
Diversified Consumer Services	(0.7)	(269,138)
Beverages	(0.7)	(284,992)
Professional Services	(0.7)	(293,401)
Aerospace & Defense	(0.8)	(321,794)
Construction Materials	(0.8)	(345,896)
Electronic Equipment, Instruments & Components	(0.9)	(357,179)
Commercial Services & Supplies	(1.0)	(413,015)
Health Care Equipment & Supplies	(1.0)	(423,534)
Machinery	(1.1)	(464,450)
Software	(1.2)	(497,445)
Capital Markets	(1.2)	(512,865)
Metals & Mining	(1.3)	(518,072)
Insurance	(1.4)	(556,875)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Media	(1.4)%	$(587,094)
Hotels, Restaurants & Leisure	(1.6)	(640,613)
Real Estate Investment Trusts	(2.0)	(825,745)

TOTAL COMMON STOCKS	98.9%	$40,615,118
REPURCHASE AGREEMENT	1.0	398,036
INVESTMENT OF SECURITY LENDING COLLATERAL	5.8	2,386,390

TOTAL INVESTMENTS	105.7%	$43,399,544

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

EXCHANGE-TRADED FUND* — 1.2%
25,500	SPDR S&P 500 ETF Trust	$3,198,975

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,198,975

PURCHASED OPTIONS — 38.8%

	CALLS — 29.1%
100,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 11/19/2011	75,100,000

	PUTS — 9.7%
100,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 11/19/2011	24,880,000

	TOTAL PURCHASED OPTIONS (Cost $99,983,545)	99,980,000

Face
Amount

REPURCHASE AGREEMENT* — 40.3%
$103,674,893	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $103,674,922, due 11/1/11, (collateralized by a U.S. Treasury Note security with a par value of $103,290,000, coupon rate of 1.375%, due 5/15/13, market value of $105,749,851)	103,674,893

	TOTAL REPURCHASE AGREEMENT (Cost $103,674,893)	103,674,893

TOTAL INVESTMENTS (Cost $206,563,885)[1]	80.3%	$206,853,868
OTHER ASSETS IN EXCESS OF LIABILITIES	19.7	50,764,792

NET ASSETS[2]	100.0%	$257,618,660

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $206,560,340.
[2]	Cash in the amount of $55,500,000 is held as collateral to secure the open written put options contracts.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires November 2011 exercise price $1,275 Barclays Capital PLC	2,500	$(42,625)
S&P 500 Index
expires November 2011 exercise price $1,500 Barclays Capital PLC	100,000	(5,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(43,971))		$(47,625)

PUTS:
S&P 500 Index
expires November 2011 exercise price $1,225 Barclays Capital PLC	5,000	(37,750)
S&P 500 Index
expires November 2011 exercise price $1,225 Barclays Capital PLC	100,000	(2,005,000)
S&P 500 Index
expires November 2011 exercise price $1,250 Barclays Capital PLC	110,000	(3,168,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,479,626))		$(5,210,750)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,523,597))		$(5,258,375)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

SECTOR DIVERSIFICATION

On October 31, 2011, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Purchased Options	38.8%	$99,980,000
Exchange-Traded Fund	1.2	3,198,975

TOTAL	40.0%	$103,178,975
REPURCHASE AGREEMENTS	40.3	103,674,893

TOTAL INVESTMENTS	80.3%	$206,853,868

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 98.4%

	United Kingdom — 24.5%
710,700	Aviva PLC	$3,877,269
200,347	BHP Billiton PLC	6,308,822
501,400	Britvic PLC	2,655,160
785,241	Centrica PLC	3,738,217
295,831	GlaxoSmithKline PLC	6,639,145
96,592	Imperial Tobacco Group PLC	3,518,548
341,911	Inmarsat PLC	2,579,314
521,202	Prudential PLC	5,383,550
415,534	Rexam PLC	2,303,303
38,616	Rio Tinto PLC	2,089,084
319,916	Rolls-Royce Holdings PLC[1]	3,601,123
22,074,204	Rolls-Royce Holdings PLC — Class C1,2	35,493
231,853	Royal Dutch Shell PLC	8,318,458
462,700	Smith & Nephew PLC	4,235,161
879,508	TUI Travel PLC[3]	2,406,698
861,290	Wm Morrison Supermarkets PLC	4,176,761
275,044	Xstrata PLC	4,581,283

		66,447,389

	Germany — 14.4%
38,375	Allianz AG	4,269,682
79,948	BASF SE	5,835,867
81,305	Daimler AG	4,129,405
79,336	Deutsche Bank AG	3,280,429
185,419	Deutsche Lufthansa AG	2,519,207
80,377	GEA Group AG	2,204,007
93,008	Hannover Rueckversicherung AG	4,579,204
57,088	Metro AG	2,645,098
25,991	Siemens AG Reg.	2,724,397
20,770	SMA Solar Technology AG3	1,248,350
26,186	Volkswagen AG	4,095,090
15,113	Wacker Chemie AG3	1,521,116

		39,051,852

	Japan — 13.5%
129,800	Aisin Seiki Co, Ltd.	4,105,179
1,046,300	Chuo Mitsui Trust Holdings, Inc.	3,580,568
31,800	Daito Trust Construction Co., Ltd.	2,817,497
655,000	Fujitsu, Ltd.	3,502,708
452,500	Konica Minolta Holdings, Inc.[3]	3,291,508
129,000	Kuraray Co., Ltd.[3]	1,805,847
125,700	Mitsubishi Corp.	2,585,265
53,600	Nippon Telegraph and Telephone Corp.	2,749,455
129,700	NKSJ Holdings, Inc.[3]	2,593,973

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

61,900	Nomura Research Institute, Ltd.	$1,392,136
41,900	Shimamura Co., Ltd.	4,190,444
77,300	Tokyo Electron, Ltd.	4,111,082

		36,725,662

	France — 7.3%
94,026	BNP Paribas	4,198,718
76,832	Cap Gemini SA	2,940,002
32,842	Casino Guichard Perrachon	3,075,243
4,473	Christian Dior SA	631,068
51,137	Compagnie de Saint-Gobain	2,363,424
50,000	GDF Suez	1,408,636
71,369	Sanofi-Aventis	5,105,667

		19,722,758

	Switzerland — 7.1%
146,362	Credit Suisse Group AG1	4,221,231
107,615	Novartis AG	6,062,520
120,000	Petroplus Holdings AG1	715,789
38,794	Roche Holding AG	6,364,905
7,981	Zurich Financial Services AG1	1,839,170

		19,203,615

	Netherlands — 5.8%
318,495	ING Groep N.V., ADR[1]	2,745,737
381,076	Koninklijke Ahold N.V.	4,868,767
40,069	PostNL N.V., ADR	203,550
379,908	Reed Elsevier N.V.	4,665,312
149,816	SBM Offshore N.V.	3,291,814

		15,775,180

	Australia — 5.4%
1,821,980	BlueScope Steel, Ltd.[3]	1,593,920
791,450	Downer EDI, Ltd.[1]	2,513,384
1,280,988	Mount Gibson Iron, Ltd.	2,048,881
694,461	Myer Holdings, Ltd.[3]	1,895,434
130,692	National Australia Bank, Ltd.[3]	3,490,706
592,161	Toll Holdings, Ltd.[3]	2,991,067

		14,533,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 2.8%
245,500	Telenor ASA	$4,373,026
140,518	TGS Nopec Geophysical Co. ASA	3,183,112

		7,556,138

	Spain — 2.4%
276,503	Banco Bilbao Vizcaya Argentaria SA	2,488,504
103,248	Tecnicas Reunidas SA3	4,154,400

		6,642,904

	Canada — 2.4%
317,400	Grande Cache Coal Corp.[1]	3,142,953
196,232	Nexen, Inc.	3,333,040

		6,475,993

	Singapore — 2.4%
1,075,000	SembCorp Industries, Ltd.	3,544,182
1,125,000	Singapore Telecommunications, Ltd.	2,885,368

		6,429,550

	South Korea — 1.7%
5,456	Samsung Electronics Co., Ltd	4,696,855

	Sweden — 1.6%
307,051	Svenska Cellulosa AB	4,482,504

	Bermuda — 1.6%
1,224,000	COSCO Pacific, Ltd.	1,700,007
79,388	Seadrill, Ltd.	2,607,027

		4,307,034

	China — 1.5%
5,598,600	Bank of China, Ltd.	1,992,591
819,500	CNOOC, Ltd.	1,549,150
62,800	Trina Solar, Ltd., ADR[1]	506,796

		4,048,537

	Italy — 1.2%
239,143	ACEA SPA	1,813,135
233,935	Fiat Industrial SPA[1]	1,582,227

		3,395,362

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Brazil — 1.1%
113,939	Petroleo Brasileiro SA, Sponsored ADR	$3,077,492

	Mexico — 0.9%
37,200	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	2,494,260

	South Africa — 0.8%
122,947	MTN Group, Ltd.	2,136,917

	TOTAL COMMON STOCKS (Cost $252,978,945)	267,203,394

Face
Amount

REPURCHASE AGREEMENT* — 1.2%
$3,189,741	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $3,189,742, due 11/1/11 (collateralized by a FNR security with a par value of $3,158,526 coupon rate of 3.500% due 5/25/41, market value of $3,256,557)	3,189,741

	TOTAL REPURCHASE AGREEMENT (Cost $3,189,741)	3,189,741

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.8%
21,252,849	State Street Navigator Securities Lending Prime Portfolio	21,252,849

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,252,849)	21,252,849

TOTAL INVESTMENTS (Cost $277,421,535)[4]	107.4%	$291,645,984
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.4)	(20,217,811)

NET ASSETS	100.0%	$271,428,173

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $280,904,976.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Pharmaceuticals	8.9%	$24,172,237
Insurance	8.3	22,542,848
Metals & Mining	7.3	19,764,943
Oil, Gas & Consumable Fuels	6.3	16,993,929
Commercial Banks	5.8	15,751,087
Food & Staples Retailing	5.4	14,765,869
Energy Equipment & Services	4.9	13,236,353
Diversified Telecommunication Services	4.6	12,587,163
Chemicals	3.4	9,162,830
Automobiles	3.0	8,224,495
Capital Markets	2.8	7,501,660
Multi-Utilities	2.6	6,959,988
Industrial Conglomerates	2.3	6,268,579
Semiconductors & Semiconductor Equipment	2.2	5,866,228
Beverages	1.9	5,149,420
Electrical Equipment	1.7	4,696,855
Media	1.7	4,665,312
Paper & Forest Products	1.7	4,482,504
IT Services	1.6	4,332,138
Health Care Equipment & Supplies	1.6	4,235,161
Specialty Retail	1.5	4,190,444
Auto Components	1.5	4,105,179
Machinery	1.4	3,786,234
Aerospace & Defense	1.3	3,636,616
Tobacco	1.3	3,518,548
Computers & Peripherals	1.3	3,502,708
Office Electronics	1.2	3,291,508
Air Freight & Logistics	1.2	3,194,617
Real Estate Management & Development	1.0	2,817,497
Diversified Financial Services	1.0	2,745,737
Trading Companies & Distributors	1.0	2,585,265
Airlines	0.9	2,519,207
Commercial Services & Supplies	0.9	2,513,384
Hotels, Restaurants & Leisure	0.9	2,406,698
Building Products	0.9	2,363,424
Containers & Packaging	0.8	2,303,303
Wireless Telecommunication Services	0.8	2,136,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Multi-line Retail	0.7%	$1,895,434
Transportation Infrastructure	0.6	1,700,007
Textiles, Apparel & Luxury Goods	0.2	631,068

TOTAL COMMON STOCKS	98.4%	$267,203,394
REPURCHASE AGREEMENTS	1.2	3,189,741
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.8	21,252,849

TOTAL INVESTMENTS	107.4%	$291,645,984

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 96.1%

	United Kingdom — 24.7%
220,086	Aviva PLC	$1,200,693
64,458	BHP Billiton PLC	2,029,749
143,232	Britvic PLC	758,484
238,902	Centrica PLC	1,137,316
90,205	GlaxoSmithKline PLC	2,024,413
38,781	Imperial Tobacco Group PLC	1,412,672
110,719	Inmarsat PLC	835,244
158,868	Prudential PLC	1,640,964
167,991	Rexam PLC	931,173
11,590	Rio Tinto PLC	627,006
97,558	Rolls-Royce Holdings PLC[1]	1,098,158
6,731,502	Rolls-Royce Holdings PLC — Class C1,2	10,824
68,278	Royal Dutch Shell PLC	2,449,689
133,563	Smith & Nephew PLC	1,222,522
164,115	TUI Travel PLC[3]	449,087
298,519	Wm Morrison Supermarkets PLC	1,447,645
83,281	Xstrata PLC	1,387,174

		20,662,813

	Germany — 14.9%
11,859	Allianz AG	1,319,457
24,326	BASF SE	1,775,695
24,819	Daimler AG	1,260,534
23,080	Deutsche Bank AG	954,325
56,419	Deutsche Lufthansa AG	766,540
20,333	GEA Group AG	557,548
31,536	Hannover Rueckversicherung AG	1,552,660
24,798	Metro AG	1,148,983
10,951	Siemens AG Reg.	1,147,893
5,847	SMA Solar Technology AG3	351,425
7,527	Volkswagen AG	1,177,108
4,596	Wacker Chemie AG3	462,585

		12,474,753

	Japan — 13.3%
37,100	Aisin Seiki Co, Ltd.	1,173,360
303,200	Chuo Mitsui Trust Holdings, Inc.	1,037,588
9,600	Daito Trust Construction Co., Ltd.	850,565
189,000	Fujitsu, Ltd.	1,010,705
130,500	Konica Minolta Holdings, Inc.[3]	949,264
37,500	Kuraray Co., Ltd.[3]	524,955
38,300	Mitsubishi Corp.	787,714
16,300	Nippon Telegraph and Telephone Corp.	836,122
38,000	NKSJ Holdings, Inc.[3]	759,992

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

30,800	Nomura Research Institute, Ltd.	$692,695
12,100	Shimamura Co., Ltd.	1,210,128
23,600	Tokyo Electron, Ltd.	1,255,130

		11,088,218

	Switzerland — 7.2%
44,581	Credit Suisse Group AG1	1,285,762
31,295	Novartis AG	1,763,012
35,000	Petroplus Holdings AG1	208,772
11,803	Roche Holding AG	1,936,510
3,417	Zurich Financial Services AG1	787,426

		5,981,482

	France — 6.7%
22,771	BNP Paribas	1,016,836
23,148	Cap Gemini SA	885,766
9,370	Casino Guichard Perrachon	877,383
1,652	Christian Dior SA	233,070
15,623	Compagnie de Saint-Gobain	722,056
14,000	GDF Suez	394,418
20,812	Sanofi-Aventis	1,488,870

		5,618,399

	Netherlands — 5.5%
96,072	ING Groep N.V., ADR[1]	828,234
111,115	Koninklijke Ahold N.V.	1,419,646
89,627	Reed Elsevier N.V.	1,100,629
53,087	SBM Offshore N.V.	1,166,448
19,635	TNT N.V.	99,420

		4,614,377

	Australia — 5.0%
527,346	BlueScope Steel, Ltd.[3]	461,337
230,400	Downer EDI, Ltd.[1]	731,674
324,957	Mount Gibson Iron, Ltd.	519,754
228,348	Myer Holdings, Ltd.[3]	623,244
37,455	National Australia Bank, Ltd.	1,000,401
164,023	Toll Holdings, Ltd.	828,497

		4,164,907

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Norway — 2.8%
73,387	Telenor ASA	$1,307,223
43,817	TGS Nopec Geophysical Co. ASA	992,574

		2,299,797

	Spain — 2.4%
80,485	Banco Bilbao Vizcaya Argentaria SA	724,358
31,426	Tecnicas Reunidas SA3	1,264,491

		1,988,849

	Singapore — 2.2%
297,990	SembCorp Industries, Ltd.	982,447
342,000	Singapore Telecommunications, Ltd.	877,152

		1,859,599

	Canada — 1.8%
55,800	Grande Cache Coal Corp.[1]	552,542
58,359	Nexen, Inc.[3]	991,239

		1,543,781

	Sweden — 1.6%
93,417	Svenska Cellulosa AB	1,363,754

	South Korea — 1.6%
1,583	Samsung Electronics Co., Ltd	1,362,742

	Bermuda — 1.5%
372,000	COSCO Pacific, Ltd.	516,669
22,216	Seadrill, Ltd.	729,552

		1,246,221

	China — 1.4%
1,707,273	Bank of China, Ltd.	607,633
250,000	CNOOC, Ltd.	472,590
11,840	Trina Solar, Ltd., ADR[1]	95,549

		1,175,772

	Brazil — 1.1%
33,619	Petroleo Brasileiro SA, Sponsored ADR	908,049

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Italy — 1.0%
65,956	ACEA SPA	$500,065
54,266	Fiat Industrial SPA[1]	375,983

		876,048

	South Africa — 0.8%
37,492	MTN Group, Ltd.	651,641

	Mexico — 0.6%
7,000	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	469,351

	TOTAL COMMON STOCKS (Cost $77,086,763)	80,350,553

Face
Amount

REPURCHASE AGREEMENT* — 4.5%
$3,756,422	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $3,756,423 due 11/1/11 (collateralized by a FNR security with a par value of $3,717,076 coupon rate of 3.500%, due 5/25/41, market value of $3,832,443)	3,756,422

	TOTAL REPURCHASE AGREEMENT (Cost $3,756,422)	3,756,422

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.5%
6,265,443	State Street Navigator Securities Lending Prime Portfolio	6,265,443

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,265,443)	6,265,443

TOTAL INVESTMENTS (Cost $87,108,628)[4]	108.1%	$90,372,418
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.1)	(6,739,847)

NET ASSETS	100.0%	$83,632,571

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $89,476,799.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	8.7%	$7,261,192
Pharmaceuticals	8.6	7,212,805
Metals & Mining	6.7	5,577,562
Oil, Gas & Consumable Fuels	6.0	5,030,339
Food & Staples Retailing	5.9	4,893,657
Commercial Banks	5.3	4,386,816
Energy Equipment & Services	5.0	4,153,065
Diversified Telecommunication Services	4.6	3,855,741
Chemicals	3.3	2,763,235
Automobiles	2.9	2,437,642
Capital Markets	2.7	2,240,087
Industrial Conglomerates	2.6	2,130,340
Multi-Utilities	2.4	2,031,799
Semiconductors & Semiconductor Equipment	2.0	1,702,104
IT Services	1.9	1,578,461
Tobacco	1.7	1,412,672
Paper & Forest Products	1.6	1,363,754
Electrical Equipment	1.6	1,362,742
Beverages	1.5	1,227,835
Health Care Equipment & Supplies	1.5	1,222,522
Specialty Retail	1.5	1,210,128
Auto Components	1.4	1,173,360
Aerospace & Defense	1.3	1,108,982
Media	1.3	1,100,629
Computers & Peripherals	1.2	1,010,705
Office Electronics	1.1	949,264
Machinery	1.1	933,531
Containers & Packaging	1.1	931,173
Air Freight & Logistics	1.1	927,917
Real Estate Management & Development	1.0	850,565
Diversified Financial Services	1.0	828,234
Trading Companies & Distributors	0.9	787,714
Airlines	0.9	766,540
Commercial Services & Supplies	0.9	731,674
Building Products	0.9	722,056
Wireless Telecommunication Services	0.8	651,641
Multi-line Retail	0.7	623,244

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Transportation Infrastructure	0.6%	$516,669
Hotels, Restaurants & Leisure	0.5	449,087
Textiles, Apparel & Luxury Goods	0.3	233,070

TOTAL COMMON STOCKS	96.1%	$80,350,553
REPURCHASE AGREEMENTS	4.5	3,756,422
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.5	6,265,443

TOTAL INVESTMENTS	108.1%	$90,372,418

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 98.5%

	Japan — 27.9%
4,000	Airport Facilities Co, Ltd.	$15,254
1,000	ASKA Pharmaceutical Co, Ltd.	7,260
800	Belluna Co, Ltd.	6,251
900	Canon Marketing Japan, Inc.	10,669
100	Cawachi, Ltd.	1,901
800	Chiyoda Co, Ltd.	14,137
10,000	Chuetsu Pulp & Paper Co, Ltd.	15,192
400	Circle K Sunkus Co, Ltd.	6,522
1,000	Daiichi Jitsugyo Co, Ltd.	4,057
1,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	4,492
2,900	DCM Holdings Co, Ltd.	23,195
1,000	DIC Corp.	1,888
500	EDION Corp.	4,001
3,000	Eighteenth Bank, Ltd. (The)	7,680
2	Fields Corp.	3,324
2,000	Fuso Pharmaceutical Industries, Ltd.	5,122
2,000	Gakken Holdings Co, Ltd.	3,538
4	Geo Corp.	4,028
300	Hakuto Co, Ltd.	2,722
4,000	Hanwa Co, Ltd.	16,738
1,200	Heiwa Corp.	19,885
26	Heiwa Real Estate, Inc. REIT	13,363
300	HI-LEX Corp.	4,387
1,900	Hibiya Engineering, Ltd.	18,634
7,000	Higashi-Nippon Bank, Ltd. (The)	14,119
3,000	Hokuetsu Bank, Ltd. (The)	5,632
1,000	Hokuetsu Kishu Paper Co, Ltd.	6,582
1,100	Hosiden Corp.	7,582
900	Inabata & Co, Ltd.	4,882
2,800	Ines Corp.	18,280
500	Information Services International-Dentsu, Ltd.	4,408
700	Itochu Enex Co, Ltd.	3,633
6,000	J-Oil Mills, Inc.	17,269
21	Japan Rental Housing Investments, Inc. REIT	7,971
4	Kenedix Realty Investment Corp. REIT	11,599
500	Kissei Pharmaceutical Co, Ltd.	9,391
600	Kohnan Shoji Co, Ltd.	10,402
500	Kojima Co, Ltd.	3,427
2,000	Kurabo Industries, Ltd.	3,793
2,000	Kyodo Printing Co, Ltd.	4,556
6,000	Marudai Food Co, Ltd.	19,994
6	MID, Inc. REIT	15,050
600	Mikuni Coca-Cola Bottling Co, Ltd.	5,186
1,000	Mitsui Home Co, Ltd.	5,019

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

3	Mori Hills Investment Corp. REIT	$10,174
1,400	Nagase & Co, Ltd.	15,762
1,300	NEC Capital Solutions, Ltd.	18,645
500	NEC Fielding, Ltd.	6,048
100	NEC Mobiling, Ltd.	3,339
2,000	Nihon Yamamura Glass Co, Ltd.	4,623
6,000	Nippon Road Co, Ltd. (The)	15,462
300	Nishio Rent All Co, Ltd.	1,876
4,000	Nittetsu Mining Co, Ltd.	16,237
1,000	Okuwa Co, Ltd.	13,952
600	Onoken Co, Ltd.	4,881
1,200	Otsuka Kagu, Ltd.	10,273
1,100	Parco Co, Ltd.	8,245
1,200	Riso Kagaku Corp.	20,601
400	Ryoyo Electro Corp.	3,634
1,000	Sakai Chemical Industry Co, Ltd.	3,926
1,000	Senko Co, Ltd.	3,792
1,700	Senshukai Co, Ltd.	11,303
400	Shinko Shoji Co, Ltd.	3,089
42	SKY Perfect JSAT Holdings, Inc.	20,412
2,000	Sumikin Bussan Corp.	4,427
1,100	Sumisho Computer Systems Corp.	17,223
5,000	Takiron Co, Ltd.	16,744
11,000	Toa Corp.	19,371
2,000	Tochigi Bank, Ltd. (The)	7,014
600	Tohokushinsha Film Corp.	3,052
2,000	Tokyo Energy & Systems, Inc.	9,459
5,300	TOMONY Holdings, Inc.	21,017
7,000	Topy Industries, Ltd.	16,913
900	Torii Pharmaceutical Co, Ltd.	16,830
1,000	Toshiba TEC Corp.	3,685
900	Touei Housing Corp.	8,830
2,000	Toyo Ink SC Holdings Co, Ltd.	7,925
6,000	Uchida Yoko Co, Ltd.	16,632
1,000	Uniden Corp.	3,891
1,800	UNY Co, Ltd.	16,237
700	Yachiyo Bank, Ltd. (The)	17,158
4,000	Yurtec Corp.	19,845

		815,542

	United Kingdom — 20.5%
5,889	Aberdeen Asset Management PLC	18,133
26,526	Cable & Wireless Worldwide PLC	11,869
3,559	Carillion PLC	19,768

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

1,128	Catlin Group, Ltd.	$7,175
13,605	Collins Stewart Hawkpoint PLC	13,289
2,581	Computacenter PLC	15,816
2,489	Cookson Group PLC	19,132
2,961	Dairy Crest Group PLC	16,420
9,524	Debenhams PLC	9,927
3,006	Drax Group PLC	26,167
5,597	DS Smith PLC	19,122
1,119	easyJet PLC[1]	6,413
9,392	F&C Asset Management PLC	11,046
1,033	Ferrexpo PLC	5,317
4,089	FirstGroup PLC	21,899
469	Genus PLC	7,722
5,294	GKN PLC	16,094
186	Go-Ahead Group PLC	4,145
2,583	Greene King PLC	18,625
1,040	Hargreaves Services PLC	18,812
2,107	Hochschild Mining PLC	15,094
3,462	Home Retail Group PLC	5,586
570	Inchcape PLC	2,976
4,779	Intermediate Capital Group PLC	18,713
3,840	Interserve PLC	20,351
3,863	JKX Oil & Gas PLC	9,765
1,936	John Menzies PLC	15,284
2,299	John Wood Group PLC	22,762
227	Kier Group PLC	5,120
1,393	Lancashire Holdings, Ltd.	15,993
12,225	Logica PLC	18,344
2,817	Marston’s PLC	4,380
2,088	Melrose PLC	11,028
2,476	Mondi PLC	18,832
1,694	Morgan Sindall Group PLC	15,049
4,992	National Express Group PLC	18,439
101	Spectris PLC	2,064
583	Synergy Health PLC	7,795
1,365	Tate & Lyle PLC	14,281
8,726	Thomas Cook Group PLC	7,241
2,619	Tullett Prebon PLC	14,768
2,456	WH Smith PLC	21,604
6,347	William Hill PLC	22,030
590	WSP Group PLC	2,181
1,294	Xchanging PLC[1]	1,415

		597,986

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 9.8%
3,096	Adelaide Brighton, Ltd.	$9,264
9,349	Aditya Birla Minerals, Ltd.	9,497
4,722	APN News & Media, Ltd.	4,331
36,365	Aspen Group REIT	15,661
5,110	Ausdrill, Ltd.	15,587
4,527	Australand Property Group REIT	12,355
18,225	Beach Energy, Ltd.	22,398
374	Boart Longyear, Ltd.	1,248
3,017	Cardno, Ltd.	16,585
3,570	Challenger, Ltd.	17,019
1,621	David Jones, Ltd.	5,722
892	Downer EDI, Ltd.[1]	2,833
4,385	Emeco Holdings, Ltd.	4,543
6,982	Envestra, Ltd.	4,705
506	Flight Centre, Ltd.	10,506
2,324	GrainCorp, Ltd.	19,144
8,118	Grange Resources, Ltd.	3,800
3,482	Hills Holdings, Ltd.	3,967
7,083	Industrea, Ltd.	9,501
574	Matrix Composites & Engineering, Ltd.	1,919
4,654	Mincor Resources NL	4,116
10,031	Mount Gibson Iron, Ltd.	16,044
38	Multiplex SITES Trust REIT[1]	3,102
1,828	Nufarm Ltd.[1]	8,995
4,538	Perilya, Ltd.[1]	2,160
2,045	Primary Health Care, Ltd.	7,118
6,896	Programmed Maintenance Services, Ltd.	14,250
4,514	Seven West Media, Ltd.	16,911
2,065	Southern Cross Media Group, Ltd.	2,659
8,286	Spark Infrastructure Group[2]	10,557
1,788	Western Areas NL	10,763

		287,260

	France — 5.1%
5,774	Acanthe Developpement SA REIT	7,060
123	Akka Technologies SA	2,914
81	Assystem	1,472
256	Cegid Group	5,986
133	Ciments Francais SA	11,747
131	Esso SA Francaise	13,484
219	Euler Hermes SA	15,811
557	Faurecia	14,727
130	FFP	6,075
91	Maisons France Confort	3,246

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

548	Nexity SA	$15,788
542	Plastic Omnium SA	15,068
388	Rallye SA	12,405
571	Sequana SA	3,495
408	Valeo SA	20,480

		149,758

	Italy — 4.6%
1,452	Astaldi SPA	8,547
700	Danieli & C Officine Meccaniche SPA	9,674
216	De’Longhi SPA	2,360
518	Engineering Ingegneria Informatica SPA	17,037
4,292	Hera SPA*	7,018
2,974	Immobiliare Grande Distribuzione REIT	4,447
9,838	Iren SPA	11,900
24,226	KME Group SPA	10,995
323	Lottomatica SPA[1]	6,166
1,730	Recordati SPA	15,061
105	Reply SPA	2,449
1,398	Societa Iniziative Autostradali e Servizi SPA	11,554
3,735	Sogefi SPA	12,932
3,101	Vittoria Assicurazioni SPA	13,139

		133,279

	Germany — 4.1%
150	Centrotherm Photovoltaics AG	2,830
126	Cewe Color Holding AG	4,899
829	Freenet AG	10,687
199	Gesco AG	16,048
549	Indus Holding AG	14,328
864	Kloeckner & Co. SE	12,878
343	Leoni AG	14,320
283	Rheinmetall AG	15,009
300	Rhoen Klinikum AG	5,986
650	Sixt AG	13,652
411	Stada Arzneimittel AG	9,928

		120,565

	Norway — 3.7%
271	Aker ASA	7,693
1,014	Atea ASA	8,951
1,767	Bakkafrost P/F	10,513
1,678	BWG Homes ASA	3,847

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Norway — (Continued)

1,171	Cermaq ASA[1]	$12,989
509	Fred Olsen Energy ASA	17,074
616	Leroey Seafood Group ASA	9,532
4,132	Marine Harvest ASA	1,842
1,557	SpareBank 1 SMN	12,370
2,589	Storebrand ASA	15,817
276	TGS Nopec Geophysical Co. ASA	6,252

		106,880

	Switzerland — 2.8%
78	Acino Holding AG1	8,033
359	AFG Arbonia-Forster Holding[1]	8,244
18	Allreal Holding AG1	2,896
3	Barry Callebaut AG1	2,844
1,310	Clariant AG1	14,186
7	Forbo Holding AG1	3,308
3	Georg Fischer AG1	1,243
50	Helvetia Holding AG	18,269
23	Liechtensteinische Landesbank AG	1,277
14	Partners Group Holding AG	2,619
428	Schweizerische National-Versicherungs-Gesellschaft AG	14,992
81	Vontobel Holding AG	2,417

		80,328

	Spain — 2.4%
684	Bolsas y Mercados Espanoles SA	19,589
355	Corp. Financiera Alba	17,286
792	Grupo Catalana Occidente SA	14,596
4,575	Grupo Empresarial Ence SA	13,561
724	Sacyr Vallehermoso SA	5,056

		70,088

	Singapore — 2.3%
4,000	Elec & Eltek International Co, Ltd.	12,120
11,000	Frasers Commercial Trust REIT	6,894
3,000	Hong Leong Asia, Ltd.	4,658
33,000	Lippo Malls Indonesia Retail Trust REIT	13,581
5,000	Mapletree Logistics Trust REIT	3,396
8,000	Metro Holdings, Ltd.	4,191
7,000	Stamford Land Corp, Ltd.	3,209

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

6,000	Suntec Real Estate Investment Trust REIT	$5,895
16,000	Tuan Sing Holdings, Ltd.	3,714
7,000	United Engineers, Ltd.	10,418

		68,076

	Hong Kong — 2.3%
320,000	CSI Properties, Ltd.	7,846
1,500	Dickson Concepts International, Ltd.	861
78,000	Emperor International Holdings	12,945
70,000	Pacific Andes International Holdings, Ltd.	6,772
38,000	Singamas Container Holdings, Ltd.	8,532
3,000	SmarTone Telecommunications Holding, Ltd.	5,548
4,000	SOCAM Development, Ltd.	3,818
10,000	Texwinca Holdings, Ltd.	12,669
84,000	Victory City International Holdings, Ltd.	9,049

		68,040

	Sweden — 2.1%
252	Bilia AB	3,668
1,720	Billerud AB	13,358
769	Haldex AB	3,283
1,083	Orc Group AB	9,876
825	Saab AB	15,890
1,962	Trelleborg AB	16,609

		62,684

	Greece — 1.8%
1,043	Eurobank Properties Real Estate Investment Co. REIT	5,913
1,922	Hellenic Petroleum SA	16,921
692	JUMBO SA	3,750
1,558	Metka SA	14,571
1,417	Motor Oil Hellas Corinth Refineries SA	12,749

		53,904

	Austria — 1.6%
676	Austria Technologie & Systemtechnik AG	8,766
147	EVN AG	2,130
598	Oesterreichische Post AG	18,035
614	Strabag SE	18,880

		47,811

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Belgium — 1.3%
146	Arseus N.V.	$2,319
104	Barco N.V.	5,624
100	Cie d’Entreprises CFE	5,614
179	Cie Maritime Belge SA	4,197
171	Gimv N.V.	8,707
915	Nyrstar[1]	8,003
288	Recticel SA	1,963

		36,427

	Netherlands — 1.2%
354	ASM International N.V.	9,967
1,915	BE Semiconductor Industries N.V.	12,956
760	Mediq N.V.	12,061

		34,984

	Ireland — 0.9%
17,276	Total Produce PLC	9,084
5,776	United Drug PLC	17,825

		26,909

	Denmark — 0.8%
180	D/S Norden	5,250
66	Dfds AS	4,396
209	Schouw & Co.	4,555
523	Sydbank AS	9,685

		23,886

	Israel — 0.8%
473	AL-ROV Israel, Ltd.[1]	11,980
661	Clal Industries and Investments, Ltd.	3,117
1,755	Industrial Buildings Corp.	3,002
135	Israel Land Development Co, Ltd. (The)	973
1,161	Union Bank of Israel	4,307

		23,379

	Cayman Islands — 0.8%
16,000	HKR International, Ltd.	6,615
5,000	Pacific Textile Holdings, Ltd.	2,814
44,000	Win Hanverky Holdings, Ltd.	3,747
16,000	Xinyi Glass Holdings, Ltd.	10,041

		23,217

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Portugal — 0.5%
700	Mota-Engil SGPS SA	$997
2,135	Portucel Empresa Produtora de Pasta e Papel SA	5,357
4,960	Sonaecom — SGPS SA	8,858

		15,212

	New Zealand — 0.5%
10,877	Air New Zealand, Ltd.	9,193
2,014	Nuplex Industries, Ltd.	4,226

		13,419

	Finland — 0.3%
2,936	Oriola-KD OYJ	8,165
69	PKC Group OYJ	1,142

		9,307

	British Virgin Islands — 0.3%
1,708	Playtech, Ltd.	7,477

	Luxembourg — 0.1%
144	APERAM	2,474
118	GAGFAH SA	756

		3,230

	TOTAL COMMON STOCKS (Cost $3,316,000)	2,879,648

PREFERRED STOCKS — 0.4%

	Germany — 0.3%
37	Jungheinrich AG , 2.67%,	1,165
161	Sartorius AG , 1.79%,	7,650

		8,815

	Italy — 0.1%
7,051	Unipol Gruppo Finanziario SPA , 10.54%,	2,131

	TOTAL PREFERRED STOCKS (Cost $12,887)	10,946

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

RIGHTS — 0.0%

	Australia — 0.0%
2,269	Perilya, Ltd., (Expires 11/21/11)[1,3]	$—

	TOTAL RIGHTS (Cost $—)	—

Face
Amount

REPURCHASE AGREEMENTS* — 0.8%
$22,881	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $22,881, due 11/1/11, (collateralized by a FNR security with a par value of $24,715, coupon rate of 3.500% due 5/25/41, market value of $25,482)	22,881

	TOTAL REPURCHASE AGREEMENTS (Cost $22,881)	22,881

TOTAL INVESTMENTS (Cost $3,351,768)[4]	99.7%	$2,913,475
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	10,147

NET ASSETS	100.0%	$2,923,622

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $3,354,049.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	7.3%	$214,222
Metals & Mining	4.7	137,000
Real Estate Investment Trusts	4.7	136,461
Food Products	4.5	131,600
Insurance	4.0	117,923
Auto Components	3.7	108,049
Commercial Banks	3.4	100,259
Specialty Retail	3.4	99,346
Oil, Gas & Consumable Fuels	3.3	97,762
Trading Companies & Distributors	3.2	93,244
IT Services	3.2	92,748
Machinery	3.1	91,654
Capital Markets	3.1	89,692
Paper & Forest Products	2.6	76,377
Hotels, Restaurants & Leisure	2.5	72,157
Pharmaceuticals	2.4	71,625
Chemicals	2.2	64,345
Road & Rail	2.1	61,927
Diversified Financial Services	2.1	61,587
Real Estate Management & Development	2.1	61,294
Health Care Providers & Services	2.1	61,269
Food & Staples Retailing	2.1	60,101
Industrial Conglomerates	2.1	59,958
Media	1.8	51,876
Energy Equipment & Services	1.6	48,007
Electronic Equipment, Instruments & Components	1.6	45,601
Commercial Services & Supplies	1.5	43,170
Household Durables	1.5	42,398
Software	1.4	40,562
Textiles, Apparel & Luxury Goods	1.1	32,072
Distributors	1.0	28,929
Multi-line Retail	1.0	28,085
Independent Power Producers & Energy Traders	0.9	26,167
Semiconductors & Semiconductor Equipment	0.9	25,753
Wireless Telecommunication Services	0.9	25,093
Office Electronics	0.8	24,286
Containers & Packaging	0.8	23,745
Leisure Equipment & Products	0.8	23,209
Internet & Catalog Retail	0.8	23,140
Construction Materials	0.7	21,011

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Multi-Utilities	0.6%	$18,918
Air Freight & Logistics	0.6	18,035
Aerospace & Defense	0.5	15,890
Airlines	0.5	15,606
Marine	0.5	13,843
Electric Utilities	0.4	12,687
Building Products	0.4	12,211
Diversified Telecommunication Services	0.4	11,869
Transportation Infrastructure	0.4	11,554
Biotechnology	0.3	7,722
Health Care Equipment & Supplies	0.3	7,650
Communications Equipment	0.2	7,230
Professional Services	0.2	6,567
Automobiles	0.2	6,075
Beverages	0.2	5,186
Gas Utilities	0.2	4,705
Electrical Equipment	0.0	1,142

TOTAL COMMON AND PREFERRED STOCKS	98.9%	$2,890,594
REPURCHASE AGREEMENTS	0.8	22,881
RIGHTS	0.0	—

TOTAL INVESTMENTS	99.7%	$2,913,475

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Shares		Value

COMMON STOCKS* — 95.4%

	South Korea — 16.3%
150	BS Financial Group, Inc.[1]	$1,651
80	Capro Corp.	1,940
930	Daekyo Co, Ltd.	5,676
320	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,869
190	DGB Financial Group, Inc.[1]	2,392
110	Dongbu Insurance Co, Ltd.	4,631
630	Dongkuk Steel Mill Co., Ltd.	14,591
270	Doosan Engineering & Construction Co, Ltd.	945
28	GS Holdings	1,613
65	GS Home Shopping, Inc.	6,221
300	Handsome Co., Ltd.	7,312
520	Hynix Semiconductor, Inc.	10,523
120	Hyundai Marine & Fire Insurance Co, Ltd.	3,475
157	Hyundai Mipo Dockyard	17,062
5	Hyundai Motor Co.	1,007
1,100	Industrial Bank of Korea	14,441
135	IS Dongseo Co., Ltd.	965
400	KB Financial Group, Inc., ADR	15,620
174	Kia Motors Corp.	11,155
2,120	Korea Exchange Bank	15,693
220	KP Chemical Corp.	3,103
300	KT Corp., Sponsored ADR	5,004
453	KT&G Corp.	28,410
600	LG Display Co., Ltd., ADR	6,036
180	LG Fashion Corp.	7,246
67	OCI Co., Ltd.	13,751
293	Paradise Co., Ltd.	2,059
57	S-Oil Corp.	5,915
71	Samsung Electronics Co., Ltd	61,121
320	Samsung Heavy Industries Co, Ltd.	9,763
24	Samyang Corp.[2]	1,771
50	Sindoh Co., Ltd.	2,239
60	SK Holdings Co., Ltd.	7,988
111	SK Innovation Co., Ltd.	16,703
1,300	SK Telecom Co., Ltd., ADR	19,227
500	Woori Finance Holdings Co., Ltd., ADR	14,450
90	Youngone Corp.	2,047

		351,615

	China — 16.3%
12,000	Agile Property Holdings, Ltd.	10,786
37,000	Agricultural Bank of China, Ltd.	16,559
5,500	Asia Cement China Holdings Corp.	2,601
46,000	Bank of China, Ltd.	16,372

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

8,000	Baoye Group Co., Ltd.	$3,924
14,000	Chaoda Modern Agriculture Holdings, Ltd.[2]	—
7,000	Chaowei Power Holdings, Ltd.	3,269
40,000	China Citic Bank Corp, Ltd.	21,388
7,000	China Communications Construction Co., Ltd.	5,280
58,000	China Construction Bank Corp.	42,615
9,000	China Green Holdings Ltd	2,790
10,000	China Lumena New Materials Corp.	2,188
4,000	China Mobile, Ltd.	38,017
6,000	China National Building Material Co, Ltd.	7,685
12,000	China Oriental Group Co., Ltd.	4,580
300	China Petroleum & Chemical Corp., ADR	28,320
22,000	China Shanshui Cement Group, Ltd.	16,934
5,000	China Vanadium Titano — Magnetite Mining Co., Ltd.	1,031
13,000	CNOOC, Ltd.	24,575
14,000	Country Garden Holdings Co.	5,543
7,000	Dongyue Group	5,359
18,000	Evergrande Real Estate Group, Ltd.	7,785
3,000	GCL-Poly Energy Holdings, Ltd. — Class P	969
33,000	Glorious Property Holdings, Ltd.[1]	5,125
14,000	Great Wall Technology Co., Ltd.	3,326
12,000	Guangdong Investment, Ltd.	7,193
200	Guangshen Railway Co, Ltd., Sponsored ADR	3,448
5,000	Industrial & Commercial Bank of China	3,116
1,500	Kingboard Chemical Holdings, Ltd.	5,067
6,000	Kingsoft Corp, Ltd.	2,643
8,000	Leoch International Technology, Ltd.	2,595
100	PetroChina Co., Ltd., ADR	12,961
20,000	Renhe Commercial Holdings Co, Ltd.	2,803
67,500	Shenzhen International Holdings, Ltd.	4,381
4,000	Shenzhou International Group Holdings, Ltd.	5,105
9,500	Shimao Property Holdings, Ltd.	9,299
6,000	Tan Chong International, Ltd.	1,391
6,000	TCL Communication Technology Holdings, Ltd. — Class C	3,004
12,000	Tianneng Power International, Ltd.	5,620
6,000	Xinhua Winshare Publishing and Media Co, Ltd.	2,643
10,000	Youyuan International Holdings, Ltd.[1]	2,925

		351,215

	Brazil — 14.9%
500	Banco Bradesco SA, ADR	9,100
4,000	Banco Da Amazonia SA	909
1,900	Banco do Brasil SA	28,663
900	Brasil Telecom SA, ADR	18,495

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

300	BRF — Brasil Foods SA, ADR	$6,315
400	Cia de Bebidas das Americas, ADR	13,488
200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	10,852
400	Cia de Saneamento de Minas Gerais-COPASA	7,511
600	Cia Energetica de Minas Gerais, Sponsored ADR	10,224
600	Cia Paranaense de Energia, Sponsored ADR	12,108
400	Cielo SA	10,601
400	Ez Tec Empreendimentos e Participacoes SA	3,565
300	Helbor Empreendimentos SA	3,808
300	Itau Unibanco Holding SA, ADR	5,736
300	Multiplus SA	5,067
100	Obrascon Huarte Lain Brasil SA	3,346
1,800	Petroleo Brasileiro SA, ADR	45,522
600	Petroleo Brasileiro SA, Sponsored ADR	16,206
1,000	Porto Seguro SA	10,717
300	Santos Brasil Participacoes SA	4,449
300	Sao Martinho SA	3,563
200	Tecnisa SA	1,281
200	Tele Norte Leste Participacoes SA, Sponsored ADR	2,170
400	Telefonica Brasil, ADR	11,608
1,700	Vale SA, ADR	40,120
1,200	Vale SA, Sponsored ADR	30,492
300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600

		319,516

	Taiwan — 14.1%
2,118	Advanced Semiconductor Engineering, Inc., ADR	9,362
3,660	Asustek Computer, Inc.	25,445
5,200	Cheng Loong Corp.	2,036
1,000	Chicony Electronics Co, Ltd.	1,671
7,000	China Bills Finance Corp.	2,490
33,325	China Development Financial Holding Corp.	10,546
2,000	China Synthetic Rubber Corp.	1,731
25,000	Chinatrust Financial Holding Co, Ltd.	16,385
200	Chunghwa Telecom Co., Ltd., ADR	6,726
6,000	E Ink Holdings, Inc.	12,249
8,000	Formosa Chemicals & Fibre Corp.	23,152
1,000	Formosa Plastics Corp.	2,941
3,000	Formosa Taffeta Co., Ltd.	2,772
2,000	Formosan Rubber Group, Inc.	1,434
1,000	Fubon Financial Holding Co, Ltd.	1,172
2,000	Grand Pacific Petrochemical	988
1,098	Great Wall Enterprise Co., Ltd.	1,118

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

1,000	Highwealth Construction Corp.	$1,730
1,000	HTC Corp.	22,474
5,040	Inventec Corp.	1,811
1,000	Johnson Health Tech Co, Ltd.	2,104
7,138	KGI Securities Co., Ltd.	2,994
3,000	King Yuan Electronics Co, Ltd.	1,155
2,000	King’s Town Bank[1]	1,242
2,000	Lien Hwa Industrial Corp.	1,232
1,000	LITE-ON IT Corp.	935
12,045	Lite-On Technology Corp.	11,366
6,000	Masterlink Securities Corp.	2,155
2,000	Micro-Star International Co, Ltd.	891
7,700	Powertech Technology, Inc.	18,746
3,000	Quanta Computer, Inc.	5,903
3,000	Taichung Commercial Bank[1]	1,010
40,660	Taishin Financial Holding Co., Ltd.	17,216
1,000	Taiwan Prosperity Chemical Corp.	2,856
2,700	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	34,074
3,000	Teco Electric and Machinery Co, Ltd.	1,750
1,100	TSRC Corp.	2,856
13,000	Unimicron Technology Corp.	16,880
13,649	Wistron Corp.	15,796
1,114	WT Microelectronics Co., Ltd.	1,523
6,731	Yieh United Steel Corp.	2,145
13,100	Yuanta Financial Holding Co., Ltd.[1]	7,468
5,075	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,063

		302,593

	Russia — 8.3%
273	Akron JSC	11,304
91	Baltika Brewery[1]	3,435
3,170	Gazprom Neft JSC	13,361
4,400	Gazprom OAO, ADR	51,084
500	Lukoil OAO, ADR	28,850
131,000	Moscow Integrated Electricity Distribution Co.	6,531
183,000	Mosenergo OAO	11,640
1,480	Raspadskaya	4,758
850	Rosneft Oil Co.	6,103
2,880	Sberbank of Russia	7,601
15,400	Sistema JSFC	11,979

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

3,360	Tatneft	$16,762
249	TMK OAO, GDR	3,205
1,200	Ulan-Ude Aviation Plant	2,314

		178,927

	South Africa — 6.5%
312	African Rainbow Minerals, Ltd.	7,177
220	Assore, Ltd.	6,002
1,890	Blue Label Telecoms, Ltd.	1,340
366	Exxaro Resources, Ltd.	8,205
800	Gold Fields, Ltd., Sponsored ADR	13,944
1,218	Imperial Holdings, Ltd.	17,904
327	Kumba Iron Ore, Ltd.	19,317
756	Liberty Holdings, Ltd.	7,724
262	Mondi, Ltd.	2,036
585	Rainbow Chicken, Ltd.	1,150
5,607	RMB Holdings, Ltd.	17,558
700	Sasol, Ltd., Sponsored ADR	31,668
482	Vodacom Group, Ltd.	5,437

		139,462

	Poland — 3.5%
5,275	Bank Millennium SA	7,297
44	Bank Pekao SA	2,037
185	Jastrzebska Spolka Weglowa SA1	5,415
411	KGHM Polska Miedz SA	19,843
76	Mondi Swiecie SA1	1,730
2,155	PGE SA	13,257
156	Powszechna Kasa Oszczednosci Bank Polski SA	1,774
3,967	Synthos SA	5,259
7,723	Tauron Polska Energia SA	13,430
55	Towarzystwo Ubezpieczeniowe EUROPA SA	2,603
298	Zaklady Azotowe w Tarnowie-Moscicach SA1	2,871

		75,516

	Malaysia — 3.1%
1,100	AirAsia BHD	1,382
1,800	Bimb Holdings BHD	1,180
2,666	Coastal Contracts BHD	1,672
1,300	Esso Malaysia BHD	1,553
700	Genting BHD	2,438
4,680	HAP Seng Consolidated BHD	2,313
3,700	Hap Seng Plantations Holdings BHD	3,230

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

800	Hong Leong Industries BHD	$1,044
1,000	Jaya Tiasa Holdings BHD	1,854
1,900	Kulim Malaysia BHD	2,213
1,800	Mah Sing Group Bhd	1,191
800	Malayan Banking BHD	2,172
18,000	Malaysia Building Society	10,286
2,400	Multi-Purpose Holdings BHD	2,066
1,600	NCB Holdings BHD	1,946
4,700	OSK Holdings BHD	2,635
2,300	Padiberas Nasional BHD	2,378
2,100	POS Malaysia BHD	1,903
4,000	RHB Capital BHD	10,002
2,400	Sarawak Oil Palms Bhd	3,297
1,000	Tradewinds Malaysia BHD	2,879
2,300	Tradewinds Plantation BHD	2,559
500	United Plantations BHD	2,833
700	YTL Cement BHD	1,042

		66,068

	Thailand — 2.5%
15,000	Asian Property Development PCL	2,215
3,400	Bangchak Petroleum PCL — Class C	1,906
2,000	Bangkok Expressway PCL	1,064
1,200	Kiatnakin Bank PCL — Class C	1,076
1,200	Kiatnakin Bank PCL — Class F	1,083
26,000	Krung Thai Bank PCL	12,731
2,900	LPN Development PCL — Class C	944
2,900	LPN Development PCL — Class F	952
10	PTT Global Chemical PCL — Class F1	21
2,700	PTT PCL	26,868
1,100	Thai Oil PCL — Class F	2,084
1,500	Thai Plastic & Chemical PCL — Class C	1,126
1,000	Tisco Financial Group PCL — Class C	1,111
2,600	Vinythai PCL	1,197

		54,378

	India — 2.5%
67	Mahindra & Mahindra, Ltd., GDR	1,187
19	State Bank of India, GDR	1,487
1,100	Sterlite Industries India, Ltd., ADR	11,352
1,300	Tata Motors, Ltd., ADR	26,065
1,334	Tata Steel, Ltd., GDR	12,837

		52,928

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Turkey — 2.2%
973	Albaraka Turk Katilim Bankasi AS	$1,026
608	Anadolu Cam Sanayii AS	1,096
1,365	Ford Otomotiv Sanayi AS	9,923
273	Gubre Fabrikalari TAS[1]	1,870
825	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	2,027
2,936	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,093
917	Tofas Turk Otomobil Fabrikasi AS	3,524
1,171	Trakya Cam Sanayi AS	1,877
2,954	Turk Telekomunikasyon AS	12,528
4,060	Turkiye Sise ve Cam Fabrikalari AS	7,752
1,688	Turkiye Vakiflar Bankasi Tao	2,868

		46,584

	Mexico — 1.5%
1,100	America Movil SAB de CV Series L, Sponsored ADR	27,962
400	Grupo Mexico SAB de CV Series B	1,109
200	Telefonos de Mexico SAB de CV, Sponsored ADR	3,128

		32,199

	Hungary — 1.3%
179	MOL Hungarian Oil and Gas PLC[1]	13,856
942	OTP Bank PLC	14,771

		28,627

	Czech Republic — 1.2%
429	CEZ AS	18,141
24	Komercni Banka AS	4,592
4	Philip Morris CR AS	2,626

		25,359

	Egypt — 1.1%
205	Alexandria Mineral Oils Co.	2,294
783	Delta Sugar Co.	2,624
975	Ezz Steel	980
1,620	Glaxo Smith Kline	2,800
205	Misr Beni Suef Cement Co.	2,194
4,961	Orascom Telecom Holding SAE, GDR[1]	13,617

		24,509

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Shares		Value

COMMON STOCKS* — (Continued)

	Philippines — 0.1%
240	China Banking Corp.	$2,226

	TOTAL COMMON STOCKS (Cost $2,411,817)	2,051,722

PREFERRED STOCKS — 3.4%

	Brazil — 2.6%
2,200	Banco do Estado do Rio Grande do Sul , 0.59%,	23,193
500	Banco Pine SA , 0.77%,	3,323
1,100	Bradespar SA , 0.03%,	22,425
400	Cia de Saneamento do Parana , 3.95%,	1,037
100	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA , 11.49%,	1,794
500	Parana Banco SA , 2.33%,	2,871
100	Telemar Norte Leste SA , 1.60%,	2,735

		57,378

	Russia — 0.8%
33,000	Surgutneftegas OJSC , 8.53%,	16,608

	TOTAL PREFERRED STOCKS (Cost $78,936)	73,986

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	58
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	123

		181

	TOTAL WARRANTS (Cost $—)	181

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$8,166	With State Street Bank and Trust Co., dated 10/31/11, 0.01%, principal and interest in the amount of $8,166 due 11/1/11 (collateralized by a FNR security with a par value of $9,886 coupon rate of 3.500%, due 5/25/41, market value of $10,193)	$8,166

	TOTAL REPURCHASE AGREEMENT (Cost $8,166)	8,166

TOTAL INVESTMENTS (Cost $2,498,919)[3]	99.2%	$2,134,055
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	17,192

NET ASSETS	100.0%	$2,151,247

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Security is fair valued by management.
[3] Aggregate cost for federal tax purposes was $2,502,187.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

INDUSTRY DIVERSIFICATION

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	16.9%	$362,518
Commercial Banks	16.7	359,525
Metals & Mining	9.9	213,486
Wireless Telecommunication Services	5.4	116,239
Chemicals	4.2	90,268
Electric Utilities	4.1	87,125
Semiconductors & Semiconductor Equipment	3.5	75,873
Machinery	3.5	75,326
Computers & Peripherals	3.1	67,144
Electrical Equipment	3.0	65,466
Diversified Telecommunication Services	2.9	62,394
Real Estate Management & Development	2.2	48,373
Electronic Equipment, Instruments & Components	1.9	41,755
Food Products	1.9	39,952
Tobacco	1.4	31,036
Construction Materials	1.4	30,456
Insurance	1.4	29,150
Automobiles	1.2	26,796
Water and Sewer	1.2	26,593
Communications Equipment	1.2	25,478
Textiles, Apparel & Luxury Goods	1.1	24,482
Distributors	1.0	21,938
Diversified Financial Services	1.0	20,796
Capital Markets	0.8	17,742
Beverages	0.8	16,923
Household Durables	0.8	16,406
Transportation Infrastructure	0.5	10,805
IT Services	0.5	10,601
Thrifts & Mortgage Finance	0.5	10,286
Construction & Engineering	0.5	10,149
Commercial Services & Supplies	0.5	10,007
Auto Components	0.4	8,889
Industrial Conglomerates	0.4	7,988
Paper & Forest Products	0.4	7,683
Air Freight & Logistics	0.3	6,284
Internet & Catalog Retail	0.3	6,221
Media	0.3	5,676
Hotels, Restaurants & Leisure	0.2	4,497
Road & Rail	0.2	3,448
Energy Equipment & Services	0.2	3,205

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

On October 31, 2011, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Containers & Packaging	0.1%	$3,132
Household Products	0.1	2,925
Building Products	0.1	2,842
Pharmaceuticals	0.1	2,800
Software	0.1	2,643
Trading Companies & Distributors	0.1	2,436
Aerospace & Defense	0.1	2,314
Office Electronics	0.1	2,239
Leisure Equipment & Products	0.1	2,104
Real Estate Investment Trusts	0.1	2,093
Airlines	0.1	1,382

TOTAL COMMON STOCKS, PREFERRED STOCKS AND WARRANTS	98.8%	$2,125,889
REPURCHASE AGREEMENTS	0.4	8,166

TOTAL INVESTMENTS	99.2%	$2,134,055

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. The Philadelphia International Small Cap Fund Class IV commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund Class IV commenced operations on June 30, 2011. As of the date hereof, Class I shares have not been issued.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2. In that regard, at October 31, 2011 substantially all foreign equity securities held by the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund were fair valued using valuations provided by an independent valuation service.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at October 31, 2011. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2011.

As of the year ended October 31, 2011, securities with a total value of $245,514,981 and $67,389,448 in the International Portfolio and Philadelphia International Fund respectively transferred from Level 1 to 2 due to substantially all foreign equity securities were fair valued using valuations provided by an independant valuation service.

Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

The following is a summary of the inputs used as of October 31, 2011 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$23,556,517	$—	$—	$23,556,517

Total Agency Notes	23,556,517	—	—	23,556,517

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	43,728,808	—	43,728,808
Federal National Mortgage Association	—	83,768,301	—	83,768,301
Government National Mortgage Association	—	18,605,407	—	18,605,407

Total Mortgage-Backed Securities	—	146,102,516	—	146,102,516

Corporate Notes	—	140,288,705	—	140,288,705
US Treasury Notes/Bonds	33,672,003	—	—	33,672,003
Municipal Bonds	—	8,261,440	—	8,261,440
Repurchase Agreements	—	5,347,847	—	5,347,847
Investment of Security Lending Collateral	17,227,300	—	—	17,227,300

Total Investments	74,455,820	300,000,508	—	374,456,328

Total	$74,455,820	$300,000,508	$—	$374,456,328

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$66,411,896	$35,493	$66,447,389
Germany	—	39,051,852	—	39,051,852
Japan	—	36,725,662	—	36,725,662
France	—	19,722,758	—	19,722,758
Switzerland	—	19,203,615	—	19,203,615

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Netherlands	$203,550	$15,571,630	$—	$15,775,180
Australia	—	14,533,392	—	14,533,392
Norway	—	7,556,138	—	7,556,138
Spain	—	6,642,904	—	6,642,904
Canada	6,475,993	—	—	6,475,993
Singapore	—	6,429,550	—	6,429,550
South Korea	—	4,696,855	—	4,696,855
Sweden	—	4,482,504	—	4,482,504
Bermuda	—	4,307,034	—	4,307,034
China	506,796	3,541,741	—	4,048,537
Italy	—	3,395,362	—	3,395,362
Brazil	3,077,492	—	—	3,077,492
Mexico	2,494,260	—	—	2,494,260
South Africa	—	2,136,917	—	2,136,917

Total Common Stocks	12,758,091	254,409,810	35,493	267,203,394

Repurchase Agreements	—	3,189,741	—	3,189,741
Investment of Security Lending Collateral	21,252,849	—	—	21,252,849

Total Investments	34,010,940	257,599,551	35,493	291,645,984

Total	$34,010,940	$257,599,551	$35,493	$291,645,984

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$20,651,989	$10,824	$20,662,813
Germany	—	12,474,753	—	12,474,753
Japan	—	11,088,218	—	11,088,218
Switzerland	—	5,981,482	—	5,981,482
France	—	5,618,399	—	5,618,399
Netherlands	—	4,614,377	—	4,614,377
Australia	—	4,164,907	—	4,164,907
Norway	—	2,299,797	—	2,299,797
Spain	—	1,988,849	—	1,988,849
Singapore	—	1,859,599	—	1,859,599

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Canada	$1,543,781	$—	$—	$1,543,781
Sweden	—	1,363,754	—	1,363,754
South Korea	—	1,362,742	—	1,362,742
Bermuda	—	1,246,221	—	1,246,221
China	95,549	1,080,223	—	1,175,772
Brazil	908,049	—	—	908,049
Italy	—	876,048	—	876,048
South Africa	—	651,641	—	651,641
Mexico	469,351	—	—	469,351

Total Common Stocks	3,016,730	77,322,999	10,824	80,350,553

Repurchase Agreements	—	3,756,422	—	3,756,422
Investment of Security Lending Collateral	6,265,443	—	—	6,265,443

Total Investments	9,282,173	81,079,421	10,824	90,372,418

Total	$9,282,173	$81,079,421	$10,824	$90,372,418

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$815,542	$—	$815,542
United Kingdom	79,665	518,321	—	597,986
Australia	—	287,260	—	287,260
France	—	149,758	—	149,758
Italy	10,995	122,284	—	133,279
Germany	16,048	104,517	—	120,565
Norway	—	106,880	—	106,880
Switzerland	9,310	71,018	—	80,328
Spain	—	70,088	—	70,088
Singapore	—	68,076	—	68,076
Hong Kong	—	68,040	—	68,040
Sweden	—	62,684	—	62,684
Greece	—	53,904	—	53,904
Austria	—	47,811	—	47,811
Belgium	—	36,427	—	36,427

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Netherlands	$—	$34,984	$—	$34,984
Ireland	9,084	17,825	—	26,909
Denmark	—	23,886	—	23,886
Israel	—	23,379	—	23,379
Cayman Islands	—	23,217	—	23,217
Portugal	—	15,212	—	15,212
New Zealand	—	13,419	—	13,419
Finland	—	9,307	—	9,307
British Virgin Islands	7,477	—	—	7,477
Luxembourg	—	3,230	—	3,230

Total Common Stocks	132,579	2,747,069	—	2,879,648

Preferred Stocks
Germany	—	8,815	—	8,815
Italy	—	2,131	—	2,131

Total Preferred Stocks	—	10,946	—	10,946

Rights
Australia	—	—	0	0

Total Rights	—	—	0	0

Repurchase Agreements	—	22,881	—	22,881

Total Investments	132,579	2,780,896	0	2,913,475

Total	$132,579	$2,780,896	$0	$2,913,475

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$91,139	$258,705	$1,771	$351,615
China	46,120	305,095	0	351,215
Brazil	319,516	—	—	319,516
Taiwan	50,162	252,431	—	302,593
Russia	79,934	98,993	—	178,927
South Africa	51,614	87,848	—	139,462
Poland	8,018	67,498	—	75,516

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Malaysia	$2,833	$63,235	$—	$66,068
Thailand	33,223	21,155	—	54,378
India	37,417	15,511	—	52,928
Turkey	12,528	34,056	—	46,584
Mexico	32,199	—	—	32,199
Hungary	—	28,627	—	28,627
Czech Republic	2,626	22,733	—	25,359
Egypt	2,624	21,885	—	24,509
Philippines	—	2,226	—	2,226

Total Common Stocks	769,953	1,279,998	1,771	2,051,722

Preferred Stocks
Brazil	57,378	—	—	57,378
Russia	—	16,608	—	16,608

Total Preferred Stocks	57,378	16,608	—	73,986

Warrants
Malaysia	181	—	—	181

Total Warrants	181	—	—	181

Repurchase Agreements	—	8,166	—	8,166

Total Investments	827,512	1,304,772	1,771	2,134,055

Total	$827,512	$1,304,772	$1,771	$2,134,055

The following tables include rollforwards of the amounts for the year ended October 31, 2011 for long-term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			October 31,	October 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
United Kingdom	$54,780	$0	$(245)	$(441)	$35,306	$(53,907)	$35,493	$188

Total	$54,780	$0	$(245)	$(441)	$35,306	$(53,907)	$35,493	$188

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			October 31,	October 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
United Kingdom	$10,611	$0	$(46)	$(65)	$10,766	$(10,442)	$10,824	$57

Total	$10,611	$0	$(46)	$(65)	$10,766	$(10,442)	$10,824	$57

Philadelphia International Emerging Markets Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			October 31,	October 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
China	$0	$0	$0	$(6,073)	$6,073	$0	$0	$(6,073)
South Korea	$0	$0	$0	$(480)	$2,251	$0	$1,771	$(480)

Total	$0	$0	$0	$(6,553)	$8,324	$0	$1,771	$(6,553)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Currency Contracts: The International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. Each such Portfolio may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S.dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Portfolio owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to the risk that the counterparty will fail to meet the terms of the contract.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia Inernational Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the year ended October 31, 2011. During the year ended October 31, 2011, the Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve its investment objective and strategies.

Written options are recorded in the Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in the Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio for the year ended October 31, 2011 is included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2011, 82.02% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of October 31, 2011, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2011, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $9,275,257 and $10,883,859 respectively, to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Small Cap Fund are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund may charge purchase premiums and redemption fees on subscriptions or redemptions, respectively. Currently, the Philadelphia International Small Cap Fund assesses purchase premiums and redemption fees of 0.50%; and The Philadelphia International Emerging Markets Fund assesses purchase premiums and redemption fees of 0.80%. A Portfolio may add, modify or discontinue any purchase premium or redemption fee at any time without notice. The purchase premium and redemption fee are paid by the purchasing or redeeming shareholder to and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are retained by the Portfolios and included in proceeds from shares sold or deducted from cost of shares redeemed. For accounts held through Philadelphia International Advisors, LP (“PIA”), if PIA determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day by a different investor, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. PIA may also consider known cash flows out of or into the Portfolio when placing orders for purchases or redemptions of Portfolio shares by these accounts. PIA may also waive all or a portion of the purchase premium and/or redemption fee imposed by the Portfolio when PIA deems it equitable to do so.

It is likely that the purchase premium or redemption fee will not be waived or reduced for purchases and redemptions executed through certain approved brokers and other institutions (collectively “Institutions”) that transmit orders for purchases or redemptions to the Fund. Consequently, accounts held through PIA will tend to benefit more from waivers or reductions of the purchase premium and redemption fee than shareholder accounts held through Institutions.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Institutions will be asked to assess the purchase premium and redemption fee on their client accounts and remit these fees to the Portfolio. The application of the purchase premium and redemption fee may vary among Institutions and certain Institutions may be unable to assess these fees. There are no assurances that the Institutions will properly assess the purchase premium or redemption fee.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

On October 31, 2011, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gain net income through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2015	2016	2017	2018	2019	Unlimited
Tax-Exempt Cash Portfolio	$—	$—	$—	$800	$—	$—
Strategic Equity Portfolio	—	—	3,926,212	—	—	—
Small Cap Equity Portfolio	—	—	3,336,794	—	—	—
Large Cap Value Portfolio	—	—	3,932,802	—	604,968	—
U.S. Emerging Growth Portfolio	—	—	4,339,790	—	—	—
Large Cap 100 Portfolio	—	—	16,014,655	—	—	—
Large Cap Growth Portfolio	—	—	5,828,938	—	—	—
Long/Short Portfolio	3,240,123	404,939	5,227,189	—	—	—
Total Market Portfolio	—	—	1,318,591	10,746,044	—	—
International Portfolio	—	—	75,711,243	—	—	—
Philadelphia International Fund	—	—	85,635,585	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	—	118,181
Philadelphia International Emerging Markets Fund	—	—	—	—	—	60,532

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards:

Government Cash Portfolio	$45
Core Fixed Income Portfolio	$779,042
Strategic Equity Portfolio	$7,736,067
Small Cap Equity Portfolio	$14,990,837
U.S. Emerging Growth Portfolio	$4,355,549
Large Cap 100 Portfolio	$9,524,355
Large Cap Growth Portfolio	$6,245,003
Long/Short Portfolio	$1,000,690
Total Market Portfolio	$2,765,147
International Portfolio	$27,338,622
Philadelphia International Fund	$4,523,596

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. However, the Act is currently effective as of the report date for the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund because their taxable years commenced upon comencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

As of October 31, 2011, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$9,866	$—	$9,866
Tax-Exempt Cash Portfolio	1,231	—	—	431
Core Fixed Income Portfolio	—	981,648	6,401,244	28,276,535
Strategic Equity Portfolio	—	—	—	23,715,335
Small Cap Equity Portfolio	—	3,833	—	17,228,987

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Large Cap Value Portfolio	$—	$579	$—	$(1,483,940)
U.S. Emerging Growth Portfolio	—	—	—	(2,834,676)
Large Cap 100 Portfolio	—	90,752	—	(1,050,866)
Large Cap Growth Portfolio	—	—	—	2,652,522
Long/Short Portfolio	—	—	—	(7,611,937)
Total Market Portfolio	—	24,890	—	(6,193,135)
Secured Options Portfolio	—	2,674,797	6,606,638	9,574,963
International Portfolio	—	223,557	—	(64,692,813)
Philadelphia International Fund	—	84,098	—	(84,640,561)
Philadelphia International Small Cap Fund	—	1,096	—	(557,766)
Philadelphia International Emerging Markets Fund	—	10,591	—	(419,058)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2011, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2011, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Government Cash Portfolio	$—	$118,670	$—	$—
Tax-Exempt Cash Portfolio	60,689	—	—	—
Core Fixed Income Portfolio	—	12,295,516	—	—
Strategic Equity Portfolio	—	1,168,107	—	—
Small Cap Equity Portfolio	—	64,151	—	—
Large Cap Value Portfolio	—	531,696	—	—
Large Cap 100 Portfolio	—	717,124	—	—
Large Cap Growth Portfolio	—	320,756	—	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Total Market Portfolio	$—	$29,993	$—	$—
Secured Options Portfolio	—	1,717,089	2,548,971	—
International Portfolio	—	7,733,015	—	—
Philadelphia International Fund	—	2,327,000	—	—
Philadelphia International Small Cap Fund	—	46,796	—	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the year ended October 31, 2011, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as folllows:

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$702,001	$(702,001)	$—
Strategic Equity Portfolio	(34,288)	39,705	(5,417)
Small Cap Equity Portfolio	42,869	—	(42,869)
Large Cap Value Portfolio	(4,632)	9,902	(5,270)
U.S. Emerging Growth Portfolio	44,159	—	(44,159)
Large Cap Growth Portfolio	(12,470)	56,269	(43,799)
Long/Short Portfolio	80,961	5,024	(85,985)
Total Market Portfolio	3,339	2,736	(6,075)
Secured Options Portfolio	1,730,313	(1,730,313)	—
International Portfolio	(384,426)	384,426	—
Philadelphia International Fund	(94,305)	94,305	—
Philadelphia International Small Cap Fund	8,443	(8,443)	—
Philadelphia International Emerging Markets Fund	(12,596)	12,596	—

As of October 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$21,313,163	$419,519	$20,893,644
Strategic Equity Portfolio	32,008,160	4,366,613	27,641,547
Small Cap Equity Portfolio	27,894,523	7,332,575	20,561,948
Large Cap Value Portfolio	5,094,266	2,041,015	3,053,251
U.S. Emerging Growth Portfolio	2,449,478	944,364	1,505,114
Large Cap 100 Portfolio	16,593,672	1,720,635	14,873,037
Large Cap Growth Portfolio	9,571,872	1,090,412	8,481,460

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Appreciation	Depreciation	Net
Long/Short Portfolio	$2,218,136	$957,824	$1,260,312
Total Market Portfolio	8,078,834	2,232,226	5,846,608
Secured Options Portfolio	2,396,801	2,103,273	293,528
International Portfolio	34,245,227	23,504,219	10,741,008
Philadelphia International Fund	7,115,728	6,220,109	895,619
Philadelphia International Small Cap Fund	70,238	510,812	(440,574)
Philadelphia International Emerging Markets Fund	30,597	398,729	(368,132)

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio for the year ended October 31, 2011, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2010	1,096	$2,943,749
Options written	40,954	109,795,842
Options terminated in closing purchase transactions	(17,649)	(57,215,771)
Options expired	(21,226)	(49,000,223)

Options outstanding at October 31, 2011	3,175	$6,523,597

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2011 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives,

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased[1]	$99,980,000	$99,980,000

Total Value	$99,980,000	$99,980,000

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(5,258,375)	$(5,258,375)

Total Value	$(5,258,375)	$(5,258,375)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[3]	$593,326	$593,326
Options Written[4]	9,660,303	9,660,303

Total Realized Gain (Loss)	$10,253,629	$10,253,629

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Purchased[5]	$(3,545)	$(3,545)
Options Written[6]	775,508	775,508

Total Change in Appreciation (Depreciation)	$771,963	$771,963

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Number of Contracts, Notional Amounts or Shares/Units7

	Equity
	Contracts
	Risk	Total
Options Purchased	191,000	191,000
Options Written	(219,558)	(219,558)

Additional disclosure about the Secured Options Portfolio’s use of options is provided above under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the year ended October 31, 2011.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio and Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average daily net assets. No management fees were waived for the fiscal year October 31, 2011. The Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund each pay PIA management fees at the annual rate of 0.65% and 0.60% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.10% of Philadelphia International Small Cap Fund-Class IV average daily net assets, and 1.25% of Philadelphia International Emerging Markets Fund-Class IV average daily net assets. PIA has agreed to these waivers and/or reimbursements until at least October 31, 2012, which are included under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Emerging Markets Fund and the Class IV shares of the Philadelphia International Small Cap Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the fiscal year ended October 31, 2011, Glenmede Trust waived $361,945 shareholder servicing fees it earned from the Government Cash Portfolio and $242,959 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $29,755 of expenses to the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance Officer resigned from her position of Senior Director at State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time, the compliance support services, previously provided by State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $39,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Expenses for the year ended October 31, 2011 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the year ended October 31, 2011, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$85,690,370	$144,436,184
Strategic Equity Portfolio	83,345,635	94,402,153
Small Cap Equity Portfolio	210,696,367	134,767,042
Large Cap Value Portfolio	164,257,673	122,804,747
U.S. Emerging Growth Portfolio	31,293,014	32,303,417
Large Cap 100 Portfolio	96,755,726	100,431,384
Large Cap Growth Portfolio	78,827,305	69,381,077
Long/Short Portfolio	25,460,038	25,172,845
Total Market Portfolio	75,638,392	71,259,969
Secured Options Portfolio	575,623,749	474,889,425
International Portfolio	136,231,341	222,273,606
Philadelphia International Fund	47,899,169	61,661,786
Philadelphia International Small Cap Fund	4,312,201	869,864
Philadelphia International Emerging Markets Fund	2,974,695	416,370

For the year ended October 31, 2011, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$151,097,360	$129,154,960

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/11	10/31/10
Government Cash Portfolio:
Sold	$4,891,684,699	$3,777,723,185
Issued as reinvestment of dividends	516	2,458
Redeemed	(4,827,824,728)	(3,806,617,066)

Net increase (decrease)	$63,860,487	$(28,891,423)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended	Year Ended
	10/31/11	10/31/10
Tax-Exempt Cash Portfolio:
Sold	$2,683,403,864	$2,136,469,928
Redeemed	(2,648,725,936)	(2,201,704,906)

Net increase (decrease)	$34,677,928	$(65,234,978)

	Year Ended		Year Ended
	10/31/11		10/31/10
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	5,682,901	$65,243,302	9,547,500	$108,674,685
Issued as reinvestment of dividends	63,491	727,192	275,492	3,106,236
Redeemed	(8,813,432)	(100,314,415)	(6,887,012)	(78,695,622)

Net increase (decrease)	(3,067,040)	$(34,343,921)	2,935,980	$33,085,299

Strategic Equity Portfolio:
Sold	1,572,421	$27,564,469	2,052,359	$31,583,000
Issued as reinvestment of dividends	4,357	75,996	4,257	66,210
Redeemed	(2,212,074)	(39,222,034)	(1,731,115)	(26,722,192)

Net increase (decrease)	(635,296)	$(11,581,569)	325,501	$4,927,018

Small Cap Equity Portfolio (Advisor Class):
Sold	7,371,117	$127,723,966	2,126,030	$28,158,031
Issued as reinvestment of dividends	2,458	36,225	2,776	38,866
Redeemed	(3,098,558)	(51,333,356)	(2,307,919)	(30,346,017)

Net increase (decrease)	4,275,017	$76,426,835	(179,113)	$(2,149,120)

Small Cap Equity Portfolio (Institutional Class):
Sold	17,572	$322,313	—	$—
Issued as reinvestment of dividends	4	59	0 [1]	1
Redeemed	(3,150)	(49,490)	—	—

Net increase	14,426	$272,882	—	$1

Large Cap Value Portfolio:
Sold	7,951,647	$80,994,566	2,027,044	$18,056,672
Issued as reinvestment of dividends	19,282	184,531	8,579	75,311
Redeemed	(3,881,036)	(39,444,073)	(1,582,465)	(14,015,200)

Net increase	4,089,893	$41,735,024	453,158	$4,116,783

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/11		10/31/10
	Shares	Amount	Shares	Amount
U.S. Emerging Growth Portfolio:
Sold	605,524	$4,232,246	561,527	$2,929,196
Issued as reinvestment of dividends	—	—	514	2,608
Redeemed	(772,199)	(5,184,885)	(1,790,605)	(9,789,545)

Net decrease	(166,675)	$(952,639)	(1,228,564)	$(6,857,741)

Large Cap 100 Portfolio:
Sold	1,370,224	$17,271,413	769,751	$8,081,519
Issued as reinvestment of dividends	1,903	23,899	1,918	20,398
Redeemed	(1,673,952)	(20,855,621)	(2,669,013)	(28,269,837)

Net decrease	(301,825)	$(3,560,309)	(1,897,344)	$(20,167,920)

Large Cap Growth Portfolio:
Sold	1,671,219	$22,961,335	772,113	$8,421,124
Issued as reinvestment of dividends	1,827	24,435	1,833	20,246
Redeemed	(1,006,116)	(13,383,723)	(1,217,683)	(13,713,478)

Net increase (decrease)	666,930	$9,602,047	(443,737)	$(5,272,108)

Long/Short Portfolio:
Sold	897,118	$7,941,459	334,351	$2,756,907
Redeemed	(626,475)	(5,484,351)	(1,151,912)	(9,578,148)

Net increase (decrease)	270,643	$2,457,108	(817,561)	$(6,821,241)

Total Market Portfolio:
Sold	1,850,633	$17,169,999	2,195,350	$16,826,152
Issued as reinvestment of dividends	356	3,116	278	2,145
Redeemed	(1,415,448)	(12,767,612)	(1,019,940)	(7,833,353)

Net increase	435,541	$4,405,503	1,175,688	$8,994,944

Secured Options Portfolio[2]:
Sold	12,682,881	$151,885,486	9,803,916	$108,753,798
Issued as reinvestment of dividends	367,447	4,266,060	—	—
Redeemed	(1,403,861)	(16,517,255)	(27,324)	(307,310)

Net increase	11,646,467	$139,634,291	9,776,592	$108,446,488

International Portfolio:
Sold	1,624,255	$21,818,751	2,307,052	$28,710,991
Issued as reinvestment of dividends	26,882	360,454	31,774	384,828
Redeemed	(8,250,259)	(111,643,145)	(5,062,618)	(61,967,955)

Net decrease	(6,599,122)	$(89,463,940)	(2,723,792)	$(32,872,136)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/11		10/31/10
	Shares	Amount	Shares	Amount
Philadelphia International Fund:
Sold	1,874,328	$22,850,329	1,505,945	$16,950,952
Issued as reinvestment of dividends	144,906	1,749,145	200,783	2,207,723
Redeemed	(3,143,994)	(38,001,715)	(2,674,537)	(29,570,872)

Net decrease	(1,124,760)	$(13,402,241)	(967,809)	$(10,412,197)

Philadelphia International Small Cap Fund (Class IV)[3]:
Sold	350,499	$3,480,579	—	$—
Issued as reinvestment of dividends	5,085	40,016	—	—
Redeemed	(4,154)	(39,207)	—	—

Net increase	351,430	$3,481,388	—	$—

Philadelphia International Emerging Markets Fund (Class IV)[4]:
Sold	254,721	$2,570,304	—	$—

Net increase	254,721	$2,570,304	—	$—

1 Rounds to less than 1 share.

2 The Secured Options Portfolio commenced operations on June 30, 2010.

3 The Philadelphia International Small Cap Fund commenced operations on May 31, 2011.

4 The Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

For the period from commencement of operations through October 31, 2011, the Philadelphia International Small Cap Fund did not receive purchase premiums or redemtion fees and the Philadelphia International Emerging Markets Fund received $20,562 in purchase premiums and did not receive redemption fees. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above.

As of October 31, 2011, with the exception of the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of the Portfolios as of October 31, 2011. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	1	12
Core Fixed Income Portfolio	1	19

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Small Cap Equity Portfolio (Advisor Class)	1	52
Small Cap Equity Portfolio (Institutional Class)	1	99
Large Cap Value Portfolio	1	35
Long/Short Portfolio	1	14
Total Market Portfolio	1	11
Secured Options Portfolio	1	21
International Portfolio	2	38
Philadelphia International Fund	8	81
Philadelphia International Small Cap Fund	4	93
Philadelphia International Emerging Markets Fund	5	78

6.	Lending of Portfolio Securities

As of October 31, 2011, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$5,145,597		$5,250,000		0.70
Core Fixed Income Portfolio	16,876,943		17,227,300		4.46
Strategic Equity Portfolio	6,493,738		6,630,547		4.02
Small Cap Equity Portfolio	39,871,246		40,873,283		15.23
Large Cap Value Portfolio	1,697,604		1,733,979		1.84
U.S. Emerging Growth Portfolio	4,589,256		4,720,597		19.61
Large Cap 100 Portfolio	4,835,918		4,961,915		5.03
Long/Short Portfolio	4,232,673		4,342,237		15.40
Total Market Portfolio	12,669,828	*	13,270,249	**	19.56
International Portfolio	20,151,574		21,252,849		6.87
Philadelphia International Fund	5,943,106		6,265,443		6.47

* The market value of loaned securities for the financing of short sales was $10,339,167.

** The market value of collateral used for the financing of short sales was $10,883,859.

7.	Recently Issued Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

8.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2011 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. Effective January 1, 2012, the annual fee for each Board Member will increase from $39,000 to $45,000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund, (constituting The Glenmede Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2011, the results of each of their operations and of cash flows for the year or period then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$145,443,891	$33,263,249
Cash	2,839,495	298,234
Receivable for fund shares sold	152,629	93,700
Interest receivable	1,830,924	416,245
Prepaid expenses	5,256	1,306

Total assets	150,272,195	34,072,734

Liabilities:
Payable for securities purchased	2,289,560	—
Payable for fund shares redeemed	51,000	100,378
Payable for Trustees’ fees	3,671	970
Accrued expenses	63,183	14,638

Total liabilities	2,407,414	115,986

Net Assets	$147,864,781	$33,956,748

Net Assets consist of:
Par value ($0.001 of shares outstanding)	13,504	3,194
Paid-in capital in excess of par value	142,723,965	32,673,387
Undistributed net investment income	284,334	66,841
Accumulated net realized gain from investment transactions	76,747	50,326
Net unrealized appreciation on investments	4,766,231	1,163,000

Total Net Assets	147,864,781	33,956,748

Shares Outstanding	13,504,090	3,194,198

Net Asset Value Per Share	$10.95	$10.63

[1] Investment at cost	$140,677,660	$32,100,249

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2011

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$3,760,771	$921,129

Total investment income	3,760,771	921,129

Expenses:
Administration, transfer agent and custody fees	96,511	34,155
Professional fees	33,120	6,828
Shareholder report expenses	9,394	2,350
Shareholder servicing fees	209,567	51,902
Trustees’ fees and expenses	6,157	1,579
Registration and filing fees	3,290	2,890
Other expenses	17,506	4,253

Total expenses	375,545	103,957

Net investment income	3,385,226	817,172

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	78,216	53,401

Net change in unrealized gain (loss) of:
Investments	(449,644)	(292,694)

Net realized and unrealized loss	(371,428)	(239,293)

Net increase in net assets resulting from operations	$3,013,798	$577,879

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2011

		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,385,226	$817,172
Net realized gain on:
Investment transactions	78,216	53,401
Net change in unrealized loss of:
Investments	(449,644)	(292,694)

Net increase in net assets resulting from operations	3,013,798	577,879
Distributions to shareholders from:
Net investment income	(3,380,287)	(823,058)
Net realized gain on investments	(27,068)	(78,097)
Net increase (decrease) in net assets from capital share transactions	3,148,929	(2,263,205)

Net increase (decrease) in net assets	2,755,372	(2,586,481)

NET ASSETS:
Beginning of year	145,109,409	36,543,229

End of year	$147,864,781	$33,956,748

Undistributed net investment income included in net assets at end of year	$284,334	$66,841

For the Year Ended October 31, 2010
		New
	Muni	Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,107,435	$860,790
Net realized gain on:
Investment transactions	265,644	81,062
Net change in unrealized gain of:
Investments	2,983,896	827,280

Net increase in net assets resulting from operations	6,356,975	1,769,132
Distributions to shareholders from:
Net investment income	(3,036,517)	(848,498)
Net increase in net assets from capital share transactions	28,230,811	3,745,535

Net increase in net assets	31,551,269	4,666,169

NET ASSETS:
Beginning of year	113,558,140	31,877,060

End of year	$145,109,409	$36,543,229

Undistributed net investment income included in net assets at end of year	$279,395	$72,727

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2011	2010	2009	2008[1]	2007

Net asset value, beginning of year	$10.96	$10.69	$10.05	$10.35	$10.39

Income from investment operations:
Net investment income	0.26	0.25	0.28	0.37	0.37
Net realized and unrealized gain (loss) on investments	(0.01)	0.26	0.65	(0.33)	(0.03)

Total from investment operations	0.25	0.51	0.93	0.04	0.34

Distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.29)	(0.34)	(0.38)
Net realized capital gains	(0.00)[2]	—	—	—	—

Total distributions	(0.26)	(0.24)	(0.29)	(0.34)	(0.38)

Net asset value, end of year	$10.95	$10.96	$10.69	$10.05	$10.35

Total return	2.37%	4.85%	9.40%	0.38%	3.36%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$147,865	$145,109	$113,558	$42,175	$22,584
Ratio of operating expenses before reimbursements to net assets	0.27%	0.28%	0.31%	0.32%	0.39%
Ratio of operating expenses after reimbursements to average net assets	0.27%	0.28%	0.31%	0.29%	0.30%
Ratio of net investment income to average net assets	2.42%	2.27%	2.62%	3.55%	3.56%
Portfolio turnover rate	10%	20%	32%	38%	18%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Years Ended October 31,
	2011	2010	2009[1]	2008[1]	2007

Net asset value, beginning of year	$10.72	$10.44	$9.93	$10.20	$10.25

Income from investment operations:
Net investment income	0.25	0.25	0.29	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.07)	0.28	0.53	(0.28)	(0.02)

Total from investment operations	0.18	0.53	0.82	0.10	0.35

Distributions to shareholders from:
Net investment income	(0.25)	(0.25)	(0.31)	(0.37)	(0.39)
Net realized capital gains	(0.02)	—	—	—	(0.01)

Total distributions	(0.27)	(0.25)	(0.31)	(0.37)	(0.40)

Net asset value, end of year	$10.63	$10.72	$10.44	$9.93	$10.20

Total return	1.76%	5.17%	8.35%	0.95%	3.46%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$33,957	$36,543	$31,877	$17,506	$15,485
Ratio of operating expenses before reimbursements to net assets	0.30%	0.32%	0.37%	0.38%	0.57%
Ratio of operating expenses after reimbursements to average net assets	0.30%	0.32%	0.37%	0.34%	0.32%
Ratio of net investment income to average net assets	2.36%	2.42%	2.84%	3.69%	3.61%
Portfolio turnover rate	11%	14%	16%	22%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — 98.4%

	Colorado — 1.5%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.000% due 12/1/18	$2,192,820

	Connecticut — 1.4%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.000% due 1/1/15	2,028,672

	Florida — 7.9%
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.000% due 1/1/14	2,186,400
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series D,
	5.000% due 6/1/24	2,310,240
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.500% due 1/15/13	1,395,838
2,550,000	Palm Beach County, Florida, Public Improvement Revenue,
	5.000% due 11/1/26	2,793,704
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.500% due 3/1/14	1,527,302
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured), Prerefunded 10/1/10 @ 100,
	5.250% due 12/1/14	1,453,457

		11,666,941

	Georgia — 3.3%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.000% due 4/1/19	2,066,568
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.000% due 8/1/18	1,579,092
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.000% due 6/1/13	1,256,520

		4,902,180

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 3.0%
$3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.000% due 1/1/26	$3,652,320
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.250% due 10/1/15	738,925

		4,391,245

	Indiana — 0.6%
780,000	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, (AGMC Insured),
	5.000% due 2/1/18	906,165

	Kentucky — 2.3%
3,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A,
	5.000% due 8/1/19	3,482,430

	Maryland — 1.4%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/17	2,090,772

	Massachusetts — 1.6%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,354,940

	Nebraska — 1.5%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.000% due 7/1/16	2,210,050

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New York — 5.3%
$1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	$1,909,361
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,390,320
4,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.250% due 11/15/17	4,591,213

		7,890,894

	North Carolina — 0.7%
1,000,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.000% due 6/1/13	1,070,270

	Ohio — 5.8%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.250% due 1/1/19	1,789,928
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.000% due 3/15/13	1,061,430
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.500% due 11/1/13	769,272
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,284,800
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.000% due 11/1/16	1,075,000
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.000% due 6/15/13	1,606,335

		8,586,765

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 25.0%
$200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.000% due 3/1/17	$217,166
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.500% due 11/1/29	1,935,994
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.000% due 10/1/17	558,120
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	298,942
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), Prerefunded 5/15/13 @ 100,
	5.000% due 5/15/16	534,570
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.000% due 11/1/20	586,545
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	348,780
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.000% due 5/1/25	442,340
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16	228,511
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.250% due 7/1/16	307,937
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured),
	5.250% due 1/1/12	752,865
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.500% due 8/1/18	292,165
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	544,994
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 9/1/20	1,121,040

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.000% due 4/1/17	$378,349
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,104,123
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.000% due 3/1/20	396,998
5,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.000% due 4/1/12	5,120
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	702,018
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	560,575
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.000% due 6/1/16	1,358,685
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.500% due 11/15/24	494,708
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	275,962
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,683,915
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.000% due 11/15/17	283,472
125,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.200% due 11/1/13	131,540
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	535,225

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	$878,370
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.000% due 6/1/18	754,740
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured),
	5.000% due 2/15/15	1,117,970
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.000% due 3/1/16	1,714,005
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.250% due 6/1/24	1,856,997
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.250% due 12/1/14	60,241
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.000% due 12/1/17	280,430
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.250% due 7/1/14	1,119,710
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.000% due 7/1/15	86,106
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.000% due 8/1/16	876,390
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.000% due 7/1/15	278,400
3,000,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Series D,
	5.000% due 7/1/28	3,157,230
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured),
	5.250% due 11/15/18	263,810

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.000% due 9/1/17	$1,701,720
70,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.200% due 1/15/13	72,648
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.000% due 2/15/20	2,895,224
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.500% due 9/15/39	1,625,340
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.375% due 4/1/14	255,045
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGMC Insured),
	5.250% due 8/15/25	1,653,228
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.500% due 5/1/15	252,938

		36,981,201

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.000% due 7/1/34	111,396

	South Carolina — 3.7%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,756,475
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.250% due 1/1/22	2,747,475

		5,503,950

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Tennessee — 4.6%
$4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.000% due 7/1/19	$5,498,610
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,239,830

		6,738,440

	Texas — 19.9%
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.000% due 2/15/14	3,024,825
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured), Prerefunded 3/1/16 @ 100,
	5.000% due 3/1/16	3,274,950
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.250% due 5/15/17	2,812,526
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.250% due 2/15/14	1,181,119
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, Prerefunded 2/15/12 @ 100,
	5.000% due 2/15/15	1,520,730
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.000% due 8/1/14	1,114,350
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.000% due 2/15/14	494,181
2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.000% due 2/1/21	3,290,524
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,023,880
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	807,328
2,615,000	Tarrant Regional Water District, Revenue Bonds, (FGIC Insured),
	4.450% due 3/1/23	2,760,839

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.000% due 2/1/13	$1,515,633
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	523,305
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.000% due 8/1/23	2,991,898
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	2,033,727

		29,369,815

	Virginia — 2.2%
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.000% due 9/1/13	1,624,170
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.000% due 8/1/13	1,615,800

		3,239,970

	Washington — 6.6%
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG),
	5.000% due 1/1/21	1,097,400
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,261,220
2,000,000	Seattle, WA, Drain & Wastewater Revenue, (NPFG Insured),
	4.375% due 2/1/26	2,073,460
495,000	Washington State, General Obligation Limited, Prerefunded, 1/1/12 @ 100, (NPFG Insured),
	5.000% due 1/1/15	498,955

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)
Washington — (Continued)

$915,000	Washington State, General Obligation Limited, Unrefunded, (NPFG Insured),
5.000% due 1/1/15	$921,890
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
5.000% due 12/1/15	2,872,050

9,724,975

TOTAL MUNICIPAL BONDS (Cost $140,677,660)	145,443,891

TOTAL INVESTMENTS (Cost $140,677,660)[1]	98.4%	$145,443,891
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	2,420,890

NET ASSETS	100.0%	$147,864,781

* Percentages indicated are based on net assets.
[1] Aggregate cost for federal tax purposes was $140,677,660.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

CREDIT QUALITY

On October 31, 2011, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	14.1%	$21,104,472
Aa1	34.6	51,314,777
Aa2	22.4	33,097,903
Aa3	17.9	26,048,431
A1	2.0	2,931,745
A2	0.8	1,295,814
S&P’S CREDIT RATING:
AAA	0.1	131,540
AA-	2.9	4,403,804
AA	0.9	1,256,520
A+	0.2	275,963
A-	0.2	217,166
A	1.3	1,935,994
*NOT RATED	1.0	1,429,762

TOTAL MUNICIPAL BONDS	98.4%	$145,443,891

TOTAL INVESTMENTS	98.4%	$145,443,891

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — 98.0%

	Delaware — 3.2%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.000% due 1/1/17[1]	$545,151
500,000	5.000% due 1/1/19[1]	536,865

		1,082,016

	New Jersey — 93.1%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.000% due 2/1/16	524,920
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.500% due 12/15/19	569,010
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.000% due 10/15/14	546,350
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.750% due 1/1/16	339,082
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.750% due 12/15/13	105,999
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.000% due 2/15/18	505,996
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.000% due 5/1/13	133,604
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.000% due 8/1/18	408,877
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.500% due 10/1/14	328,560
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.500% due 10/1/23	269,150
250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.000% due 4/1/20	274,045
655,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.800% due 11/1/21	757,547
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.000% due 4/1/16	275,668

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.000% due 3/1/13	$238,217
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.000% due 4/1/16	489,413
500,000	Mercer County, NJ, Improvement Authority Revenue, Refunding, (County Guaranteed),
	5.000% due 9/1/18	587,320
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.000% due 9/15/17	290,300
330,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.125% due 12/15/27	367,049
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.000% due 8/1/16	335,220
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.000% due 2/1/15	174,965
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.250% due 12/1/16	106,382
	Morris County, NJ, General Obligation Unlimited:
500,000	5.000% due 2/1/15	524,795
400,000	5.000% due 9/15/22	476,452
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.000% due 12/1/13	20,072
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.000% due 8/15/14	439,094
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.250% due 6/15/14	424,588
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.000% due 9/1/21	436,084
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.000% due 10/15/16	412,135

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.000% due 3/1/18	$482,377
	New Jersey Environmental Infrastructure Trust Revenue, Series A:
340,000	4.000% due 9/1/19	383,615
325,000	5.250% due 9/1/19	392,301
500,000	4.000% due 9/1/23	540,720
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.000% due 7/1/16	275,968
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.750% due 7/1/23	432,084
300,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity,
	5.250% due 7/1/15	344,850
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.000% due 3/1/17	75,560
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.000% due 6/15/16	205,896
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.000% due 7/1/19	277,922
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.250% due 7/1/20	432,192
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.000% due 7/1/32	688,290
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.000% due 7/1/18	975,077

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$205,000	New Jersey State Educational Facilities Authority Revenue, Princeton University,
	5.000% due 7/1/14	$228,883
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	485,280
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.000% due 9/1/14	544,675
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.250% due 7/1/17	572,640
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.000% due 9/1/16	548,285
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.000% due 7/1/17	270,710
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.250% due 7/1/20	413,092
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (AGMC Insured),
	5.750% due 11/1/11	165,000
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	103,740
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.500% due 12/15/15	459,020
400,000	5.500% due 12/15/16	460,628
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.250% due 6/15/17	403,119
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.000% due 6/15/17	277,358
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.500% due 6/15/13	108,241

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.250% due 6/15/14	$613,580
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured), Escrowed to Maturity,
	6.000% due 1/1/14	401,285
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.000% due 1/1/17	454,616
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.250% due 7/1/14	768,901
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.500% due 7/15/14	488,296
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.500% due 1/1/16	346,985
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.000% due 1/1/37	437,100
580,000	Northern Highlands, NJ, Regional High School District, General Obligation Unlimited, Refunding,
	4.000% due 6/15/18	663,479
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
150,000	5.000% due 4/1/12	152,844
710,000	5.000% due 4/1/16	813,021
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.000% due 10/15/16	666,978
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.000% due 2/1/18	621,489
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.000% due 6/1/37	310,029
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.750% due 6/1/39	368,557
225,000	7.000% due 6/1/41	248,387
610,000	6.250% due 6/1/43	666,296

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2011

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$400,000	Union County, NJ, General Obligation Unlimited,
	5.000% due 3/1/16	$461,608
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.000% due 3/1/17	507,970
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.000% due 2/1/15	523,020
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.000% due 9/15/15	616,853
500,000	Woodbridge Township, NJ, General Obligation Unlimited, Refunding,
	5.000% due 7/15/24	556,950

		31,596,661

	Pennsylvania — 1.7%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.250% due 7/1/16[1]	462,335
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.000% due 7/1/13[1]	122,237

		584,572

	TOTAL MUNICIPAL BONDS (Cost $32,100,249)	33,263,249

TOTAL INVESTMENTS (Cost $32,100,249)[2]	98.0%	$33,263,249
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	693,499

NET ASSETS	100.0%	$33,956,748

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $32,100,249.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2011

CREDIT QUALITY

On October 31, 2011, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	22.5%	$7,638,538
Aa1	5.9	2,032,668
Aa2	13.8	4,668,442
Aa3	14.8	5,062,756
A1	18.5	6,245,831
A2	5.3	1,772,754
A3	2.3	801,601
S&P’S CREDIT RATING:
AAA	2.0	663,479
AA+	5.1	1,736,500
AA-	2.9	994,050
A+	1.5	505,025
*NOT RATED	3.4	1,141,605

TOTAL MUNICIPAL BONDS	98.0%	$33,263,249

TOTAL INVESTMENTS	98.0%	$33,263,249

*	All securities that are not rated are deemed to be at least equivalent to A rating by the Investment Advisor.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2011, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The New Jersey Muni Portfolio is classified as non-diversified and the Muni Intermediate Portfolio is classified as diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2011. For the year ended October 31, 2011, there were no transfers between Level 1 and 2.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each of the Portfolios’ federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending October 31, 2012. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

As of October 31, 2011, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$284,334	$—	$76,747	$5,127,312
New Jersey Muni Portfolio	66,841	—	50,326	1,280,167

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2011, Muni Intermediate Portfolio’s and New Jersey Muni Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2011, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income*	Gains	Capital
Muni Intermediate Portfolio	$3,380,071	$216	$27,068	$—
New Jersey Muni Portfolio	823,058	—	78,097	—

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. Until December 20, 2010, State Street was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. Effective December 20, 2010, the Fund’s Chief Compliance Officer resigned from her position as Senior Director of State Street and became a Managing Director of Foreside Compliance Services, LLC. At that time the

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

compliance support services, previously provided by State Street, were assigned to Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2011 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the year ended October 31, 2011, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$18,496,793	$13,109,327
New Jersey Muni Portfolio	3,659,841	5,571,132

As of October 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$4,982,057	$215,826	$4,766,231
New Jersey Muni Portfolio	1,177,254	14,254	1,163,000

4.	Shares of Beneficial Interest

As of October 31, 2011, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/11		10/31/10
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	4,616,562	$50,147,936	5,372,804	$58,208,549
Issued as reinvestment of dividends	2,528	27,068	—	—
Redeemed	(4,356,630)	(47,026,075)	(2,755,567)	(29,977,738)

Net increase	262,460	$3,148,929	2,617,237	$28,230,811

New Jersey Muni Portfolio:
Sold	406,441	$4,298,791	974,784	$10,315,644
Issued as reinvestment of dividends	7,444	78,097	—	—
Redeemed	(629,423)	(6,640,093)	(618,947)	(6,570,109)

Net increase (decrease)	(215,538)	$(2,263,205)	355,837	$3,745,535

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The Board of Trustees changed the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“PennsylvaniaObligations”) to investing in municipal obligations of any state, territory andpossession of the U.S. This change was initiated in March 2009. As of October 31,2011, Pennsylvania Obligations represented 25% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislative amendments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

6.	Recently Issued Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

7.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2011, through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there are no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2011, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2011

Of the ordinary distributions made during the fiscal year ended October 31, 2011, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	75.66%
Core Fixed Income Portfolio	49.11%

Of the ordinary distributions made during the fiscal year ended October 31, 2011, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolo	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2011, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Large Cap Value Portfolio	100.00%
Large Cap 100 Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total	Per Share
International Portfolio	$947,171	$0.04
Philadelphia International Fund	259,990	0.03
Philadelphia International Small Cap Fund	3,199	0.01
Philadelphia International Emerging Markets Fund	2,603	0.01

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2011) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Secured Options Portfolio	$2,548,971

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2011

Qualified dividend income (“QDI”) received through October 31, 2011, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$1,168,107
Small Cap Equity Portfolio	64,151
Large Cap Value Portfolio	531,696
Large Cap 100 Portfolio	717,124
Large Cap Growth Portfolio	320,756
Total Market Portfolio	29,993
International Portfolio	6,972,611
Philadelphia International Fund	1,977,615
Philadelphia International Small Cap Fund	46,796

Qualified interest income (“QII”) received through October 31, 2011, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 871 (k) are as follows:

Core Fixed Income Portfolio	8.63%
Government Cash Portfolio	0.00%

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2011

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2011, 100% is tax-exempt for regular Federal income taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2011, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2011) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

Muni Intermediate Portfolio	$27,068
New Jersey Muni Portfolio	$78,097

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D Age: 55	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (since 1980).	18	None

William L. Cobb, Jr. Age: 64	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair (since 2008) and Member (until 2008), Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	18	None

Gail E. Keppler Age: 65	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	18	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

Francis J. Palamara Age: 86	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	18	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 68	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Monell Chemical Senses Center, Thomas Harrison Skelton Foundation and The Catherwood Foundation; Board Member, Fellow and Finance Committee Chairperson, College of Physicians of Philadelphia.	18	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person” of the Funds because of his past affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 69	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director, The Glenmede Corporation, Director, Member of the Relationship Oversight Committee, Executive Committee, Private Equity/Real Estate Advisory Committee, and Chairman of the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	18	None

Harry Wong(2) Age: 63	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Managing Director, Knight Capital Americas, LP, an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (since 2003); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	18	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person” of the Funds because of his past affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 60	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 45	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 1200 Philadelphia, PA 19103-6996 Age: 52	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

David James 4 Copley Place, Boston, MA 02116 Age: 40	Assistant Secretary of the Funds since December 2011.	Vice President and Managing Counsel, State Street Bank and Trust Company (2009-present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006-2009).

Daniel E. Shea 200 Clarendon Street Boston, MA 02116 Age: 49	Assistant Treasurer of the Funds since February 2011.*	Vice President, State Street Bank and Trust Company (since 2007); Director, Investors Bank & Trust Company (prior to merger with State Street) (2005-2007).

Donna M. Rogers 10 High Street Boston, MA 02116 Age: 45	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Compliance Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 16, 2011, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds (with the exception of the Investment Advisory Agreements with Philadelphia International Advisors LP (“PIA”) for the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund which will be considered for renewal in 2012) and the Sub-Investment Advisory Agreement for the International Portfolio.

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the Portfolios (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees present who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Thomson Reuters Inc. (“Thomson Reuters”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor’s and PIA’s services provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information,

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

insurance coverage and Forms ADV; (iv) their investment philosophies and processes; (v) their assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the voluntary fee waiver in effect for the Philadelphia International Fund and the contractual fee and expense waivers for the Long/Short Portfolio and Total Market Portfolio; (ix) the advisory fee arrangements with their other similarly managed clients; (x) their compliance processes and conflicts of interest assessments; (xi) their profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors/Trustees discussed the written materials, the Advisor’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees present, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios, the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the Philadelphia International Fund; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the advisory fee for each Portfolio that pays an advisory fee, with the exception of the Total Market Portfolio, is below the median and average advisory fees paid by comparable funds in their respective Thomson Reuters’ peer group; the advisory fee for the Total Market Portfolio is slightly higher than the average and median peer group advisory fees, but below the highest peer group advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund clients and the Advisor’s and PIA’s similarly-managed separate account clients, considering that the mutual funds involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Portfolios may invest.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each existing Portfolio, with the exception of the Government Cash Portfolio, are below the average and/or median expenses paid by comparable funds in their respective Thomson Reuters’ peer group; the expense ratio for the Government Cash Portfolio is slightly higher than the average and median peer group expense ratio, but is below the highest peer group expense ratio; the performance of the Portfolios

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each Portfolio to its respective benchmark index and peer group.

The Boards also concluded that the profit to Advisor for advisory services and Glenmede Trust for shareholder servicing seem reasonable; the profit to PIA for advisory and sub-advisory services seem reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Glenmede Fund Board noted that Glenmede Trust, from time to time, voluntarily waives a portion of its shareholder servicing fees with respect to the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent each such Portfolio from experiencing a negative yield. The Boards noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the International Portfolio or its shareholders, and therefore has no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103

Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Auditors
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

Investment Advisor
(for Philadelphia International Fund,
Philadelphia International Small
Cap Fund, and
Philadelphia International Emerging
Markets Fund)

Investment Sub-Advisor
(for International Portfolio)
Philadelphia International Advisors LP
One Liberty Place
1650 Market Street, Suite 1400
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2011, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2011, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,619 and $41,600 for the fiscal years ended October 31, 2010 and October 31, 2011, respectively.

(b)	Audit-Related Fees — There were no fees billed for the fiscal years ended October 31, 2010 and October 31, 2011 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $7,268 and $7,888 for the fiscal years ended October 31, 2010 and October 31, 2011, respectively.

(d)	All Other Fees — There were no other fees billed for the fiscal years ended October 31, 2010 and October 31, 2011 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2011 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Not applicable.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date: January 6, 2012
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date: January 6, 2012